UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 through February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 28, 2017 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

The U.S. economy continued its steady expansion over the past six months and by the end of February 2017, the world’s leading economies were growing in a more synchronized manner that could accelerate global growth.

“In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017.”

By early 2017, the World Bank estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s (ECB) target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose in the latter half of 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its continuing majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the six months ended February 2017, there also emerged political uncertainties in the U.S. and Europe. Britain’s planned exit from the European Union — and its immigration and trade policies — brought investor uncertainty and was seen as a drag on the U.K. economy. In November 2016, Donald Trump won the U.S. presidency after campaigning on a platform that included new restrictions on immigration and protective trade policies. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were also vying for power in Italy, France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the six months through February 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	2.76%
Bloomberg Barclays 1-10 Year U.S. TIPS Index (formerly Barclays 1-10 Year U.S. TIPS Index)	0.26%
Consumer Price Index for All Urban Consumers — Seasonally Adjusted	1.69%
JPMorgan Diversified Real Return Composite Benchmark	3.61%
Net Assets as of 2/28/2017	$83,527,075

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

U.S. financial markets overall provided mixed returns for the six months ended February 28, 2017. Equity markets rose along with bond yields amid a backdrop of low but rising interest rates and price inflation, as well as improved corporate profits.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

The November 8, 2016 election handed Donald Trump the U.S. presidency and the Republican Party a majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple closing record highs. U.S. Treasury bonds underperformed other bond market sectors and high yield bonds (also known as “junk bonds”) outperformed the broader bond market.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1-10 Year U.S. TIPS Index (the “Index”). The Index only tracks Treasury Inflation Protected Securities (“TIPS”), while the Fund is invested in a broad range of assets. The Fund underperformed the JPMorgan Diversified Real Return Composite Benchmark (45% MSCI World Index, 55% Bloomberg Barclays U.S. TIPS 1-10 Year Index).

During the six month reporting period, real estate investment trusts (REITs) came under pressure against the backdrop of higher U.S. interest rates. The Fund’s exposure to REITs detracted from relative performance. Meanwhile, the Fund’s allocations to traditional equities and global natural resources equities were positive contributors to relative performance as the pickup in global growth and inflation during the period was well-received by investors.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund was positioned with the goal of delivering real return.

Particularly since the U.S. election, the portfolio managers believed that the “lower for longer” economic environment seemed to be largely over and the U.S. had entered a reflationary environment with upward pressure on interest rates. While portfolio managers expected U.S. inflation to normalize, they expressed a more positive view on inflation within equity securities rather than within fixed income securities. As a result, the portfolio managers preferred allocating to traditional equity securities as well as to U.S. Consumer Price Index swaps to maintain inflation-sensitivity. The portfolio managers also preferred credit such as high yield securities over traditional TIPS given their expectation that rates would rise, which would hurt traditional TIPS performance. At the end of the reporting period, the Fund’s asset allocation consisted of the following weights: 8% in TIPS; 15% in other inflation-managed fixed income securities; 5% in floating rate securities; 15% in high yield debt; 14% in traditional equities; 12% in REITs; 9% in global natural resources equities; 5% in global infrastructure equities; and 10% in commodities.

2	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	JPMorgan Floating Rate Income Fund, Class R6 Shares	5.6%
2.	Vanguard REIT Fund	5.3
3.	JPMorgan Opportunistic Equity Long/Short Fund, Class R6 Shares	2.0
4.	iShares TIPS Bond Fund	1.6
5.	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.658%, 08/25/33	0.7
6.	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A12, 5.750%, 03/25/36	0.6
7.	Fremont Home Loan Trust, Series 2004-B, Class M1, VAR, 1.648%, 05/25/34	0.6
8.	CHL Mortgage Pass-Through Trust, Series 2003-21, Class A1, VAR, 3.243%, 05/25/33	0.5
9.	Alternative Loan Trust, Series 2006-14CB, Class A1, 6.000%, 06/25/36	0.5
10.	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 2.024%, 06/20/33	0.5

PORTFOLIO COMPOSITION***
Common Stocks	33.9%
Corporate Bonds	29.8
Investment Companies	7.6
U.S. Treasury Obligations	7.4
Exchange-Traded Funds	6.8
Asset-Backed Securities	2.6
Collateralized Mortgage Obligations	2.3
Others (each less than 1.0%)	0.0	(a)
Short-Term Investments	9.6

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2011
With Sales Charge**		(1.94)%	6.53%	(0.49)%	0.07%
Without Sales Charge		2.65	11.59	0.43	0.86
CLASS C SHARES	March 31, 2011
With CDSC***		1.42	10.03	(0.08)	0.35
Without CDSC		2.42	11.03	(0.08)	0.35
CLASS R2 SHARES	March 31, 2011	2.56	11.36	0.18	0.61
CLASS R5 SHARES	March 31, 2011	2.81	12.00	0.77	1.21
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 31, 2011	2.76	11.82	0.67	1.10

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/11 — 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Diversified Real Return Fund, the Bloomberg Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted, the Diversified Real Return Composite Benchmark and the Lipper Alternative Global Macro Funds Index from March 31, 2011 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Diversified Real Return Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Bloomberg Barclays 1-10 Year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Global Macro Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for

All Urban Consumers-Seasonally Adjusted is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climatic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Diversified Real Return Composite Benchmark is comprised of the Bloomberg Barclays 1-10 Year U.S. TIPS Index (55%) and the MSCI World Index (45%). The Lipper Alternative Global Macro Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Effective July 29, 2016, the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.5%
504,502	Fremont Home Loan Trust, Series 2004-B, Class M1, VAR, 1.648%, 05/25/34	469,258
436,808	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 2.024%, 06/20/33	427,268
450,536	RAMP Trust, Series 2003-RS10, Class MII1, VAR, 1.753%, 11/25/33	419,851
598,466	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.658%, 08/25/33	559,329
205,284	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, VAR, 1.208%, 09/25/35	201,250

	Total Asset-Backed Securities (Cost $2,043,550)	2,076,956

Collateralized Mortgage Obligations — 2.2%
495,828	Alternative Loan Trust, Series 2006-14CB, Class A1, 6.000%, 06/25/36	429,389
	CHL Mortgage Pass-Through Trust,
438,446	Series 2003-21, Class A1, VAR, 3.243%, 05/25/33	437,868
389,924	Series 2005-31, Class 2A1, VAR, 3.143%, 01/25/36	353,953
125,328	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, VAR, 3.325%, 09/25/34	123,608
474,192	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A12, 5.750%, 03/25/36	476,556

	Total Collateralized Mortgage Obligations (Cost $1,820,069)	1,821,374

SHARES
Common Stocks — 32.7%
	Consumer Discretionary — 2.0%
	Auto Components — 0.0% (g)
143	Continental AG, (Germany)	28,984

	Automobiles — 0.1%
700	Honda Motor Co. Ltd., (Japan)	21,684
430	Renault SA, (France)	38,168
1,100	Suzuki Motor Corp., (Japan)	42,993
105	Tesla, Inc. (a)	26,249

		129,094

	Distributors — 0.1%
301	Genuine Parts Co.	28,809
1,095	LKQ Corp. (a)	34,580

		63,389

	Hotels, Restaurants & Leisure — 0.4%
393	Brinker International, Inc.	16,600
852	Hilton Grand Vacations, Inc. (a)	25,509
2,602	Hilton Worldwide Holdings, Inc.	148,834
385	InterContinental Hotels Group plc, (United Kingdom)	18,142
1,086	La Quinta Holdings, Inc. (a)	15,052

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
648	Norwegian Cruise Line Holdings Ltd. (a)	32,854
400	Oriental Land Co. Ltd., (Japan)	22,484
338	Red Rock Resorts, Inc., Class A	7,426
730	Starbucks Corp.	41,515

		328,416

	Household Durables — 0.1%
429	Mohawk Industries, Inc. (a)	97,108
386	Newell Brands, Inc.	18,926
8,200	Taylor Wimpey plc, (United Kingdom)	18,308

		134,342

	Internet & Direct Marketing Retail — 0.4%
199	Amazon.com, Inc. (a)	168,163
249	Expedia, Inc.	29,641
271	Netflix, Inc. (a)	38,517
42	Priceline Group, Inc. (The) (a)	72,414
540	Wayfair, Inc., Class A (a)	20,417

		329,152

	Media — 0.3%
473	CBS Corp. (Non-Voting), Class B	31,180
103	Charter Communications, Inc., Class A (a)	33,275
1,466	Clear Channel Outdoor Holdings, Inc., Class A	7,037
500	Dentsu, Inc., (Japan)	27,744
896	DISH Network Corp., Class A (a)	55,552
982	Entercom Communications Corp., Class A	15,368
314	Nexstar Media Group, Inc., Class A	21,674
419	Sinclair Broadcast Group, Inc., Class A	16,718
222	Time Warner, Inc.	21,803

		230,351

	Multiline Retail — 0.2%
550	Dollar General Corp.	40,161
500	Izumi Co. Ltd., (Japan)	22,316
742	Kohl’s Corp.	31,624
1,600	Marui Group Co. Ltd., (Japan)	22,105
513	Nordstrom, Inc.	23,937

		140,143

	Specialty Retail — 0.3%
43	AutoZone, Inc. (a)	31,672
524	Bed Bath & Beyond, Inc.	21,169
598	Best Buy Co., Inc.	26,390
6,876	Dixons Carphone plc, (United Kingdom)	25,859
752	Gap, Inc. (The)	18,665
223	Home Depot, Inc. (The)	32,315
3,458	Kingfisher plc, (United Kingdom)	14,105

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	5

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
123	Murphy USA, Inc. (a)	7,835
415	Tiffany & Co.	38,126
91	Ulta Beauty, Inc. (a)	24,882

		241,018

	Textiles, Apparel & Luxury Goods — 0.1%
175	adidas AG, (Germany)	29,357
379	Columbia Sportswear Co.	20,822
892	Hanesbrands, Inc.	17,849
99	Kering, (France)	24,089

		92,117

	Total Consumer Discretionary	1,717,006

	Consumer Staples — 1.1%
	Beverages — 0.2%
425	Anheuser-Busch InBev SA/NV, (Belgium)	46,489
292	Dr Pepper Snapple Group, Inc.	27,285
147	Molson Coors Brewing Co., Class B	14,757
527	Monster Beverage Corp. (a)	21,839
246	Pernod Ricard SA, (France)	28,153
500	Suntory Beverage & Food Ltd., (Japan)	20,982

		159,505

	Food & Staples Retailing — 0.2%
198	Casey’s General Stores, Inc.	22,687
470	CVS Health Corp.	37,873
3,708	Distribuidora Internacional de Alimentacion SA, (Spain)	20,552
1,863	Koninklijke Ahold Delhaize NV, (Netherlands) (a)	39,658
828	Kroger Co. (The)	26,330

		147,100

	Food Products — 0.5%
2,603	Archer-Daniels-Midland Co.	122,263
849	Associated British Foods plc, (United Kingdom)	27,592
652	Bunge Ltd.	53,366
65,600	Golden Agri-Resources Ltd., (Singapore)	17,756
287	Ingredion, Inc.	34,696
350	Post Holdings, Inc. (a)	28,655
352	TreeHouse Foods, Inc. (a)	29,948
396	Tyson Foods, Inc., Class A	24,774
35,700	Wilmar International Ltd., (Singapore)	92,568

		431,618

	Household Products — 0.1%
308	Energizer Holdings, Inc.	16,897
468	Procter & Gamble Co. (The)	42,621

		59,518

SHARES	SECURITY DESCRIPTION	VALUE($)

	Personal Products — 0.1%
965	Coty, Inc., Class A	18,122
1,017	Unilever NV, (United Kingdom), CVA	48,143

		66,265

	Tobacco — 0.0% (g)
893	British American Tobacco plc, (United Kingdom)	56,406

	Total Consumer Staples	920,412

	Energy — 4.2%
	Energy Equipment & Services — 0.2%
410	Baker Hughes, Inc.	24,715
723	Halliburton Co.	38,651
1,106	Schlumberger Ltd.	88,878
946	TechnipFMC plc, (United Kingdom) (a)	30,512

		182,756

	Oil, Gas & Consumable Fuels — 4.0%
599	AltaGas Ltd., (Canada)	13,981
495	Anadarko Petroleum Corp.	32,002
556	Apache Corp.	29,240
39,880	BP plc, (United Kingdom)	224,870
2,481	Canadian Natural Resources Ltd., (Canada)	71,150
793	Cheniere Energy, Inc. (a)	38,104
1,465	Chevron Corp.	164,812
34,000	CNOOC Ltd., (China)	40,222
308	Concho Resources, Inc. (a)	40,795
1,557	ConocoPhillips	74,066
479	Devon Energy Corp.	20,769
562	Ecopetrol SA, (Colombia), ADR (a)	5,069
3,068	Enbridge, Inc., (Canada)	129,123
2,376	Enbridge, Inc., (Canada)	99,451
5,715	Eni SpA, (Italy)	88,167
803	EOG Resources, Inc.	77,883
449	EQT Corp.	26,891
4,451	Exxon Mobil Corp.	361,955
12,827	Gazprom PJSC, (Russia), ADR	57,254
575	Imperial Oil Ltd., (Canada)	17,962
1,125	Inter Pipeline Ltd., (Canada)	23,589
7,573	Kinder Morgan, Inc.	161,381
222	Koninklijke Vopak NV, (Netherlands)	9,402
925	LUKOIL PJSC, (Russia), ADR	49,047
682	Marathon Petroleum Corp.	33,827
146	Novatek PJSC, (Russia), Reg. S, GDR	18,925
653	Occidental Petroleum Corp.	42,804
2,928	Oil Search Ltd., (Australia)	15,637
746	ONEOK, Inc.	40,321
837	PBF Energy, Inc., Class A	20,498

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1,292	Pembina Pipeline Corp., (Canada)	41,750
3,212	Petroleo Brasileiro SA, (Brazil), ADR (a)	32,377
844	Phillips 66	65,992
124	Pioneer Natural Resources Co.	23,060
2,427	Repsol SA, (Spain)	35,903
2,234	Rosneft Oil Co. PJSC, (Russia), Reg. S, GDR	12,675
242	Rosneft Oil Co. PJSC, (Russia), Reg. S, GDR	1,391
9,190	Royal Dutch Shell plc, (Netherlands), Class A	237,817
3,068	Royal Dutch Shell plc, (Netherlands), Class A	79,492
2,235	Statoil ASA, (Norway)	39,406
3,544	Suncor Energy, Inc., (Canada)	110,333
604	Targa Resources Corp.	34,126
6,022	TOTAL SA, (France)	300,474
2,645	TransCanada Corp., (Canada)	121,596
1,362	Ultrapar Participacoes SA, (Brazil), ADR	28,262
434	Valero Energy Corp.	29,490
1,068	Veresen, Inc., (Canada)	10,871
2,226	Williams Cos., Inc. (The)	63,085
1,530	Woodside Petroleum Ltd., (Australia)	36,700
1,324	Z Energy Ltd., (New Zealand)	6,872

		3,340,869

	Total Energy	3,523,625

	Financials — 2.6%
	Banks — 1.3%
2,016	Australia & New Zealand Banking Group Ltd., (Australia)	47,715
4,603	Bank of America Corp.	113,602
699	BNP Paribas SA, (France)	40,899
795	Citigroup, Inc.	47,549
1,008	Citizens Financial Group, Inc.	37,669
752	East West Bancorp, Inc.	40,698
985	Fifth Third Bancorp	27,028
543	First Republic Bank	50,950
573	HDFC Bank Ltd., (India), ADR	41,078
3,122	ING Groep NV, (Netherlands)	43,011
298	M&T Bank Corp.	49,757
7,800	Mitsubishi UFJ Financial Group, Inc., (Japan)	51,603
3,187	Nordea Bank AB, (Sweden)	37,262
493	PNC Financial Services Group, Inc. (The)	62,724
279	Signature Bank (a)	43,945
2,859	Standard Chartered plc, (United Kingdom) (a)	25,627
1,200	Sumitomo Mitsui Financial Group, Inc., (Japan)	46,749
720	SunTrust Banks, Inc.	42,833
828	US Bancorp	45,540
2,828	Wells Fargo & Co.	163,685

		1,059,924

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — 0.6%
255	Affiliated Managers Group, Inc.	42,822
95	BlackRock, Inc.	36,809
2,512	Charles Schwab Corp. (The)	101,510
275	Deutsche Boerse AG, (Germany) (a)	23,569
619	Invesco Ltd.	19,925
531	Lazard Ltd., Class A	22,865
724	Morgan Stanley	33,065
400	Nasdaq, Inc.	28,444
254	Northern Trust Corp.	22,187
370	S&P Global, Inc.	47,904
623	T Rowe Price Group, Inc.	44,364
2,427	UBS Group AG, (Switzerland)	37,414

		460,878

	Consumer Finance — 0.1%
1,183	Ally Financial, Inc.	26,606
1,028	Capital One Financial Corp.	96,488

		123,094

	Diversified Financial Services — 0.0% (g)
2,700	ORIX Corp., (Japan)	42,012

	Insurance — 0.6%
16	Alleghany Corp. (a)	10,333
538	Allied World Assurance Co. Holdings AG	28,417
1,004	American International Group, Inc.	64,176
1,342	AXA SA, (France)	31,695
273	Chubb Ltd.	37,720
825	CNO Financial Group, Inc.	17,251
878	Hartford Financial Services Group, Inc. (The)	42,926
1,756	Loews Corp.	82,497
168	Marsh & McLennan Cos., Inc.	12,345
194	Prudential Financial, Inc.	21,445
1,483	Prudential plc, (United Kingdom)	29,638
700	Sompo Holdings, Inc., (Japan)	26,167
1,000	Tokio Marine Holdings, Inc., (Japan)	43,823
318	Travelers Cos., Inc. (The)	38,872
523	Unum Group	25,538

		512,843

	Total Financials	2,198,751

	Health Care — 1.5%
	Biotechnology — 0.4%
369	Celgene Corp. (a)	45,575
700	Exact Sciences Corp. (a)	15,064
220	Genmab A/S, (Denmark) (a)	43,508
543	Gilead Sciences, Inc.	38,271

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	7

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
170	Intercept Pharmaceuticals, Inc. (a)	21,690
489	Kite Pharma, Inc. (a)	34,606
702	Shire plc	42,330
338	Spark Therapeutics, Inc. (a)	21,558
416	Vertex Pharmaceuticals, Inc. (a)	37,698

		300,300

	Health Care Providers & Services — 0.5%
1,337	Acadia Healthcare Co., Inc. (a)	59,790
522	Aetna, Inc.	67,213
102	Cigna Corp.	15,188
399	Fresenius SE & Co. KGaA, (Germany)	31,678
387	HCA Holdings, Inc. (a)	33,762
200	Humana, Inc.	42,250
979	UnitedHealth Group, Inc.	161,907

		411,788

	Health Care Technology — 0.0% (g)
448	Veeva Systems, Inc., Class A (a)	19,573

	Life Sciences Tools & Services — 0.1%
217	Illumina, Inc. (a)	36,326
449	VWR Corp. (a)	12,617

		48,943

	Pharmaceuticals — 0.5%
104	Allergan plc	25,461
576	AstraZeneca plc, (United Kingdom)	33,195
1,698	GlaxoSmithKline plc, (United Kingdom)	34,746
170	Jazz Pharmaceuticals plc (a)	22,545
533	Johnson & Johnson	65,138
936	Merck & Co., Inc.	61,654
2,821	Pfizer, Inc.	96,253
635	Revance Therapeutics, Inc. (a)	13,335
264	Roche Holding AG, (Switzerland)	64,259
242	Sanofi, (France)	20,875
2,204	TherapeuticsMD, Inc. (a)	13,841

		451,302

	Total Health Care	1,231,906

	Industrials — 3.4%
	Aerospace & Defense — 0.1%
518	Airbus SE, (France)	38,061
346	Thales SA, (France)	34,085
401	United Technologies Corp.	45,132

		117,278

	Air Freight & Logistics — 0.0% (g)
1,500	Yamato Holdings Co. Ltd., (Japan)	32,743

SHARES	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.2%
1,936	Delta Air Lines, Inc.	96,664
1,200	Japan Airlines Co. Ltd., (Japan)	39,215
1,025	Southwest Airlines Co.	59,245

		195,124

	Building Products — 0.2%
400	Daikin Industries Ltd., (Japan)	37,962
709	Fortune Brands Home & Security, Inc.	41,001
288	Lennox International, Inc.	47,411

		126,374

	Commercial Services & Supplies — 0.1%
1,257	Waste Connections, Inc., (Canada)	109,849

	Construction & Engineering — 0.1%
5,000	Kajima Corp., (Japan)	32,589
634	OCI NV, (Netherlands) (a)	12,604

		45,193

	Electrical Equipment — 0.1%
217	Acuity Brands, Inc.	45,852

	Industrial Conglomerates — 0.2%
615	Carlisle Cos., Inc.	63,529
341	Honeywell International, Inc.	42,455
435	Siemens AG, (Germany)	56,550

		162,534

	Machinery — 0.3%
912	CNH Industrial NV, (United Kingdom)	8,426
1,900	DMG Mori Co. Ltd., (Japan)	30,027
376	Dover Corp.	30,118
227	Illinois Tool Works, Inc.	29,966
186	Middleby Corp. (The) (a)	25,800
415	Stanley Black & Decker, Inc.	52,767
339	WABCO Holdings, Inc. (a)	38,063
467	Wartsila OYJ Abp, (Finland)	23,979

		239,146

	Professional Services — 0.0% (g)
249	Equifax, Inc.	32,646

	Road & Rail — 0.0% (g)
360	Old Dominion Freight Line, Inc. (a)	33,034

	Trading Companies & Distributors — 0.2%
808	HD Supply Holdings, Inc. (a)	34,744
1,800	Mitsubishi Corp., (Japan)	40,633
190	United Rentals, Inc. (a)	24,326
539	Wolseley plc, (Switzerland)	32,888

		132,591

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Transportation Infrastructure — 1.9%
8,256	Abertis Infraestructuras SA, (Spain)	120,956
1,030	Aena SA, (Spain) (e)	147,133
451	Aeroports de Paris, (France)	51,164
6,813	Atlantia SpA, (Italy)	159,522
12,817	Auckland International Airport Ltd., (New Zealand)	67,683
12,851	BBA Aviation plc, (United Kingdom)	48,614
18,000	Beijing Capital International Airport Co. Ltd., (China), Class H	19,289
10,000	China Merchants Port Holdings Co. Ltd., (China)	27,883
22,000	COSCO SHIPPING Ports Ltd., (China)	24,502
268	Flughafen Zuerich AG, (Switzerland)	54,110
526	Fraport AG Frankfurt Airport Services Worldwide, (Germany)	32,907
7,744	Groupe Eurotunnel SE, (France)	72,249
577	Grupo Aeroportuario del Pacifico SAB de CV, (Mexico), ADR	49,882
257	Grupo Aeroportuario del Sureste SAB de CV, (Mexico), ADR	40,688
73,000	Hutchison Port Holdings Trust, (Hong Kong)	27,747
800	Japan Airport Terminal Co. Ltd., (Japan)	27,980
16,000	Jiangsu Expressway Co. Ltd., (China), Class H	21,107
2,000	Kamigumi Co. Ltd., (Japan)	18,766
6,242	Macquarie Atlas Roads Group, (Australia)	23,420
1,054	Macquarie Infrastructure Corp.	81,095
2,000	Mitsubishi Logistics Corp., (Japan)	28,721
17,076	Qube Holdings Ltd., (Australia)	30,200
8,900	SATS Ltd., (Singapore)	31,754
12,500	Shenzhen International Holdings Ltd., (China)	17,922
939	Societa Iniziative Autostradali e Servizi SpA, (Italy)	8,227
2,000	Sumitomo Warehouse Co. Ltd. (The), (Japan)	11,535
15,867	Sydney Airport, (Australia)	73,707
24,814	Transurban Group, (Australia)	209,849
740	Wesco Aircraft Holdings, Inc. (a)	8,954
820	Westshore Terminals Investment Corp., (Canada)	16,669

		1,554,235

	Total Industrials	2,826,599

	Information Technology — 2.5%
	Communications Equipment — 0.2%
276	Arista Networks, Inc. (a)	32,841
1,383	Cisco Systems, Inc.	47,271
286	Harris Corp.	31,431
184	Palo Alto Networks, Inc. (a)	27,950

		139,493

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.2%
716	Amphenol Corp., Class A	49,555
375	Arrow Electronics, Inc. (a)	27,075
1,634	Corning, Inc.	45,115
200	Keyence Corp., (Japan)	77,336

		199,081

	Internet Software & Services — 0.6%
312	Alphabet, Inc., Class C (a)	256,842
1,155	Facebook, Inc., Class A (a)	156,549
1,239	GoDaddy, Inc., Class A (a)	45,657
600	Tencent Holdings Ltd., (China)	15,922

		474,970

	IT Services — 0.4%
388	Capgemini SA, (France)	33,233
632	Mastercard, Inc., Class A	69,811
1,548	PayPal Holdings, Inc. (a)	65,016
891	Vantiv, Inc., Class A (a)	58,253
867	Visa, Inc., Class A	76,244

		302,557

	Semiconductors & Semiconductor Equipment — 0.4%
894	Applied Materials, Inc.	32,381
288	ASML Holding NV, (Netherlands)	35,009
244	Broadcom Ltd.	51,467
310	Cavium, Inc. (a)	20,308
1,953	Infineon Technologies AG, (Germany)	34,716
235	KLA-Tencor Corp.	21,178
256	Lam Research Corp.	30,346
392	NVIDIA Corp.	39,780
501	QUALCOMM, Inc.	28,297
640	Texas Instruments, Inc.	49,037

		342,519

	Software — 0.5%
372	Adobe Systems, Inc. (a)	44,022
914	Electronic Arts, Inc. (a)	79,061
364	Guidewire Software, Inc. (a)	19,889
2,363	Microsoft Corp.	151,185
427	salesforce.com, Inc. (a)	34,736
435	ServiceNow, Inc. (a)	37,810
450	Splunk, Inc. (a)	27,779

		394,482

	Technology Hardware, Storage & Peripherals — 0.2%
1,304	Apple, Inc.	178,635
1,148	Hewlett Packard Enterprise Co.	26,197

		204,832

	Total Information Technology	2,057,934

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	9

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 5.6%
	Chemicals — 1.4%
425	AdvanSix, Inc. (a)	11,594
1,290	Agrium, Inc., (Canada)	124,367
923	CF Industries Holdings, Inc.	29,001
435	Chr Hansen Holding A/S, (Denmark)	25,937
624	FMC Corp.	35,955
4,818	Israel Chemicals Ltd., (Israel)	20,529
1,858	K+S AG, (Germany)	43,392
1,932	Monsanto Co.	219,920
1,486	Mosaic Co. (The)	46,348
8,134	Potash Corp. of Saskatchewan, Inc., (Canada)	141,099
851	Syngenta AG, (Switzerland) (a)	365,567
1,706	Yara International ASA, (Norway)	64,766

		1,128,475

	Construction Materials — 0.1%
399	Eagle Materials, Inc.	41,380
126	Martin Marietta Materials, Inc.	27,210
220	Vulcan Materials Co.	26,534

		95,124

	Containers & Packaging — 0.7%
11,230	Amcor Ltd., (Australia)	120,871
457	Avery Dennison Corp.	36,885
555	Ball Corp.	40,809
1,498	Graphic Packaging Holding Co.	19,998
1,837	International Paper Co.	96,810
475	Packaging Corp. of America	43,904
786	Sealed Air Corp.	36,533
2,293	Smurfit Kappa Group plc, (Ireland)	60,902
1,757	WestRock Co.	94,386

		551,098

	Metals & Mining — 3.0%
820	Alcoa Corp.	28,364
7,795	Anglo American plc, (United Kingdom) (a)	122,393
2,134	Antofagasta plc, (Chile)	21,444
10,472	ArcelorMittal, (Luxembourg) (a)	92,146
6,540	Barrick Gold Corp., (Canada)	121,513
17,815	BHP Billiton Ltd., (Australia)	337,204
875	Franco-Nevada Corp., (Canada)	56,399
6,819	Freeport-McMoRan, Inc. (a)	91,375
1,026	Fresnillo plc, (Mexico)	18,827
67,146	Glencore plc, (Switzerland) (a)	267,682
4,702	Goldcorp, Inc., (Canada)	74,520
3,200	JFE Holdings, Inc., (Japan)	60,491

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
70	Korea Zinc Co. Ltd., (South Korea) (a)	25,743
3,773	MMC Norilsk Nickel PJSC, (Russia), ADR	60,077
4,231	Newcrest Mining Ltd., (Australia)	71,671
2,914	Newmont Mining Corp.	99,775
6,400	Nippon Steel & Sumitomo Metal Corp., (Japan)	157,322
13,845	Norsk Hydro ASA, (Norway)	78,385
462	Novolipetsk Steel PJSC, (Russia), GDR	8,855
1,768	Nucor Corp.	110,624
445	POSCO, (South Korea)	111,276
2,360	Rio Tinto Ltd., (United Kingdom)	111,889
1,185	Rio Tinto plc, (United Kingdom)	48,569
952	Severstal PJSC, (Russia), Reg. S, GDR	13,560
2,468	Silver Wheaton Corp., (Canada)	48,070
29,466	South32 Ltd., (Australia)	56,100
959	Southern Copper Corp., (Peru)	35,157
4,000	Sumitomo Metal Mining Co. Ltd., (Japan)	55,570
2,418	thyssenkrupp AG, (Germany)	60,356
7,239	Vale SA, (Brazil), ADR	74,924
598	voestalpine AG, (Austria)	25,126

		2,545,407

	Paper & Forest Products — 0.4%
2,205	Fibria Celulose SA, (Brazil), ADR	18,853
680	KapStone Paper and Packaging Corp.	15,368
3,559	Mondi plc, (South Africa)	82,952
8,000	Oji Holdings Corp., (Japan)	38,319
5,520	Stora Enso OYJ, (Finland), Class R	59,198
6,453	UPM-Kymmene OYJ, (Finland)	153,044

		367,734

	Total Materials	4,687,838

	Real Estate — 7.3%
	Equity Real Estate Investment Trusts (REITs) — 7.1%
1,262	American Homes 4 Rent, Class A	29,998
3,450	Apartment Investment & Management Co., Class A	160,528
1,620	AvalonBay Communities, Inc.	297,724
1,400	Boston Properties, Inc.	194,642
5,500	Brandywine Realty Trust	91,630
4,991	Brixmor Property Group, Inc.	116,490
2,340	Camden Property Trust	198,081
2,680	Corporate Office Properties Trust	91,361
3,020	CubeSmart	82,295
1,580	CyrusOne, Inc.	80,422
1,630	Digital Realty Trust, Inc.	176,040
1,560	Duke Realty Corp.	39,998

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
250	EastGroup Properties, Inc.	18,585
420	Equinix, Inc.	157,949
1,730	Equity LifeStyle Properties, Inc.	137,743
2,840	Equity One, Inc.	89,914
770	Essex Property Trust, Inc.	180,719
6,100	GGP, Inc.	151,646
7,498	Goodman Group, (Australia)	43,370
8,630	HCP, Inc.	282,978
1,200	Highwoods Properties, Inc.	62,988
6,690	Host Hotels & Resorts, Inc.	120,353
2,110	Hudson Pacific Properties, Inc.	77,184
3,900	Invitation Homes, Inc. (a)	84,981
1,020	Kilroy Realty Corp.	78,693
9,340	Kimco Realty Corp.	226,495
1,013	Klepierre, (France)	37,624
1,560	Liberty Property Trust	61,526
1,900	Macerich Co. (The)	128,022
2,150	National Health Investors, Inc.	162,798
909	Outfront Media, Inc.	23,589
3,028	Park Hotels & Resorts, Inc.	77,335
420	Pennsylvania REIT	6,930
7,580	Prologis, Inc.	386,959
1,432	Public Storage	325,723
3,942	Quality Care Properties, Inc. (a)	74,819
1,763	Rayonier, Inc.	50,492
3,480	Realty Income Corp.	213,254
800	Senior Housing Properties Trust	16,400
1,510	Simon Property Group, Inc.	278,444
1,640	SL Green Realty Corp.	184,795
15,500	Spirit Realty Capital, Inc.	170,345
1,290	STORE Capital Corp.	32,134
5,830	Sunstone Hotel Investors, Inc.	85,992
1,150	Ventas, Inc.	74,808
1,700	Vornado Realty Trust	186,779
3,887	Weyerhaeuser Co.	131,070

		5,982,645

	Real Estate Management & Development — 0.2%
1,835	CBRE Group, Inc., Class A (a)	65,363
12,000	China Resources Land Ltd., (China)	32,739
2,000	Mitsui Fudosan Co. Ltd., (Japan)	45,254

		143,356

	Total Real Estate	6,126,001

SHARES	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
900	Nippon Telegraph & Telephone Corp., (Japan)	38,069
34,880	Telecom Italia SpA, (Italy) (a)	28,149
649	Verizon Communications, Inc.	32,210

		98,428

	Wireless Telecommunication Services — 0.1%
295	T-Mobile US, Inc. (a)	18,446
16,695	Vodafone Group plc, (United Kingdom)	41,811

		60,257

	Total Telecommunication Services	158,685

	Utilities — 2.3%
	Electric Utilities — 1.6%
1,699	American Electric Power Co., Inc.	113,782
4,000	CLP Holdings Ltd., (Hong Kong)	40,684
736	CPFL Energia SA, (Brazil), ADR	11,975
1,742	Duke Energy Corp.	143,802
1,151	Edison International	91,781
748	Enel Americas SA, (Chile), ADR	7,293
24,723	Enel SpA, (Italy)	106,103
1,123	Eversource Energy	65,875
2,046	Exelon Corp.	75,109
14,090	Iberdrola SA, (Spain)	93,554
1,281	NextEra Energy, Inc.	167,811
1,079	PG&E Corp.	72,023
1,456	PPL Corp.	53,697
2,162	Southern Co. (The)	109,873
2,215	SSE plc, (United Kingdom)	42,321
2,087	Xcel Energy, Inc.	91,223

		1,286,906

	Gas Utilities — 0.0% (g)
4,000	China Gas Holdings Ltd., (Hong Kong)	5,933
8,000	China Resources Gas Group Ltd., (China)	24,433

		30,366

	Independent Power & Renewable Electricity Producers — 0.0% (g)
4,000	China Resources Power Holdings Co. Ltd., (China)	7,239

	Multi-Utilities — 0.7%
12,029	Centrica plc, (United Kingdom)	33,886
712	Consolidated Edison, Inc.	54,852
1,331	Dominion Resources, Inc.	103,339
4,402	E.ON SE, (Germany)	34,144
3,545	Engie SA, (France)	43,374
8,543	National Grid plc, (United Kingdom)	103,783

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	11

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
1,112	Public Service Enterprise Group, Inc.	51,130
817	Sempra Energy	90,107
736	WEC Energy Group, Inc.	44,359

		558,974

	Water Utilities — 0.0% (g)
10,000	Beijing Enterprises Water Group Ltd., (China)	7,139
766	Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR	8,112
4,000	Guangdong Investment Ltd., (China)	5,449

		20,700

	Total Utilities	1,904,185

	Total Common Stocks (Cost $25,836,758)	27,352,942

PRINCIPAL AMOUNT($)
Corporate Bonds — 28.8%
	Consumer Discretionary — 3.3%
	Auto Components — 0.2%
	American Axle & Manufacturing, Inc.,
11,000	6.250%, 03/15/21	11,316
33,000	6.625%, 10/15/22	34,155
7,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	7,088
46,000	Dana, Inc., 5.500%, 12/15/24	48,070
50,000	Goodyear Tire & Rubber Co. (The), 5.000%, 05/31/26	51,000
	Icahn Enterprises LP,
15,000	5.875%, 02/01/22	15,300
4,000	6.250%, 02/01/22 (e)	4,130
4,000	6.750%, 02/01/24 (e)	4,155
25,000	Tenneco, Inc., 5.375%, 12/15/24	26,125

		201,339

	Automobiles — 0.2%
150,000	Daimler Finance North America LLC, (Germany), 1.875%, 01/11/18 (e)	150,313
35,000	Ford Motor Co., 4.346%, 12/08/26	35,913

		186,226

	Distributors — 0.1%
10,000	Global Partners LP, 6.250%, 07/15/22	9,800
59,000	LKQ Corp., 4.750%, 05/15/23	59,092

		68,892

	Diversified Consumer Services — 0.0% (g)
22,000	Service Corp. International, 5.375%, 05/15/24	23,307

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — 0.8%
18,000	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	18,770
18,000	Boyd Gaming Corp., 6.875%, 05/15/23	19,440
60,000	Choice Hotels International, Inc., 5.750%, 07/01/22	65,100
15,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	14,887
10,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	10,087
10,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.250%, 03/01/24 (e)	10,163
	GLP Capital LP,
72,000	5.375%, 11/01/23	77,220
57,000	5.375%, 04/15/26	59,636
10,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	9,890
4,000	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	4,220
10,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	10,375
30,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	31,200
81,000	MGM Resorts International, 6.000%, 03/15/23	88,290
13,000	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	13,276
7,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	7,123
	Scientific Games International, Inc.,
55,000	7.000%, 01/01/22 (e)	58,438
25,000	10.000%, 12/01/22	26,531
2,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	2,050
40,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	40,400
29,000	Wynn Las Vegas LLC, 5.375%, 03/15/22	29,798
30,000	Yum! Brands, Inc., 3.750%, 11/01/21	30,525

		627,419

	Household Durables — 0.1%
9,000	American Greetings Corp., 7.875%, 02/15/25 (e)	9,439
25,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	26,812
10,000	M/I Homes, Inc., 6.750%, 01/15/21	10,500
	Mattamy Group Corp., (Canada),
13,000	6.500%, 11/15/20 (e)	13,357
3,000	6.875%, 12/15/23 (e)	3,135
	Tempur Sealy International, Inc.,
29,000	5.500%, 06/15/26	28,384
8,000	5.625%, 10/15/23	8,080
10,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	10,150

		109,857

	Internet & Direct Marketing Retail — 0.0% (g)
	Netflix, Inc.,
15,000	4.375%, 11/15/26 (e)	14,869
10,000	5.875%, 02/15/25	10,850

		25,719

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — 1.6%
40,000	AMC Networks, Inc., 4.750%, 12/15/22	40,400
46,000	Cablevision Systems Corp., 8.000%, 04/15/20	50,830
	Charter Communications Operating LLC,
45,000	4.464%, 07/23/22	47,281
40,000	4.908%, 07/23/25	42,200
49,000	Cinemark USA, Inc., 4.875%, 06/01/23	50,225
	Clear Channel Worldwide Holdings, Inc.,
65,000	Series B, 6.500%, 11/15/22	67,315
20,000	Series B, 7.625%, 03/15/20	20,150
90,000	Comcast Corp., 3.150%, 03/01/26	88,724
	CSC Holdings LLC,
30,000	6.750%, 11/15/21	33,000
30,000	8.625%, 02/15/19	33,169
20,000	Discovery Communications LLC, 3.800%, 03/13/24 (w)	19,962
	DISH DBS Corp.,
5,000	5.875%, 07/15/22	5,359
2,000	5.875%, 11/15/24	2,135
107,000	6.750%, 06/01/21	117,433
7,000	7.750%, 07/01/26	8,225
20,000	Gray Television, Inc., 5.875%, 07/15/26 (e)	20,281
75,000	iHeartCommunications, Inc., 9.000%, 12/15/19	65,540
30,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	30,000
15,000	Mediacom Broadband LLC, 6.375%, 04/01/23	15,750
25,000	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (e)	25,562
55,000	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	56,513
45,000	Outfront Media Capital LLC, 5.875%, 03/15/25	47,306
5,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	5,331
55,000	Regal Entertainment Group, 5.750%, 03/15/22	57,544
25,000	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	25,719
	Sirius XM Radio, Inc.,
4,000	4.625%, 05/15/23 (e)	4,090
50,000	5.375%, 04/15/25 (e)	51,141
5,000	5.750%, 08/01/21 (e)	5,209
40,000	TEGNA, Inc., 6.375%, 10/15/23	42,600
20,000	Time Warner, Inc., 2.950%, 07/15/26	18,565
	Univision Communications, Inc.,
60,000	5.125%, 05/15/23 (e)	60,000
5,000	5.125%, 02/15/25 (e)	4,931
25,000	Viacom, Inc., 2.250%, 02/04/22	23,888
60,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	63,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	WMG Acquisition Corp.,
5,000	4.875%, 11/01/24 (e)	5,063
10,000	5.000%, 08/01/23 (e)	10,225
23,000	5.625%, 04/15/22 (e)	23,920

		1,288,736

	Multiline Retail — 0.1%
35,000	Dollar Tree, Inc., 5.750%, 03/01/23	37,012
20,000	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	20,038
10,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	6,275

		63,325

	Specialty Retail — 0.2%
10,000	Caleres, Inc., 6.250%, 08/15/23	10,475
58,000	CST Brands, Inc., 5.000%, 05/01/23	60,175
25,000	L Brands, Inc., 5.625%, 10/15/23	26,150
12,000	Penske Automotive Group, Inc., 5.500%, 05/15/26	11,918
15,000	PetSmart, Inc., 7.125%, 03/15/23 (e)	14,719
35,000	Sally Holdings LLC, 5.500%, 11/01/23	35,525

		158,962

	Textiles, Apparel & Luxury Goods — 0.0% (g)
20,000	Levi Strauss & Co., 5.000%, 05/01/25	20,425

	Total Consumer Discretionary	2,774,207

	Consumer Staples — 1.7%
	Beverages — 0.3%
180,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 3.650%, 02/01/26	182,627
19,000	Cott Beverages, Inc., (Canada), 5.375%, 07/01/22	19,475
45,000	PepsiCo, Inc., 2.750%, 03/01/23	45,214

		247,316

	Food & Staples Retailing — 0.5%
	Albertsons Cos. LLC,
10,000	5.750%, 03/15/25 (e)	10,019
57,000	6.625%, 06/15/24 (e)	60,277
	CVS Health Corp.,
65,000	2.800%, 07/20/20	66,067
35,000	3.875%, 07/20/25	36,143
33,000	Ingles Markets, Inc., 5.750%, 06/15/23	34,072
35,000	Kroger Co. (The), 2.650%, 10/15/26	32,568
44,000	New Albertsons, Inc., 8.000%, 05/01/31	43,670
35,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	37,088
	SUPERVALU, Inc.,
27,000	6.750%, 06/01/21	26,932
55,000	7.750%, 11/15/22	54,313
11,000	US Foods, Inc., 5.875%, 06/15/24 (e)	11,550

		412,699

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	13

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 0.3%
23,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	22,914
18,000	Dean Foods Co., 6.500%, 03/15/23 (e)	18,765
	JBS USA LUX SA, (Brazil),
20,000	5.750%, 06/15/25 (e)	20,600
31,000	5.875%, 07/15/24 (e)	32,395
25,000	7.250%, 06/01/21 (e)	25,750
90,000	Kraft Heinz Foods Co., 3.000%, 06/01/26	84,979
11,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	11,302
	Post Holdings, Inc.,
12,000	5.000%, 08/15/26 (e)	11,557
12,000	5.500%, 03/01/25 (e)	12,240
11,000	5.750%, 03/01/27 (e)	11,131

		251,633

	Household Products — 0.1%
12,000	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	12,255
25,000	Spectrum Brands, Inc., 5.750%, 07/15/25	26,615

		38,870

	Personal Products — 0.1%
39,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	41,194
	Revlon Consumer Products Corp.,
27,000	5.750%, 02/15/21	27,202
15,000	6.250%, 08/01/24	15,413

		83,809

	Tobacco — 0.4%
130,000	Altria Group, Inc., 2.850%, 08/09/22	130,021
12,000	BAT International Finance plc, (United Kingdom), 3.950%, 06/15/25 (e)	12,324
120,000	Philip Morris International, Inc., 2.125%, 05/10/23	114,538
90,000	Reynolds American, Inc., 4.450%, 06/12/25	95,154

		352,037

	Total Consumer Staples	1,386,364

	Energy — 2.9%
	Energy Equipment & Services — 0.5%
4,000	Ensco plc, 5.200%, 03/15/25	3,540
18,000	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	18,574
	Noble Holding International Ltd., (United Kingdom),
4,000	6.200%, 08/01/40	3,140
4,000	7.750%, 01/15/24	3,890
22,000	Parker Drilling Co., 6.750%, 07/15/22	20,350
13,000	Rowan Cos., Inc., 7.375%, 06/15/25	13,487
24,000	SESI LLC, 7.125%, 12/15/21	24,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
10,000	Summit Midstream Holdings LLC, 5.500%, 08/15/22	10,125
73,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	75,281
	Transocean, Inc.,
7,000	5.550%, 10/15/22	6,506
84,000	6.800%, 03/15/38	67,620
2,000	7.500%, 04/15/31	1,795
53,000	9.000%, 07/15/23 (e)	57,240
7,000	9.100%, 12/15/41	6,912
18,000	Trinidad Drilling Ltd., (Canada), 6.625%, 02/15/25 (e)	18,540
1,000	Weatherford International LLC, 6.800%, 06/15/37	943
	Weatherford International Ltd.,
4,000	5.950%, 04/15/42	3,350
8,000	6.500%, 08/01/36	7,380
2,000	6.750%, 09/15/40	1,820
3,000	7.000%, 03/15/38	2,828
12,000	7.750%, 06/15/21	12,945
67,000	9.875%, 02/15/24 (e)	77,385
5,000	Western Refining Logistics LP, 7.500%, 02/15/23	5,425

		443,736

	Oil, Gas & Consumable Fuels — 2.4%
	Antero Resources Corp.,
6,000	5.000%, 03/01/25 (e)	5,820
55,000	5.125%, 12/01/22	55,275
24,000	5.375%, 11/01/21	24,540
5,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	5,087
10,000	Boardwalk Pipelines LP, 4.450%, 07/15/27	10,252
	BP Capital Markets plc, (United Kingdom),
160,000	1.375%, 05/10/18	159,685
35,000	3.017%, 01/16/27	33,750
25,000	3.216%, 11/28/23	25,101
30,000	3.588%, 04/14/27	30,220
15,000	Buckeye Partners LP, 3.950%, 12/01/26	14,896
98,000	California Resources Corp., 8.000%, 12/15/22 (e)	83,300
30,000	Canadian Natural Resources Ltd., (Canada), 3.800%, 04/15/24	30,282
	Cenovus Energy, Inc., (Canada),
11,000	3.000%, 08/15/22	10,759
20,000	6.750%, 11/15/39	22,606
2,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25 (e)	2,118
	Chesapeake Energy Corp.,
15,000	4.875%, 04/15/22	13,440
3,000	5.750%, 03/15/23	2,737

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,000	6.125%, 02/15/21	1,935
4,000	8.000%, 01/15/25 (e)	3,975
	Chevron Corp.,
75,000	1.961%, 03/03/20	75,040
25,000	2.498%, 03/03/22	25,000
30,000	2.895%, 03/03/24	30,000
44,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	45,320
5,000	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	5,307
	Continental Resources, Inc.,
2,000	3.800%, 06/01/24	1,853
3,000	4.500%, 04/15/23	2,938
119,000	5.000%, 09/15/22	121,380
10,000	Crestwood Midstream Partners LP, 6.250%, 04/01/23	10,375
	DCP Midstream Operating LP,
24,000	3.875%, 03/15/23	23,160
10,000	4.750%, 09/30/21 (e)	10,325
15,000	6.750%, 09/15/37 (e)	15,900
5,000	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	5,012
38,000	Energy Transfer Equity LP, 5.875%, 01/15/24	40,850
55,000	Enterprise Products Operating LLC, 3.950%, 02/15/27	56,661
	EP Energy LLC,
51,000	8.000%, 02/15/25 (e)	49,725
79,000	9.375%, 05/01/20	77,222
15,000	Genesis Energy LP, 5.625%, 06/15/24	14,963
35,000	Hess Corp., 4.300%, 04/01/27	35,006
	Hilcorp Energy I LP,
41,000	5.000%, 12/01/24 (e)	39,258
20,000	5.750%, 10/01/25 (e)	19,850
5,000	Martin Midstream Partners LP, 7.250%, 02/15/21	5,081
	MEG Energy Corp., (Canada),
6,000	6.375%, 01/30/23 (e)	5,325
28,000	6.500%, 03/15/21 (e)	28,630
25,000	6.500%, 01/15/25 (e)	24,438
	MPLX LP,
15,000	4.125%, 03/01/27	15,097
25,000	4.875%, 12/01/24	26,689
14,000	NGL Energy Partners LP, 6.125%, 03/01/25 (e)	13,965
5,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	5,200
	NuStar Logistics LP,
3,000	4.800%, 09/01/20	3,090
7,000	6.750%, 02/01/21	7,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Oasis Petroleum, Inc.,
13,000	6.500%, 11/01/21	13,228
4,000	6.875%, 03/15/22	4,080
16,000	6.875%, 01/15/23	16,220
40,000	ONEOK Partners LP, 4.900%, 03/15/25	42,825
	ONEOK, Inc.,
13,000	4.250%, 02/01/22	13,390
2,000	7.500%, 09/01/23	2,383
40,000	Phillips 66 Partners LP, 3.550%, 10/01/26	38,825
	QEP Resources, Inc.,
4,000	5.250%, 05/01/23	3,940
12,000	5.375%, 10/01/22	12,060
7,000	6.875%, 03/01/21	7,403
	Range Resources Corp.,
12,000	4.875%, 05/15/25	11,370
3,000	5.000%, 03/15/23 (e)	2,906
8,000	Rice Energy, Inc., 7.250%, 05/01/23	8,400
2,000	Rockies Express Pipeline LLC, 5.625%, 04/15/20 (e)	2,110
	RSP Permian, Inc.,
5,000	5.250%, 01/15/25 (e)	5,125
26,000	6.625%, 10/01/22	27,495
	SM Energy Co.,
5,000	5.000%, 01/15/24	4,688
9,000	6.500%, 11/15/21	9,202
10,000	6.500%, 01/01/23	10,025
60,000	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	61,211
20,000	Sunoco LP, 6.375%, 04/01/23	20,250
10,000	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	10,100
	Targa Resources Partners LP,
11,000	4.250%, 11/15/23	10,917
15,000	5.125%, 02/01/25 (e)	15,600
5,000	5.375%, 02/01/27 (e)	5,238
8,000	Tesoro Corp., 4.750%, 12/15/23 (e)	8,280
	Tesoro Logistics LP,
10,000	5.250%, 01/15/25	10,538
25,000	6.375%, 05/01/24	27,177
15,000	Transcanada Trust, (Canada), VAR, 5.300%, 03/15/77	15,150
4,000	Western Refining, Inc., 6.250%, 04/01/21	4,135
31,000	Whiting Petroleum Corp., 5.000%, 03/15/19	31,271

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	15

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Williams Cos., Inc. (The),
118,000	4.550%, 06/24/24	119,770
5,000	5.750%, 06/24/44	5,050
7,000	WPX Energy, Inc., 6.000%, 01/15/22	7,166

		1,963,596

	Total Energy	2,407,332

	Financials — 8.3%
	Banks — 4.0%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	50,231
60,000	2.503%, 10/21/22	58,328
185,000	3.875%, 08/01/25	189,080
65,000	Series L, 3.950%, 04/21/25	65,235
25,000	VAR, 3.124%, 01/20/23	25,051
175,000	Bank of Montreal, (Canada), 2.375%, 01/25/19	176,890
	Bank of Nova Scotia (The), (Canada),
100,000	1.650%, 06/14/19	99,430
90,000	2.450%, 03/22/21	90,005
200,000	Barclays plc, (United Kingdom), 2.000%, 03/16/18	199,993
250,000	Capital One NA, 1.650%, 02/05/18	250,157
	CIT Group, Inc.,
40,000	5.000%, 08/15/22	42,400
42,000	5.375%, 05/15/20	44,940
	Citigroup, Inc.,
100,000	1.750%, 05/01/18	100,022
95,000	1.800%, 02/05/18	95,271
65,000	2.900%, 12/08/21	65,223
90,000	3.700%, 01/12/26	90,291
45,000	4.600%, 03/09/26	46,740
50,000	VAR, 3.887%, 01/10/28	50,478
20,000	Series T, VAR, 6.250%, 08/15/26 (x) (y)	21,771
250,000	Discover Bank, 2.000%, 02/21/18	250,730
200,000	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	199,367
250,000	PNC Bank NA, 2.200%, 01/28/19	252,172
147,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	156,274
	Toronto-Dominion Bank (The), (Canada),
110,000	2.125%, 04/07/21	108,820
60,000	2.500%, 12/14/20	60,398
	Wells Fargo & Co.,
115,000	2.500%, 03/04/21	115,120
55,000	3.000%, 10/23/26	52,839
250,000	Wells Fargo Bank NA, 2.150%, 12/06/19	251,340

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Westpac Banking Corp., (Australia),
55,000	2.150%, 03/06/20	54,946
65,000	2.600%, 11/23/20	65,391
15,000	VAR, 4.322%, 11/23/31	15,142

		3,344,075

	Capital Markets — 1.9%
120,000	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	120,564
250,000	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	250,373
	Goldman Sachs Group, Inc. (The),
55,000	2.350%, 11/15/21	53,833
200,000	2.375%, 01/22/18	201,493
35,000	3.500%, 11/16/26	34,373
150,000	3.750%, 05/22/25	152,169
	Morgan Stanley,
105,000	2.500%, 01/24/19	105,983
120,000	2.625%, 11/17/21	119,032
202,000	2.650%, 01/27/20	204,232
50,000	3.875%, 01/27/26	51,009
45,000	4.350%, 09/08/26	46,304
250,000	UBS AG, (Switzerland), 1.800%, 03/26/18	250,463

		1,589,828

	Consumer Finance — 1.1%
	Ally Financial, Inc.,
83,000	4.125%, 03/30/20	85,801
95,000	4.625%, 05/19/22	98,800
24,000	8.000%, 11/01/31	29,520
200,000	Ford Motor Credit Co. LLC, 3.200%, 01/15/21	203,271
	General Motors Financial Co., Inc.,
185,000	2.400%, 04/10/18	186,186
100,000	3.700%, 05/09/23	100,901
10,000	4.350%, 01/17/27	10,180
100,000	HSBC USA, Inc., 2.750%, 08/07/20	101,025
40,000	John Deere Capital Corp., 2.650%, 01/06/22	40,291
56,000	Navient Corp., 8.450%, 06/15/18	59,850

		915,825

	Diversified Financial Services — 0.6%
35,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	32,987
40,000	Berkshire Hathaway, Inc., 3.125%, 03/15/26	40,186
15,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	13,537
200,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	201,612
35,000	National Rural Utilities Cooperative Finance Corp., 2.950%, 02/07/24	35,188

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
35,000	Nationstar Mortgage LLC, 7.875%, 10/01/20	36,488
	Shell International Finance BV, (Netherlands),
30,000	2.875%, 05/10/26	29,183
75,000	3.250%, 05/11/25	75,657
10,000	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	10,300

		475,138

	Insurance — 0.6%
	American International Group, Inc.,
55,000	3.300%, 03/01/21	56,369
80,000	3.900%, 04/01/26	81,004
121,000	CNO Financial Group, Inc., 5.250%, 05/30/25	124,630
10,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	11,550
30,000	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	30,115
150,000	Metropolitan Life Global Funding I, 2.500%, 12/03/20 (e)	150,472
20,000	NFP Corp., 9.000%, 07/15/21 (e)	21,146
80,000	Prudential Financial, Inc., 3.500%, 05/15/24	82,238

		557,524

	Thrifts & Mortgage Finance — 0.1%
30,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	29,550
25,000	Radian Group, Inc., 7.000%, 03/15/21	27,875

		57,425

	Total Financials	6,939,815

	Health Care — 2.3%
	Biotechnology — 0.3%
70,000	AbbVie, Inc., 3.200%, 05/14/26	67,358
	Amgen, Inc.,
55,000	1.850%, 08/19/21	53,168
25,000	2.600%, 08/19/26	23,205
35,000	Celgene Corp., 3.875%, 08/15/25	35,783
55,000	Gilead Sciences, Inc., 2.950%, 03/01/27	52,645

		232,159

	Health Care Equipment & Supplies — 0.2%
	Abbott Laboratories,
20,000	2.900%, 11/30/21	20,036
20,000	3.750%, 11/30/26	19,990
15,000	Hologic, Inc., 5.250%, 07/15/22 (e)	15,637
52,000	Mallinckrodt International Finance SA, 5.625%, 10/15/23 (e)	49,920
	Teleflex, Inc.,
11,000	4.875%, 06/01/26	11,083
20,000	5.250%, 06/15/24	20,650

		137,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 1.0%
	Acadia Healthcare Co., Inc.,
19,000	5.625%, 02/15/23	19,760
20,000	6.500%, 03/01/24	21,250
15,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	15,262
55,000	Anthem, Inc., 3.500%, 08/15/24	55,305
	Centene Corp.,
10,000	4.750%, 01/15/25	10,287
29,000	6.125%, 02/15/24	31,465
	Community Health Systems, Inc.,
7,000	5.125%, 08/01/21	6,877
6,000	7.125%, 07/15/20	5,640
44,000	DaVita, Inc., 5.125%, 07/15/24	44,907
	Envision Healthcare Corp.,
15,000	5.125%, 07/01/22 (e)	15,356
18,000	5.625%, 07/15/22	18,743
45,000	Express Scripts Holding Co., 3.400%, 03/01/27	42,701
29,000	Fresenius Medical Care US Finance II, Inc., (Germany), 5.875%, 01/31/22 (e)	31,647
	HCA, Inc.,
48,000	5.000%, 03/15/24	50,580
120,000	Series 1, 5.875%, 05/01/23	130,500
50,000	7.500%, 02/15/22	57,688
37,000	IASIS Healthcare LLC, 8.375%, 05/15/19	36,168
11,000	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	11,083
41,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	44,178
36,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	35,730
	Tenet Healthcare Corp.,
31,000	4.375%, 10/01/21	31,232
30,000	4.500%, 04/01/21	30,375
19,000	5.000%, 03/01/19	19,013
15,000	6.750%, 06/15/23	14,869
5,000	7.500%, 01/01/22 (e)	5,413
11,000	8.125%, 04/01/22	11,550
55,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	54,894

		852,473

	Health Care Technology — 0.0% (g)
35,000	Quintiles IMS, Inc., 4.875%, 05/15/23 (e)	36,006

	Life Sciences Tools & Services — 0.0% (g)
40,000	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	38,377

	Pharmaceuticals — 0.8%
	Actavis Funding SCS,
100,000	2.350%, 03/12/18	100,711
75,000	3.800%, 03/15/25	75,776

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	17

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
30,000	Bristol-Myers Squibb Co., 3.250%, 02/27/27	30,027
	Concordia International Corp., (Canada),
39,000	7.000%, 04/15/23 (e)	15,210
13,000	9.000%, 04/01/22 (e)	11,440
56,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	51,940
50,000	Merck & Co., Inc., 2.350%, 02/10/22	49,982
39,000	Mylan NV, 3.950%, 06/15/26	38,090
35,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	33,365
20,000	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	20,275
70,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	64,449
	Valeant Pharmaceuticals International, Inc.,
50,000	5.875%, 05/15/23 (e)	40,219
44,000	6.375%, 10/15/20 (e)	40,040
25,000	6.750%, 08/15/18 (e)	24,625
30,000	7.000%, 10/01/20 (e)	27,975
21,000	7.250%, 07/15/22 (e)	18,900

		643,024

	Total Health Care	1,939,355

	Industrials — 2.3%
	Aerospace & Defense — 0.6%
	Arconic, Inc.,
44,000	5.125%, 10/01/24	45,430
59,000	5.900%, 02/01/27	63,204
	Bombardier, Inc., (Canada),
16,000	6.000%, 10/15/22 (e)	16,000
23,000	6.125%, 01/15/23 (e)	23,000
6,000	7.500%, 03/15/25 (e)	6,217
20,000	8.750%, 12/01/21 (e)	22,150
10,000	L3 Technologies, Inc., 3.850%, 12/15/26	10,167
	Lockheed Martin Corp.,
50,000	2.900%, 03/01/25	49,121
35,000	3.550%, 01/15/26	35,785
50,000	Northrop Grumman Corp., 3.200%, 02/01/27	49,746
8,000	Orbital ATK, Inc., 5.500%, 10/01/23	8,320
	TransDigm, Inc.,
30,000	6.000%, 07/15/22	30,862
31,000	6.375%, 06/15/26 (e)	31,310
8,000	6.500%, 07/15/24	8,260
10,000	6.500%, 05/15/25 (e)	10,238
50,000	United Technologies Corp., 1.950%, 11/01/21	49,133

		458,943

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.0% (g)
20,000	XPO Logistics, Inc., 6.125%, 09/01/23 (e)	21,000

	Airlines — 0.1%
25,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	25,937
15,000	United Continental Holdings, Inc., 5.000%, 02/01/24	14,944

		40,881

	Building Products — 0.1%
9,000	Airxcel, Inc., 8.500%, 02/15/22 (e)	9,270
10,000	Masonite International Corp., 5.625%, 03/15/23 (e)	10,325
12,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	13,050
	Standard Industries, Inc.,
15,000	5.000%, 02/15/27 (e)	15,300
44,000	6.000%, 10/15/25 (e)	46,750
13,000	Unifrax I LLC, 7.500%, 02/15/19 (e)	12,967

		107,662

	Commercial Services & Supplies — 0.3%
6,000	ACCO Brands Corp., 5.250%, 12/15/24 (e)	6,075
59,000	ADT Corp. (The), 4.125%, 06/15/23	56,787
15,000	Covanta Holding Corp., 6.375%, 10/01/22	15,469
20,000	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	19,150
11,000	Harland Clarke Holdings Corp., 8.375%, 08/15/22 (e)	11,364
15,000	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	16,144
	Park Aerospace Holdings Ltd., (Ireland),
9,000	5.250%, 08/15/22 (e)	9,382
9,000	5.500%, 02/15/24 (e)	9,407
70,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	76,738
32,000	West Corp., 5.375%, 07/15/22 (e)	30,736

		251,252

	Construction & Engineering — 0.2%
	AECOM,
38,000	5.125%, 03/15/27 (e)	38,614
59,000	5.875%, 10/15/24	64,457
26,000	MasTec, Inc., 4.875%, 03/15/23	26,000

		129,071

	Electrical Equipment — 0.1%
13,000	EnerSys, 5.000%, 04/30/23 (e)	13,227
5,000	International Wire Group, Inc., 10.750%, 08/01/21 (e)	4,850

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — continued
22,000	Sensata Technologies BV, 4.875%, 10/15/23 (e)	22,468
66,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	70,867

		111,412

	Industrial Conglomerates — 0.1%
15,000	Honeywell International, Inc., 2.500%, 11/01/26	14,311
	Roper Technologies, Inc.,
10,000	2.800%, 12/15/21	10,025
5,000	3.800%, 12/15/26	5,054

		29,390

	Machinery — 0.1%
17,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	17,340
2,000	Gates Global LLC, 6.000%, 07/15/22 (e)	2,015
35,000	Navistar International Corp., 8.250%, 11/01/21	35,350
7,000	Oshkosh Corp., 5.375%, 03/01/25	7,254
20,000	Parker-Hannifin Corp., 3.250%, 03/01/27 (e)	20,135
28,000	Terex Corp., 5.625%, 02/01/25 (e)	28,735

		110,829

	Marine — 0.0% (g)
22,529	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	21,403

	Professional Services — 0.0% (g)
12,000	IHS Markit Ltd., 4.750%, 02/15/25 (e)	12,368

	Road & Rail — 0.1%
70,000	Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	72,399

	Trading Companies & Distributors — 0.6%
25,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	23,250
65,000	Air Lease Corp., 3.000%, 09/15/23	63,946
119,000	Aircastle Ltd., 5.125%, 03/15/21	127,032
45,000	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	44,761
15,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	15,863
100,000	International Lease Finance Corp., 3.875%, 04/15/18	102,201
	United Rentals North America, Inc.,
5,000	5.500%, 05/15/27	5,110
40,000	5.750%, 11/15/24	42,400
60,000	5.875%, 09/15/26	63,075
10,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	10,475
29,000	WESCO Distribution, Inc., 5.375%, 06/15/24	29,870

		527,983

	Total Industrials	1,894,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 2.0%
	Communications Equipment — 0.5%
30,000	Alcatel-Lucent USA, Inc., (France), 6.450%, 03/15/29	33,150
	Avaya, Inc.,
55,000	7.000%, 04/01/19 (d) (e)	43,931
10,000	10.500%, 03/01/21 (d) (e)	2,750
135,000	Cisco Systems, Inc., 2.200%, 02/28/21	135,177
35,000	CommScope, Inc., 5.500%, 06/15/24 (e)	36,663
	Harris Corp.,
50,000	1.999%, 04/27/18	50,106
50,000	3.832%, 04/27/25	51,388
10,000	Nokia OYJ, (Finland), 6.625%, 05/15/39	10,675
12,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	12,216

		376,056

	Electronic Equipment, Instruments & Components — 0.0% (g)
20,000	CDW LLC, 5.500%, 12/01/24	21,000

	Internet Software & Services — 0.1%
25,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	27,187
8,000	Match Group, Inc., 6.375%, 06/01/24	8,640
13,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	13,699
10,000	Zayo Group LLC, 5.750%, 01/15/27 (e)	10,573

		60,099

	IT Services — 0.1%
	Alliance Data Systems Corp.,
7,000	5.375%, 08/01/22 (e)	6,965
5,000	5.875%, 11/01/21 (e)	5,175
	First Data Corp.,
25,000	5.000%, 01/15/24 (e)	25,531
49,000	5.750%, 01/15/24 (e)	50,776
31,000	7.000%, 12/01/23 (e)	33,325

		121,772

	Semiconductors & Semiconductor Equipment — 0.3%
	Analog Devices, Inc.,
40,000	2.500%, 12/05/21	39,780
20,000	3.125%, 12/05/23	19,992
15,000	3.500%, 12/05/26	14,966
40,000	Broadcom Corp., 3.625%, 01/15/24 (e)	40,318
	Micron Technology, Inc.,
2,000	5.250%, 08/01/23 (e)	2,018
40,000	5.250%, 01/15/24 (e)	40,500
8,000	5.500%, 02/01/25	8,260
27,000	Microsemi Corp., 9.125%, 04/15/23 (e)	31,118

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	19

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
10,000	Qorvo, Inc., 6.750%, 12/01/23	10,900
11,000	QUALCOMM, Inc., 3.450%, 05/20/25	11,137
10,000	Versum Materials, Inc., 5.500%, 09/30/24 (e)	10,463

		229,452

	Software — 0.5%
30,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	31,950
5,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	5,131
10,000	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	10,275
35,000	Infor US, Inc., 6.500%, 05/15/22	36,400
7,000	Informatica LLC, 7.125%, 07/15/23 (e)	6,790
	Microsoft Corp.,
110,000	2.400%, 08/08/26	104,516
15,000	3.300%, 02/06/27	15,293
4,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	4,093
	Open Text Corp., (Canada),
15,000	5.625%, 01/15/23 (e)	15,731
3,000	5.875%, 06/01/26 (e)	3,150
	Oracle Corp.,
135,000	2.400%, 09/15/23	131,983
45,000	2.500%, 05/15/22	45,011
20,000	Solera LLC, 10.500%, 03/01/24 (e)	22,800
14,000	Symantec Corp., 5.000%, 04/15/25 (e)	14,369

		447,492

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
155,000	2.500%, 02/09/25	149,821
20,000	3.250%, 02/23/26	20,299
	Diamond 1 Finance Corp.,
46,000	5.875%, 06/15/21 (e)	48,665
80,000	6.020%, 06/15/26 (e)	88,213
42,000	7.125%, 06/15/24 (e)	46,405
8,000	Diebold Nixdorf, Inc., 8.500%, 04/15/24	8,780
	EMC Corp.,
13,000	2.650%, 06/01/20	12,670
10,000	3.375%, 06/01/23	9,558
	Western Digital Corp.,
15,000	7.375%, 04/01/23 (e)	16,405
10,000	10.500%, 04/01/24	11,688

		412,504

	Total Information Technology	1,668,375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 1.8%
	Chemicals — 0.5%
75,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	91,125
	CF Industries, Inc.,
55,000	3.400%, 12/01/21 (e)	55,144
8,000	4.500%, 12/01/26 (e)	8,194
12,000	5.150%, 03/15/34	11,370
67,000	CVR Partners LP, 9.250%, 06/15/23 (e)	71,690
55,000	Hexion, Inc., 6.625%, 04/15/20	51,150
8,000	Koppers, Inc., 6.000%, 02/15/25 (e)	8,320
10,000	Momentive Performance Materials, Inc., 3.880%, 10/24/21	9,800
65,000	PolyOne Corp., 5.250%, 03/15/23	66,950
5,000	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	4,994
5,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26 (e)	5,106
5,000	Valvoline, Inc., 5.500%, 07/15/24 (e)	5,275

		389,118

	Construction Materials — 0.3%
200,000	Cemex SAB de CV, (Mexico), 6.125%, 05/05/25 (e)	209,160
10,000	US Concrete, Inc., 6.375%, 06/01/24 (e)	10,575

		219,735

	Containers & Packaging — 0.3%
60,000	Ball Corp., 5.250%, 07/01/25	63,675
60,000	Berry Plastics Corp., 5.125%, 07/15/23	61,800
4,000	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	4,090
	Graphic Packaging International, Inc.,
10,000	4.125%, 08/15/24	9,925
11,000	4.750%, 04/15/21	11,577
30,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	30,938
75,000	Sealed Air Corp., 5.125%, 12/01/24 (e)	78,375

		260,380

	Metals & Mining — 0.7%
	ArcelorMittal, (Luxembourg),
39,000	6.125%, 06/01/25	43,826
59,000	7.000%, 02/25/22	67,113
60,000	7.750%, 03/01/41	68,100
5,000	Coeur Mining, Inc., 7.875%, 02/01/21	5,162
59,000	Commercial Metals Co., 4.875%, 05/15/23	60,327
	Freeport-McMoRan, Inc.,
80,000	3.550%, 03/01/22	74,192
60,000	4.000%, 11/14/21	57,600
19,000	5.450%, 03/15/43	16,245
10,000	Hecla Mining Co., 6.875%, 05/01/21	10,325

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
5,000	HudBay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	5,337
10,000	Kaiser Aluminum Corp., 5.875%, 05/15/24	10,500
15,000	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	15,937
10,000	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	10,175
4,000	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	4,080
	Steel Dynamics, Inc.,
5,000	5.000%, 12/15/26 (e)	5,163
100,000	6.375%, 08/15/22	104,500
	Teck Resources Ltd., (Canada),
15,000	6.000%, 08/15/40	15,038
20,000	8.000%, 06/01/21 (e)	22,225
5,000	United States Steel Corp., 8.375%, 07/01/21 (e)	5,625
15,000	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	16,460

		617,930

	Paper & Forest Products — 0.0% (g)
10,000	Clearwater Paper Corp., 4.500%, 02/01/23	9,800
23,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	20,355

		30,155

	Total Materials	1,517,318

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
65,000	American Tower Corp., 3.375%, 10/15/26	62,138
10,000	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	10,500
60,000	Crown Castle International Corp., 3.700%, 06/15/26	59,206
15,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	15,638
	Equinix, Inc.,
25,000	5.375%, 04/01/23	25,937
11,000	5.750%, 01/01/25	11,660
5,000	5.875%, 01/15/26	5,341
40,000	HCP, Inc., 3.400%, 02/01/25	39,050
30,000	Iron Mountain, Inc., 5.750%, 08/15/24	30,787

	Total Real Estate	260,257

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
100,000	1.750%, 01/15/18	100,264
65,000	3.400%, 05/15/25	62,834
75,000	4.125%, 02/17/26	76,141
20,000	4.250%, 03/01/27	20,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
	CCO Holdings LLC,
15,000	5.125%, 05/01/27 (e)	15,581
35,000	5.500%, 05/01/26 (e)	37,144
40,000	5.750%, 02/15/26 (e)	42,800
70,000	5.875%, 04/01/24 (e)	75,075
15,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	15,862
25,000	Consolidated Communications, Inc., 6.500%, 10/01/22	24,937
141,000	Embarq Corp., 7.995%, 06/01/36	141,463
	Frontier Communications Corp.,
25,000	6.250%, 09/15/21	23,875
57,000	8.500%, 04/15/20	60,491
47,000	9.250%, 07/01/21	49,585
20,000	10.500%, 09/15/22	20,825
35,000	11.000%, 09/15/25	35,175
44,000	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	44,715
	Intelsat Jackson Holdings SA, (Luxembourg),
22,000	5.500%, 08/01/23	18,232
10,000	7.250%, 04/01/19	9,575
13,000	7.250%, 10/15/20	12,025
30,000	7.500%, 04/01/21	27,450
35,000	8.000%, 02/15/24 (e)	37,888
	Level 3 Financing, Inc.,
42,000	5.375%, 08/15/22	43,543
25,000	5.375%, 05/01/25	25,813
15,000	Qwest Capital Funding, Inc., 6.875%, 07/15/28	14,269
5,000	Qwest Corp., 7.250%, 09/15/25	5,437
25,000	SBA Communications Corp., 4.875%, 09/01/24 (e)	24,873
	Sprint Capital Corp.,
37,000	6.875%, 11/15/28	39,590
3,000	8.750%, 03/15/32	3,600
	Verizon Communications, Inc.,
115,000	2.625%, 08/15/26	105,397
70,000	2.946%, 03/15/22 (e)	69,928
10,000	Windstream Services LLC, 7.500%, 06/01/22	9,900
26,000	Zayo Group LLC, 6.000%, 04/01/23	27,495

		1,322,128

	Wireless Telecommunication Services — 0.6%
60,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	65,550
	Sprint Corp.,
175,000	7.125%, 06/15/24	188,946
50,000	7.625%, 02/15/25	55,750

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	21

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	T-Mobile USA, Inc.,
110,000	6.000%, 04/15/24	117,425
15,000	6.500%, 01/15/24	16,117
60,000	6.836%, 04/28/23	64,050

		507,838

	Total Telecommunication Services	1,829,966

	Utilities — 1.7%
	Electric Utilities — 0.6%
10,000	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	9,919
70,000	Duke Energy Corp., 3.750%, 04/15/24	72,477
80,000	Emera US Finance LP, (Canada), 3.550%, 06/15/26	78,983
70,000	Entergy Corp., 4.000%, 07/15/22	73,452
60,000	Exelon Corp., 3.950%, 06/15/25	61,828
40,000	ITC Holdings Corp., 3.650%, 06/15/24	40,555
25,000	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	25,380
65,000	Pacific Gas & Electric Co., 3.400%, 08/15/24	66,652
30,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	33,600
25,000	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	25,727
40,000	Xcel Energy, Inc., 3.350%, 12/01/26	40,324

		528,897

	Gas Utilities — 0.3%
	AmeriGas Partners LP,
6,000	5.500%, 05/20/25	6,082
9,000	5.750%, 05/20/27	9,045
5,000	Ferrellgas LP, 6.750%, 06/15/23	4,850
5,000	PBF Logistics LP, 6.875%, 05/15/23	5,088
10,000	Rose Rock Midstream LP, 5.625%, 11/15/23	9,750
169,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	185,478
13,000	Summit Midstream Holdings LLC, 5.750%, 04/15/25	13,195

		233,488

	Independent Power & Renewable Electricity Producers — 0.5%
80,000	AES Corp., 7.375%, 07/01/21	90,200
75,000	Calpine Corp., 5.250%, 06/01/26 (e)	76,125
	Dynegy, Inc.,
105,000	5.875%, 06/01/23	95,025
5,000	8.000%, 01/15/25 (e)	4,750
35,000	GenOn Energy, Inc., 9.875%, 10/15/20	25,725
45,000	NRG Energy, Inc., 7.250%, 05/15/26	46,294
50,000	NRG Yield Operating LLC, 5.375%, 08/15/24	51,250
11,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	11,289

		400,658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 0.3%
65,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	66,720
	CMS Energy Corp.,
5,000	2.950%, 02/15/27	4,770
15,000	3.450%, 08/15/27	14,957
	Dominion Resources, Inc.,
15,000	Series D, 2.850%, 08/15/26	14,182
55,000	3.625%, 12/01/24	55,729
35,000	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	34,873
60,000	Sempra Energy, 4.050%, 12/01/23	62,916

		254,147

	Total Utilities	1,417,190

	Total Corporate Bonds (Cost $23,936,757)	24,034,772

SHARES
Exchange-Traded Funds — 6.6%
	Fixed Income — 1.5%
10,997	iShares TIPS Bond Fund	1,260,806

	U.S. Equity — 5.1%
49,749	Vanguard REIT Fund	4,241,600

	Total Exchange-Traded Funds (Cost $5,556,151)	5,502,406

Investment Companies — 7.4% (b)
	Alternative Assets — 2.0%
91,428	JPMorgan Opportunistic Equity Long/Short Fund, Class R6 Shares (a)	1,644,790

	Fixed Income — 5.4%
476,057	JPMorgan Floating Rate Income Fund, Class R6 Shares	4,513,017

	Total Investment Companies (Cost $6,114,310)	6,157,807

Preferred Stock — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
271	Henkel AG & Co. KGaA (Preference), (Germany) (Cost $33,886)	33,856

NUMBER OF RIGHTS
Right — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1,096	Media General, Inc., CVR (a) (Cost $—)	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 7.1%
28,000	U.S. Treasury Bond, 0.875%, 02/15/47	28,054
	U.S. Treasury Inflation Indexed Bond,
162,000	0.625%, 02/15/43	160,162
51,000	0.750%, 02/15/42	52,971
128,000	0.750%, 02/15/45	127,005
82,400	1.000%, 02/15/46	86,676
57,000	1.375%, 02/15/44	66,104
74,000	1.750%, 01/15/28	97,206
82,000	2.000%, 01/15/26	114,002
34,000	2.125%, 02/15/40	48,376
47,000	2.125%, 02/15/41	66,392
151,000	2.375%, 01/15/25	224,709
64,000	2.500%, 01/15/29	88,774
20,000	3.375%, 04/15/32	38,611
73,000	3.625%, 04/15/28	146,049
21,000	3.875%, 04/15/29	43,064
	U.S. Treasury Inflation Indexed Note,
168,000	0.125%, 04/15/18	178,005
369,000	0.125%, 04/15/19	387,584
283,000	0.125%, 04/15/20	297,142
232,000	0.125%, 04/15/21	239,517
159,000	0.125%, 01/15/22	171,498
55,000	0.125%, 07/15/22	58,455
108,000	0.125%, 01/15/23	113,424
182,000	0.125%, 07/15/24	184,484
164,000	0.125%, 07/15/26	162,285
330,000	0.250%, 01/15/25	335,426
341,000	0.375%, 07/15/23	361,274
236,000	0.375%, 07/15/25	242,313
83,000	0.375%, 01/15/27	83,193
297,000	0.625%, 07/15/21	331,287
297,000	0.625%, 01/15/24	316,633
256,000	0.625%, 01/15/26	266,509
266,000	1.125%, 01/15/21	310,233
66,000	1.375%, 07/15/18	76,806
7,000	1.375%, 01/15/20	8,273
91,000	1.875%, 07/15/19	110,003
52,000	2.125%, 01/15/19	61,941
236,000	U.S. Treasury Note, 0.750%, 01/31/18 (k)	235,650

	Total U.S. Treasury Obligations (Cost $5,937,345)	5,920,090

Short-Term Investments— 9.2%
	U.S. Treasury Obligation — 0.0% (g)
55,000	U.S. Treasury Bill, 0.518%, 04/06/17 (k) (n)	54,976

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies — 9.2%
5,765,947	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.477% (b) (l) ^	5,765,947
1,893,745	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l)	1,893,745

	Total Investment Companies	7,659,692

	Total Short-Term Investments (Cost $7,714,663)	7,714,668

	Total Investments — 96.5% (Cost $78,993,489)	80,614,871
	Other Assets in Excess of Liabilities — 3.5%	2,912,204

	NET ASSETS — 100.0%	$83,527,075

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	73.1%
Canada	3.1
United Kingdom	2.5
Switzerland	1.6
Australia	1.5
Japan	1.4
France	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	9.6
*	Percentages indicated are based upon total investments as of February 28, 2017.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	23

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	LME Primary Aluminum Futures^	03/13/17	USD	$336,219	$32,704
5	LME Zinc Futures^	03/13/17	USD	352,875	36,360
12	E-mini Russell 2000	03/17/17	USD	831,000	9,209
13	Mini MSCI Emerging Markets Index	03/17/17	USD	605,020	4,003
94	Brent Crude Oil Futures^	03/31/17	USD	5,311,940	14,255
11	WTI Crude Oil Futures^	04/19/17	USD	598,730	6,861
2	Mini Gold Futures^	04/26/17	USD	80,250	2,508
4	Gasoline RBOB Futures^	04/28/17	USD	294,941	(11,426)
7	Live Cattle Futures^	04/28/17	USD	330,190	22,759
4	NY Harbor ULSD Futures^	04/28/17	USD	277,066	(5,886)
11	Sugar No. 11 (World Markets) Futures^	04/28/17	USD	236,914	(17,526)
13	CBOT Wheat Futures^	05/12/17	USD	288,437	(2,963)
33	Corn Futures^	05/12/17	USD	616,687	15,187
4	Hard Red Winter Wheat Futures^	05/12/17	USD	92,700	(712)
9	Soybean Futures^	05/12/17	USD	466,087	5,111
7	Soybean Meal Futures^	05/12/17	USD	235,480	469
3	LME Nickel Futures^	05/15/17	USD	197,568	(621)
9	LME Primary Aluminum Futures^	05/15/17	USD	433,125	44,410
45	Crude Oil Financial Futures^	05/19/17	USD	2,463,750	12,663
1	Copper Futures^	05/26/17	USD	67,850	1,160
28	Natural Gas Financial Futures^	05/26/17	USD	826,840	(96,095)
3	10 Year U.S. Treasury Note	06/21/17	USD	373,734	931
7	Gold 100 OZ Futures^	06/28/17	USD	880,040	(8,788)
8	Natural Gas Futures^	06/28/17	USD	242,160	(23,031)
1	2 Year U.S. Treasury Note	06/30/17	USD	216,406	139
31	5 Year U.S. Treasury Note	06/30/17	USD	3,648,797	6,489
3	Cotton No.2 Futures^	07/07/17	USD	116,220	96
11	Soybean Oil Futures^	07/14/17	USD	225,654	(13,166)
9	LME Primary Aluminum Futures^	07/17/17	USD	433,912	18,360
4	LME Zinc Futures^	07/17/17	USD	282,750	2,613
10	Copper Futures^	07/27/17	USD	681,625	12,686
4	Silver Futures^	07/27/17	USD	370,700	(1,610)
8	Lean Hogs Futures^	08/14/17	USD	249,040	2,436
4	Coffee ‘C’ Futures^	09/19/17	USD	220,800	(7,137)
	Short Futures Outstanding
(7)	LME Primary Aluminum Futures^	03/13/17	USD	(336,219)	(37,602)
(5)	LME Zinc Futures^	03/13/17	USD	(352,875)	(7,446)
(2)	E-mini S&P 500	03/17/17	USD	(236,280)	(9,959)
(3)	Mini MSCI EAFE Index	03/17/17	USD	(261,825)	(9,861)
(16)	Natural Gas Financial Futures^	04/26/17	USD	(459,200)	64,449
(80)	Brent Crude Oil Futures^	04/28/17	USD	(4,547,200)	(24,998)
(9)	LME Primary Aluminum Futures^	05/15/17	USD	(433,125)	(19,996)
(8)	Ultra 10 Year U.S. Treasury Note	06/21/17	USD	(1,071,500)	(8,018)
(33)	5 Year U.S. Treasury Note	06/30/17	USD	(3,884,203)	(5,483)
(1)	LME Zinc Futures^	07/17/17	USD	(70,687)	2,159
(45)	Crude Oil Financial Futures^	08/21/17	USD	(2,486,250)	12,512

					$18,205

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
141,715	AUD	Australia and New Zealand Banking Group Ltd.	05/10/17	$107,850	$108,484	$634
148,947	CHF	Australia and New Zealand Banking Group Ltd.	05/10/17	150,201	148,908	(1,293)
29,454	EUR	Australia and New Zealand Banking Group Ltd.	05/10/17	31,491	31,304	(187)
45,020	GBP	Barclays Bank plc	05/10/17	56,646	55,956	(690)
260,622	HKD	Australia and New Zealand Banking Group Ltd.	05/10/17	33,628	33,602	(26)
2,916,199	JPY	Australia and New Zealand Banking Group Ltd.	05/10/17	26,041	26,035	(6)
222,168	SEK	Union Bank of Switzerland AG	05/10/17	25,250	24,698	(552)
50,768	SGD	Australia and New Zealand Banking Group Ltd.	05/11/17	35,923	36,242	319
				$467,030	$465,229	$(1,801)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
240,100	DKK	Citibank, NA	05/10/17	$34,727	$34,336	$391
172,457	EUR	Barclays Bank plc	05/10/17	185,248	183,290	1,958
5,632	EUR	Deutsche Bank AG	05/10/17	5,936	5,986	(50)
10,656	EUR	TD Bank Financial Group	05/10/17	11,287	11,326	(39)
23,805	EUR	Union Bank of Switzerland AG	05/10/17	25,240	25,300	(60)
86,586	HKD	Union Bank of Switzerland AG	05/10/17	11,173	11,163	10
2,493,910	JPY	Australia and New Zealand Banking Group Ltd.	05/10/17	22,274	22,265	9
15,027,312	JPY	Barclays Bank plc	05/10/17	134,252	134,160	92
104,132	NOK	TD Bank Financial Group	05/10/17	12,557	12,427	130
				$442,694	$440,253	$2,441

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA	1.897% at termination	CPI-U at termination	11/01/2021	$4,000,000	$67,010
Bank of America NA	2.018% at termination	CPI-U at termination	11/04/2026	2,000,000	56,174
Deutsche Bank AG, New York	1.965% at termination	CPI-U at termination	11/02/2018	4,000,000	32,605
Deutsche Bank AG, New York	2.293% at termination	CPI-U at termination	01/04/2027	1,500,000	(978)
Morgan Stanley Capital Services	2.140% at termination	CPI-U at termination	02/10/2022	3,000,000	8,264
Morgan Stanley Capital Services	2.238% at termination	CPI-U at termination	11/17/2026	2,000,000	11,752
Morgan Stanley Capital Services	2.199% at termination	CPI-U at termination	12/01/2026	2,000,000	19,081
Morgan Stanley Capital Services	2.320% at termination	CPI-U at termination	01/17/2027	1,000,000	(2,976)
Morgan Stanley Capital Services	2.320% at termination	CPI-U at termination	01/17/2027	1,000,000	(2,976)

					$187,956

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	25

JPMorgan Diversified Real Return Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
Brent	— Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	— Chicago Board of Trade
CHF	— Swiss Franc
CPI-U	— Consumer Price Index for All Urban Customers
CVA	— Dutch Certification
CVR	— Contingent Value Rights
DKK	— Danish Krone
EAFE	— Europe, Australasia and Far East
EUR	— Euro
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
LME	— London Metal Exchange
MSCI	— Morgan Stanley Capital International
NOK	— Norwegian Krone
RBOB	— Reformulated gasoline blendstock for oxygen blending
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TIPS	— Treasury Inflation Protected Security
ULSD	— Ultra Low Sulfur Diesel
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
WTI	— West Texas Intermediate

(a)	— Non-income producing security.

(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(r)	— Rates shown are per annum and payments are as described.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
^	— Represents positions held in the Subsidiary.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	27

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (Unaudited)

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$66,797,372
Investments in affiliates, at value	13,817,499

Total investment securities, at value	80,614,871
Cash	1,847,641
Foreign currency, at value	5,544
Deposits at broker for futures contracts	545,000
Receivables:
Investment securities sold	250,033
Fund shares sold	125,409
Interest from non-affiliates	377,753
Dividends from affiliates	3,243
Tax reclaims	4,249
Variation margin on futures contracts	48,554
Unrealized appreciation on forward foreign currency exchange contracts	3,543
Outstanding swap contracts, at value	194,886
Due from Adviser	62,850

Total Assets	84,083,576

LIABILITIES:
Payables:
Investment securities purchased	379,066
Investment securities purchased — delayed delivery securities	19,962
Fund shares redeemed	21,000
Unrealized depreciation on forward foreign currency exchange contracts	2,903
Outstanding swap contracts, at value	6,930
Accrued liabilities:
Administration fees	629
Distribution fees	925
Shareholder servicing fees	1,227
Custodian and accounting fees	45,191
Collateral management fees	1,402
Trustees’ and Chief Compliance Officer’s fees	13,445
Audit fees	59,793
Other	4,028

Total Liabilities	556,501

Net Assets	$83,527,075

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$85,635,844
Accumulated undistributed (distributions in excess of) net investment income	119,544
Accumulated net realized gains (losses)	(4,056,117)
Net unrealized appreciation (depreciation)	1,827,804

Total Net Assets	$83,527,075

Net Assets:
Class A	$3,328,708
Class C	279,006
Class R2	208,221
Class R5	63,432,785
Class I (formerly Select Class)	16,278,355

Total	$83,527,075

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	232,062
Class C	19,492
Class R2	14,483
Class R5	4,400,076
Class I (formerly Select Class)	1,130,792

Net Asset Value (a):
Class A — Redemption price per share	$14.34
Class C — Offering price per share (b)	14.31
Class R2 — Offering and redemption price per share	14.38
Class R5 — Offering and redemption price per share	14.42
Class I (formerly Select Class) — Offering and redemption price per share	14.40
Class A maximum sales charge	4.50%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$15.02

Cost of investments in non-affiliates	$65,219,487
Cost of investments in affiliates	13,774,002
Cost of foreign currency	5,581

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	29

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Diversified Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$392,514
Interest income from affiliates	8
Dividend income from non-affiliates	359,941
Dividend income from affiliates	144,212
Foreign taxes withheld	(451)

Total investment income	896,224

EXPENSES:
Investment advisory fees	197,953
Administration fees	39,590
Distribution fees:
Class A	3,965
Class C	1,391
Class R2	429
Shareholder servicing fees:
Class A	3,965
Class C	464
Class R2	214
Class R5	13,572
Class I (formerly Select Class)	18,813
Custodian and accounting fees	72,605
Collateral management fees	4,145
Interest expense to non-affiliates	30
Interest expense to affiliates	9
Professional fees	100,042
Trustees’ and Chief Compliance Officer’s fees	22,934
Printing and mailing costs	38,339
Registration and filing fees	26,469
Transfer agency fees (See Note 2.H)	839
Sub-transfer agency fees (See Note 2.H)	25,750
Other	5,771

Total expenses	577,289

Less fees waived	(246,980)
Less expense reimbursements	(78,991)

Net expenses	251,318

Net investment income (loss)	644,906

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(483,096)
Investments in affiliates	(984,724)
Futures	147,518
Foreign currency transactions	16,529
Swaps	(132,721)

Net realized gain (loss)	(1,436,494)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,457,513
Investments in affiliates	1,247,823
Futures	34,419
Foreign currency translations	2,784
Swaps	187,956

Change in net unrealized appreciation/depreciation	2,930,495

Net realized/unrealized gains (losses)	1,494,001

Change in net assets resulting from operations	$2,138,907

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$644,906	$1,093,368
Net realized gain (loss)	(1,436,491)	1,676,126
Distributions of capital gains received from investment company affiliates	—	287,211
Change in net unrealized appreciation/depreciation	2,930,495	(140,870)

Change in net assets resulting from operations	2,138,907	2,915,835

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(28,195)	(56,482)
Class C
From net investment income	(1,602)	(6,307)
Class R2
From net investment income	(1,110)	(2,576)
Class R5
From net investment income	(542,662)	(769,458)
Class I (formerly Select Class)
From net investment income	(145,113)	(319,533)

Total distributions to shareholders	(718,682)	(1,154,356)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,542,025	18,915,286

NET ASSETS:
Change in net assets	12,962,250	20,676,765
Beginning of period	70,564,825	49,888,060

End of period	$83,527,075	$70,564,825

Accumulated undistributed (distributions in excess of) net investment income	$119,544	$193,320

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	31

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Diversified Real Return Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,021,022	$3,420,986
Distributions reinvested	27,921	56,322
Cost of shares redeemed	(762,173)	(2,607,580)

Change in net assets resulting from Class A capital transactions	$286,770	$869,728

Class C
Proceeds from shares issued	$91,143	$38,736
Distributions reinvested	1,490	5,836
Cost of shares redeemed	(249,885)	(118,597)

Change in net assets resulting from Class C capital transactions	$(157,252)	$(74,025)

Class R2
Proceeds from shares issued	$79,978	$42,259
Distributions reinvested	233	412
Cost of shares redeemed	(31,827)	(50,527)

Change in net assets resulting from Class R2 capital transactions	$48,384	$(7,856)

Class R5
Proceeds from shares issued	$21,208,663	$26,845,559
Distributions reinvested	516,142	769,458
Cost of shares redeemed	(11,627,599)	(9,533,703)

Change in net assets resulting from Class R5 capital transactions	$10,097,206	$18,081,314

Class I (formerly Select Class)
Proceeds from shares issued	$1,418,230	$1,094,049
Distributions reinvested	144,189	312,598
Cost of shares redeemed	(295,502)	(1,360,522)

Change in net assets resulting from Class I capital transactions	$1,266,917	$46,125

Total change in net assets resulting from capital transactions	$11,542,025	$18,915,286

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

	Diversified Real Return Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	73,121	255,620
Reinvested	1,989	4,174
Redeemed	(53,734)	(197,506)

Change in Class A Shares	21,376	62,288

Class C
Issued	6,549	2,787
Reinvested	106	433
Redeemed	(17,963)	(8,864)

Change in Class C Shares	(11,308)	(5,644)

Class R2
Issued	5,641	3,203
Reinvested	16	30
Redeemed	(2,232)	(3,857)

Change in Class R2 Shares	3,425	(624)

Class R5
Issued	1,494,398	1,922,430
Reinvested	36,578	56,671
Redeemed	(823,372)	(701,391)

Change in Class R5 Shares	707,604	1,277,710

Class I (formerly Select Class)
Issued	99,930	81,807
Reinvested	10,231	23,062
Redeemed	(20,895)	(101,337)

Change in Class I Shares	89,266	3,532

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	33

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Six Months Ended February 28, 2017 (Unaudited)	$14.09	$0.10		$0.27	$0.37	$(0.12)	$—		$(0.12)
Year Ended August 31, 2016	13.61	0.26		0.49	0.75	(0.27)	—		(0.27)
Year Ended August 31, 2015	15.08	0.23	(i)	(1.47)	(1.24)	(0.23)	—		(0.23)
Year Ended August 31, 2014	14.25	0.22	(i)	0.89	1.11	(0.28)	—		(0.28)
Year Ended August 31, 2013	15.07	0.21		(0.78)	(0.57)	(0.24)	(0.01)		(0.25)
Year Ended August 31, 2012	15.14	0.21	(i)	(0.11)	0.10	(0.17)	—	(j)	(0.17)

Class C
Six Months Ended February 28, 2017 (Unaudited)	14.04	0.06		0.28	0.34	(0.07)	—		(0.07)
Year Ended August 31, 2016	13.56	0.17		0.50	0.67	(0.19)	—		(0.19)
Year Ended August 31, 2015	15.05	0.16	(i)	(1.47)	(1.31)	(0.18)	—		(0.18)
Year Ended August 31, 2014	14.20	0.14	(i)	0.89	1.03	(0.18)	—		(0.18)
Year Ended August 31, 2013	15.03	0.12		(0.76)	(0.64)	(0.18)	(0.01)		(0.19)
Year Ended August 31, 2012	15.13	0.14	(i)	(0.12)	0.02	(0.12)	—	(j)	(0.12)

Class R2
Six Months Ended February 28, 2017 (Unaudited)	14.12	0.08		0.28	0.36	(0.10)	—		(0.10)
Year Ended August 31, 2016	13.64	0.21		0.50	0.71	(0.23)	—		(0.23)
Year Ended August 31, 2015	15.12	0.16	(i)	(1.44)	(1.28)	(0.20)	—		(0.20)
Year Ended August 31, 2014	14.24	0.18	(i)	0.89	1.07	(0.19)	—		(0.19)
Year Ended August 31, 2013	15.06	0.16		(0.76)	(0.60)	(0.21)	(0.01)		(0.22)
Year Ended August 31, 2012	15.14	0.18	(i)	(0.12)	0.06	(0.14)	—	(j)	(0.14)

Class R5
Six Months Ended February 28, 2017 (Unaudited)	14.16	0.13		0.27	0.40	(0.14)	—		(0.14)
Year Ended August 31, 2016	13.68	0.29		0.51	0.80	(0.32)	—		(0.32)
Year Ended August 31, 2015	15.15	0.29	(i)	(1.49)	(1.20)	(0.27)	—		(0.27)
Year Ended August 31, 2014	14.31	0.26	(i)	0.91	1.17	(0.33)	—		(0.33)
Year Ended August 31, 2013	15.11	0.26		(0.78)	(0.52)	(0.27)	(0.01)		(0.28)
Year Ended August 31, 2012	15.16	0.19	(i)	(0.03)	0.16	(0.21)	—	(j)	(0.21)

Class I (formerly Select Class)
Six Months Ended February 28, 2017 (Unaudited)	14.14	0.12		0.28	0.40	(0.14)	—		(0.14)
Year Ended August 31, 2016	13.66	0.28		0.50	0.78	(0.30)	—		(0.30)
Year Ended August 31, 2015	15.13	0.26	(i)	(1.47)	(1.21)	(0.26)	—		(0.26)
Year Ended August 31, 2014	14.29	0.26	(i)	0.89	1.15	(0.31)	—		(0.31)
Year Ended August 31, 2013	15.10	0.24		(0.78)	(0.54)	(0.26)	(0.01)		(0.27)
Year Ended August 31, 2012	15.16	0.28	(i)	(0.14)	0.14	(0.20)	—	(j)	(0.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Amount rounds to less than $0.005.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (f)(g)	Net investment income (loss) (b)(f)		Expenses without waivers , reimbursements and earnings credits (g)	Portfolio turnover rate (d)(h)

$14.34	2.65%	$3,328,708	1.00%	1.47%		2.06%	72%
14.09	5.61	2,968,684	0.64	1.91		1.54	95
13.61	(8.28)	2,020,268	0.61	1.58	(i)	1.29	91
15.08	7.88	2,001,598	0.61	1.51	(i)	1.13	59
14.25	(3.81)	3,345,116	0.61	1.39		0.99	39
15.07	0.70	1,904,463	0.61	1.43	(i)	1.29	42

14.31	2.42	279,006	1.50	0.91		2.45	72
14.04	5.04	432,469	1.14	1.25		2.11	95
13.56	(8.74)	494,218	1.11	1.10	(i)	1.78	91
15.05	7.34	443,103	1.11	0.98	(i)	1.60	59
14.20	(4.29)	2,073,901	1.11	0.82		1.49	39
15.03	0.16	2,091,357	1.11	0.96	(i)	1.88	42

14.38	2.56	208,221	1.30	1.13		2.26	72
14.12	5.31	156,168	0.90	1.55		2.17	95
13.64	(8.51)	159,377	0.86	1.09	(i)	1.55	91
15.12	7.60	50,821	0.86	1.25	(i)	1.34	59
14.24	(4.03)	1,309,391	0.86	1.06		1.24	39
15.06	0.45	1,329,140	0.86	1.23	(i)	1.47	42

14.42	2.88	63,432,785	0.65	1.80		1.52	72
14.16	5.95	52,281,460	0.31	2.12		1.02	95
13.68	(7.97)	33,033,858	0.26	2.01	(i)	0.74	91
15.15	8.24	42,715,599	0.26	1.74	(i)	0.66	59
14.31	(3.44)	70,551,417	0.26	1.73		0.54	39
15.11	1.08	42,521,881	0.26	1.26	(i)	0.64	42

14.40	2.83	16,278,355	0.75	1.70		1.64	72
14.14	5.84	14,726,044	0.39	2.04		1.09	95
13.66	(8.06)	14,180,339	0.36	1.80	(i)	0.94	91
15.13	8.16	19,224,967	0.36	1.75	(i)	0.90	59
14.29	(3.58)	17,911,308	0.36	1.59		0.74	39
15.10	0.95	12,897,374	0.36	1.86	(i)	1.00	42

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Class I^	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

Basis for Consolidation for the Fund

Diversified Real Return Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 8, 2016 and became a wholly-owned subsidiary of the Fund effective September 30, 2016. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of February 28, 2017, net assets of the Fund were $83,527,075 of which $8,163,406, or approximately 9.8%, represented the Subsidiary’s net assets. Net realized gains in the Subsidiary amounted to $255,400. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances

36	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,382,352	$334,654	$—	$1,717,006
Consumer Staples	570,256	350,156	—	920,412
Energy	2,270,762	1,252,863	—	3,523,625
Financials	1,671,567	527,184	—	2,198,751
Health Care	961,315	270,591	—	1,231,906
Industrials	1,126,044	1,700,555	—	2,826,599
Information Technology	1,861,718	196,216	—	2,057,934
Materials	2,274,144	2,413,694	—	4,687,838
Real Estate	5,967,014	158,987	—	6,126,001
Telecommunication Services	50,656	108,029	—	158,685
Utilities	1,356,143	548,042	—	1,904,185

Total Common Stocks	19,491,971	7,860,971	—	27,352,942

Preferred Stock
Consumer Staples	—	33,856	—	33,856
Debt Securities
Asset-Backed Securities	—	2,076,956	—	2,076,956
Collateralized Mortgage Obligations	—	1,821,374	—	1,821,374
Corporate Bonds
Consumer Discretionary	—	2,774,207	—	2,774,207
Consumer Staples	—	1,386,364	—	1,386,364
Energy	—	2,407,332	—	2,407,332
Financials	—	6,939,815	—	6,939,815
Health Care	—	1,939,355	—	1,939,355
Industrials	—	1,894,593	—	1,894,593
Information Technology	—	1,668,375	—	1,668,375
Materials	—	1,517,318	—	1,517,318
Real Estate	—	260,257	—	260,257
Telecommunication Services	—	1,829,966	—	1,829,966
Utilities	—	1,417,190	—	1,417,190

Total Corporate Bonds	—	24,034,772	—	24,034,772

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
U.S. Treasury Obligations	$—	$5,920,090	$—		$5,920,090
Exchange-Traded Funds	5,502,406	—	—		5,502,406
Investment Companies	6,157,807	—	—		6,157,807
Rights
Consumer Discretionary	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	7,659,692	—	—		7,659,692
U.S. Treasury Obligations	—	54,976	—		54,976

Total Short-Term Investments	7,659,692	54,976	—		7,714,668

Total Investments in Securities	$38,811,876	$41,802,995	$—	(a)	$80,614,871

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,543	$—		$3,543
Futures Contracts	330,529	—	—		330,529
Swaps	—	194,886	—		194,886

Total Appreciation in Other Financial Instruments	$330,529	$198,429	$—		$528,958

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,903)	$—		$(2,903)
Futures Contracts	(312,324)	—	—		(312,324)
Swaps	—	(6,930)	—		(6,930)

Total Depreciation in Other Financial Instruments	$(312,324)	$(9,833)	$—		$(322,157)

(a)	Value is zero.

There were no significant transfers between level 1 and level 2 during the six months ended February 28, 2017.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser, or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds.

		For the six months ended February 28, 2017
Affiliate	Value at August 31, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2017	Value at February 28, 2017
JPMorgan Commodities Strategy Fund, Class R6 Shares	$6,556,770	$492,096	$7,267,682	$(877,229)	$—	—	$—
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	—	1,417,153	1,351,976	(65,177)	12,308	—	—
JPMorgan Floating Rate Income Fund, Class R6 Shares	6,204,513	668,717	2,413,573	(114,986)	96,851	476,057	4,513,017
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	8,035,975	22,876	8,096,920	80,921	22,876	—	—
JPMorgan Opportunistic Equity Long/Short Fund, Class R6 Shares	1,727,112	225,389	325,742	(8,253)	—	91,428	1,644,790
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,235,514	1,193,119	2,428,633	—	222	—	—
JPMorgan U.S. Government Money Market Fund, Capital Shares	—	5,765,947	—	—	8,043	5,765,947	5,765,947
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	44,355,437	42,461,692	—	3,912	1,893,745	1,893,745

Total	$23,759,884			$(984,724)	$144,212		$13,817,499

38	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

C. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

D. When Issued, Delayed Delivery Securities and Forward Commitments —The Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

The Fund had delayed delivery securities outstanding as of February 28, 2017, which are shown as a Payable for investment securities purchased-delayed delivery securities on the Consolidated Statement of Assets and Liabilities (“CSAL”). The values of these securities held at February 28, 2017 are detailed on the CSOI.

E. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts and swaps in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the CSAL

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes F(1) – F(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Consolidated Statement of Operations (“CSOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to equity price and interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps —The Fund engaged in various swap transactions, including interest rate swaps, to manage interest rate (e.g., duration, yield curve), and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on CSAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the CSOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the CSAL as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.).

At February 28, 2017, the Fund did not post or receive collateral for OTC swap contracts.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Fund to interest rate risk.

40	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

(4). Summary of Derivative Information — The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the CSAL:

Derivative Contracts	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$7,559	$—	$194,886	$202,445
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	13,212	—	—	13,212
Foreign exchange contracts	Receivables	—	3,543	—	3,543
Commodities contracts	Receivables, Net Assets — Unrealized Appreciation	309,758	—	—	309,758

Total		$330,529	$3,543	$194,886	$528,958

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(13,501)	$—	$(6,930)	$(20,431)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(19,820)	—	—	(19,820)
Foreign exchange contracts	Payables	—	(2,903)	—	(2,903)
Commodities contracts	Payables, Net Assets — Unrealized Depreciation	(279,003)	—	—	(279,003)

Total		$(312,324)	$(2,903)	$(6,930)	$(322,157)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the CSOP for the six months ended February 28, 2017, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	$(96,351)	$—	$—	$(96,351)
Equity contracts	(144,252)	—	—	(144,252)
Foreign exchange contracts	—	16,387	—	16,387
Commodities contracts	388,121	—	(132,721)	255,400

Total	$147,518	$16,387	$(132,721)	$31,184

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	$1,579	$—	$187,956	$189,535
Equity contracts	2,085	—	—	2,085
Foreign exchange contracts	—	2,811	—	2,811
Commodities contracts	30,755	—	—	30,755

Total	$34,419	$2,811	$187,956	$225,186

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended February 28, 2017. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Commodity
Average Notional Balance Long	$12,778,497	(a)
Average Notional Balance Short	4,921,728	(a)
Ending Notional Balance Long	17,210,550
Ending Notional Balance Short	8,685,556
Equity
Average Notional Balance Long	1,119,873	(b)
Average Notional Balance Short	1,545,388
Ending Notional Balance Long	1,436,020
Ending Notional Balance Short	498,105
Interest
Average Notional Balance Long	3,635,921
Average Notional Balance Short	6,205,734	(c)
Ending Notional Balance Long	4,238,937
Ending Notional Balance Short	4,955,703
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,515,431
Average Settlement Value Sold	1,484,943
Ending Settlement Value Purchased	467,030
Ending Settlement Value Sold	442,694
Interest Rate-Related SWAPs
Average Notional Balance—Pays Fixed rate	15,850,000	(c)
Ending Notional Balance—Pays Fixed Rate	20,500,000

(a)	For the period November 1, 2016 through February 28, 2017.
(b)	For the period September 1, 2016 through February 28, 2017.
(c)	For the period October 1, 2016 through February 28, 2017.

The Fund’s derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the CSOP.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

The Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the CSOP. Coupon payments are based on the adjusted principal at the time the interest is paid.

42	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency and sub-transfer agency fees charged to each class of the Fund for the six months ended February 28, 2017 are as follows:

	Class A	Class C	Class R2	Class R5	Class I	Total
Transfer agency fees	$248	$95	$20	$295	$181	$839
Sub-transfer agency fees	2,740	88	73	22,735	114	25,750

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the CSOP and are not included in the ratios to average net assets shown on the Consolidated Financial Highlights. Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s consolidated financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 28, 2017, the effective annualized rate was 0.11% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Class R5 and Class I Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2017, JPMDS retained the following amounts:

Front-End Sales Charge	CDSC
$169	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class I
0.25%	0.25%	0.25%	0.05%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the CSOP. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the CSOP.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB, if any, by the Fund for these services are included in Collateral management fees on the CSOP

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales (effective January 1, 2016), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class I
1.00%	1.50%	1.30%	0.65%	0.75%

The expense limitation agreement was in effect for the six months ended February 28, 2017 and is in place until at least January 31, 2019.

For the six months ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$181,717	$36,526	$26,874	$245,117	$78,991

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amount of the waivers resulting from investments in these money market funds for the six months ended February 28, 2017 was $1,863.

The Underlying Funds may impose separate shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Class I Shares and above 0.05% for Class R5 Shares, JPMDS may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

44	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2017, the Fund incurred approximately $5 in commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$58,216,723	$41,570,773	$4,049,904	$10,227,982

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized (Depreciation)
$78,993,489	$2,497,315	$875,933	$1,621,382

At August 31, 2016, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$2,190,562	$—

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Fund had no borrowings outstanding from the Credit Facility at February 28, 2017. Average borrowings from the Credit Facility for, during, the six months ended February 28, 2017, were as follows:

Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$2,700,000	1.77%	2	$266

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had one individual shareholder account and three omnibus accounts which collectively represented 63.3% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market. The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests in Preferred Securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

46	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	J.P. MORGAN FUNDS	47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016 and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$1,026.50	$5.02	1.00%
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class C
Actual	1,000.00	1,024.20	7.53	1.50
Hypothetical	1,000.00	1,017.36	7.50	1.50
Class R2
Actual	1,000.00	1,025.60	6.53	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R5
Actual	1,000.00	1,028.80	3.27	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class I (formerly Select Class)
Actual	1,000.00	1,028.30	3.77	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48	J.P. MORGAN FUNDS	FEBRUARY 28, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	SAN-DRR-217

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2017 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

The U.S. economy continued its steady expansion over the past six months and by the end of February 2017, the world’s leading economies were growing in a more synchronized manner that could accelerate global growth.

“In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017.”

By early 2017, the World Bank estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s (ECB) target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose in the latter half of 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its continuing majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the six months ended February 2017, there also emerged political uncertainties in the U.S. and Europe. Britain’s planned exit from the European Union — and its immigration and trade policies — brought investor uncertainty and was seen as a drag on the U.K. economy. In November 2016, Donald Trump won the U.S. presidency after campaigning on a platform that included new restrictions on immigration and protective trade policies. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were also vying for power in Italy, France, Germany and elsewhere.

Each of these parties and their leaders – both in the U.S. and elsewhere – share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the six months through February 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	1

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)*[1]	1.67%
Bloomberg Barclays Multiverse Index (formerly the Barclays Multiverse Index)	(4.52)%

Net Assets as of 2/28/2017 (In Thousands)	$1,561,866
Duration as of 2/28/2017	3.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

Equity markets generally rose along with bond yields amid a backdrop of low but rising interest rates and price inflation, as well as improved corporate profits, during the six months ended February 28, 2017.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

The November 8, 2016 election handed Donald Trump the U.S. presidency and maintained the Republican Party majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple closing record highs. While developed market sovereign bonds underperformed other bond market sectors, high yield bonds (also known as “junk bonds”) outperformed the broader bond market. Emerging markets debt had mixed returns.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2017, the Fund outperformed the Bloomberg Barclays Multiverse Index (the “Index”). The Fund’s allocations to high yield bonds and emerging markets debt were leading contributors to both absolute performance and performance relative to the Index. High yield bonds generally benefitted from investors’ appetite for yield growth. The Fund’s allocation to securitized debt also contributed to absolute performance.

The Fund’s allocation to government debt securities detracted from both absolute and relative performance during the reporting period. The Fund’s allocation to investment grade corporate debt also detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities.

During the reporting period, the Fund’s managers slightly increased their allocation to investment grade corporate bonds. The managers also increased the Fund’s exposure to emerging markets, in what they believed to be high yielding, fundamentally sound countries. The managers reduced the Fund’s exposure to the securitized debt sector.

The managers reduced the Fund’s overall duration amid expectations of increased fiscal stimulus and rising interest rates. Duration measures the price sensitivity of a portfolio of debt securities to changes in interest rates. Bonds with longer maturities will generally experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturities. The Fund’s duration fell to 3.08 years at February 28, 2017, from 5.13 years at August 31, 2016.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PORTFOLIO COMPOSITION***
Corporate Bonds	58.7%
Foreign Government Securities	18.4
Commercial Mortgage-Backed Securities	8.2
Asset-Backed Securities	3.8
Convertible Bonds	3.7
Loan Assignments	2.8
Collateralized Mortgage Obligations	2.2
Others (each less than 1.0%)	0.2
Short-Term Investments	2.0

PORTFOLIO COMPOSITION BY COUNTRY***
United States	50.4%
United Kingdom	4.8
Luxembourg	3.2
Mexico	3.1
Brazil	3.0
France	2.6
Spain	2.6
New Zealand	2.4
Germany	2.4
Indonesia	2.4
Russia	2.0
Italy	1.8
Netherlands	1.4
Canada	1.3
Portugal	1.3
Argentina	1.1
Others (each less than 1.0%)	12.2
Short-Term Investments	2.0

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2012
With Sales Charge**		(2.18)%	6.46%	2.20%	3.96%
Without Sales Charge		1.64	10.57	3.52	4.85
CLASS C SHARES	September 4, 2012
With CDSC***		0.35	9.05	3.09	4.42
Without CDSC		1.35	10.05	3.09	4.42
CLASS R6 SHARES	September 4, 2012	1.74	10.97	3.94	5.26
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 2012	1.67	10.72	3.77	5.09

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Bond Opportunities Fund, the Bloomberg Barclays Multiverse Index and the Lipper Global Income Funds Index from September 4, 2012 to February 28, 2017. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the international fixed income bond market. The Bloomberg Barclays Multiverse Index represents the union of the Bloomberg Barclays Global Aggregate

Index and the Bloomberg Barclays Global High Yield Index. The Bloomberg Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Bloomberg Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Asset-Backed Securities — 3.7%
		Cayman Islands — 0.7%
	101	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	48
	1,999	CIFC Funding 2017-I Ltd., Series 2017-1A, Class A, VAR, 2.392%, 04/23/29 (e) (w)	1,999
	1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1R, VAR, 2.190%, 01/17/26 (e)	1,002
	2,167	Grippen Park CLO Ltd., Series 2017-1A, Class A, VAR, 01/20/30 (e) (w)	2,167
	250	LCM XVI LP, Series 16A, Class A, VAR, 2.523%, 07/15/26 (e)	251
	1,627	Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VAR, 2.355%, 03/17/30 (e) (w)	1,627
	250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 2.191%, 07/22/25 (e)	250
	3,161	Race Point VIII CLO Ltd., Series 2013-8A, Class AR, VAR, 2.392%, 02/20/30 (e)	3,161
	45	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 1.284%, 08/01/24 (e)	45
	420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 2.411%, 01/21/26 (e)	421
	250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 2.544%, 04/18/26 (e)	250
	420	Venture XVII CLO Ltd., Series 2014-17A, Class A, VAR, 2.503%, 07/15/26 (e)	420

			11,641

		Ireland — 0.1%
	785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 3.020%, 10/15/21 (e)	785

		Italy — 0.0% (g)
EUR	14	Italfinance Securitisation Vehicle SRL, Series 2005-1, Class A, Reg. S, VAR, 0.000%, 03/14/23	15

		United States — 2.9%
	106	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 2.278%, 07/25/33	103
	106	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 2.353%, 04/25/34	101
	948	American Airlines Pass-Through Trust, Series 2015-1, Class B, 3.700%, 05/01/23	926
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
	107	Series 2003-W7, Class M2, VAR, 3.403%, 03/25/34	105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
111	Series 2004-W3, Class A3, VAR, 1.598%, 02/25/34	101
40	Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	40
2,812	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	2,789
400	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	400
128	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.983%, 04/19/22	143
	Countrywide Asset-Backed Certificates,
72	Series 2002-4, Class M1, VAR, 1.903%, 12/25/32	68
154	Series 2004-2, Class M1, VAR, 1.528%, 05/25/34	147
77	Series 2004-BC1, Class M3, VAR, 2.878%, 10/25/33	69
3,490	Series 2004-ECC2, Class M2, VAR, 1.753%, 12/25/34	3,369
2,063	Series 2005-AB3, Class 1A1, VAR, 1.028%, 02/25/36	1,832
164	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB5, Class AV3, VAR, 1.168%, 08/25/35	162
	Exeter Automobile Receivables Trust,
51	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	52
395	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	396
140	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.498%, 08/25/34	134
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)	835
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	200
60	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.708%, 07/25/34	58
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	324
39	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.678%, 12/25/34	35
3,435	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	3,348
107	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.753%, 07/25/34	99

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
148	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	156
88	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.633%, 01/25/34	85
75	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 3.508%, 10/25/33	73
2,066	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	2,067
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	301
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	183
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	152
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,277
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	611
340	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.618%, 01/25/36	336
156	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.678%, 10/25/34	156
	Pretium Mortgage Credit Partners I,
2,114	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,132
2,516	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	2,537
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	1,395
2,438	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.423%, 03/25/35	2,311
	Renaissance Home Equity Loan Trust,
1,069	Series 2004-1, Class M1, VAR, 1.358%, 05/25/34	989
796	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	814
910	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	751
231	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.678%, 12/26/34	213
188	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.778%, 10/25/33	184

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
	225	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	225
	656	US Airways Pass Through Trust, 5.375%, 11/15/21	677
	796	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	797
	175	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	175
	1,683	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,683
	736	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	726
	1,825	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	1,802
	3,578	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	3,579
	2,758	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	2,765
	186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	187

			45,175

		Total Asset-Backed Securities (Cost $57,491)	57,616

	Collateralized Mortgage Obligations — 2.1%
		Italy — 0.0% (g)
EUR	120	Intesa Sec SpA, Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	124

		Spain — 0.0% (g)
EUR	39	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.000%, 09/30/32	41

		United States — 2.1%
		Alternative Loan Trust
	114	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	117
	1,954	Series 2005-21CB, Class A17, 6.000%, 06/25/35	1,954
	149	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 3.101%, 02/25/37	149
	1,490	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 1.039%, 08/19/45	1,277
		FHLMC REMIC
	216	Series 3110, Class SL, IF, IO, 5.380%, 02/15/26	17
	790	Series 3459, Class JS, IF, IO, 5.480%, 06/15/38	109

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
270	Series 3716, Class PI, IO, 4.500%, 04/15/38	26
26	Series 3736, Class QB, 4.000%, 05/15/37	26
1,071	Series 3775, Class LI, IO, 3.500%, 12/15/20	48
918	Series 3907, Class AI, IO, 5.000%, 05/15/40	88
3,427	Series 3907, Class SW, IF, IO, 5.880%, 07/15/26	487
1,290	Series 3914, Class LS, IF, IO, 6.030%, 08/15/26	174
558	Series 4018, Class HI, IO, 4.500%, 03/15/41	102
773	Series 4030, Class IL, IO, 3.500%, 04/15/27	87
3,066	Series 4043, Class PI, IO, 2.500%, 05/15/27	250
263	Series 4056, Class BI, IO, 3.000%, 05/15/27	24
1,847	Series 4057, Class UI, IO, 3.000%, 05/15/27	175
578	Series 4073, Class IQ, IO, 4.000%, 07/15/42	119
2,325	Series 4097, Class CI, IO, 3.000%, 08/15/27	209
680	Series 4119, Class LI, IO, 3.500%, 06/15/39	84
1,402	Series 4120, Class UI, IO, 3.000%, 10/15/27	145
288	Series 4136, Class IN, IO, 3.000%, 11/15/27	30
279	Series 4146, Class AI, IO, 3.000%, 12/15/27	26
1,368	Series 4173, Class I, IO, 4.000%, 03/15/43	286
891	Series 4215, Class LI, IO, 3.500%, 07/15/41	129
1,835	Series 4280, Class KI, IO, 3.500%, 09/15/31	180
781	Series 4304, Class DI, IO, 2.500%, 01/15/27	63
2,278	Series 4311, Class QI, IO, 3.000%, 10/15/28	206
2,247	Series 4313, Class UI, IO, 3.000%, 03/15/29	254
474	Series 4323, Class IW, IO, 3.500%, 04/15/28	48
1,185	Series 4324, Class AI, IO, 3.000%, 11/15/28	97
1,868	Series 4351, Class GI, IO, 5.000%, 11/15/19	34
1,949	Series 4372, Class SY, IF, IO, 5.330%, 08/15/44	350

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
3,374	Series 4585, Class JI, IO, 4.000%, 05/15/45	629
467	FHLMC STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	52
35	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	34
	FNMA REMIC
905	Series 2009-101, Class SI, IF, IO, 4.972%, 12/25/39	100
256	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	24
1,090	Series 2011-144, Class SA, IF, IO, 5.872%, 11/25/25	113
262	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	29
1,225	Series 2012-93, Class SG, IF, IO, 5.322%, 09/25/42	241
406	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	45
334	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	39
1,244	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	135
274	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	26
284	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	26
484	Series 2012-144, Class SK, IF, IO, 5.322%, 01/25/43	117
3,057	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	283
353	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	44
315	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	29
351	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	43
255	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	24
312	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	34
4,397	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	362
381	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	36
1,452	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	136
305	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
1,538	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	166
291	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	31
8,918	Series 2013-61, Class HI, IO, 3.000%, 06/25/33	1,211
1,740	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	244
13,082	Series 2013-66, Class IE, IO, 3.000%, 08/25/32	1,500
3,038	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	370
1,998	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	200
5,345	Series 2015-48, Class ST, IF, IO, 4.842%, 07/25/45	1,078
	FNMA STRIPS
2,617	Series 401, Class C6, IO, 4.500%, 10/25/29	212
860	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	82
8,702	Series 410, Class C12, IO, 5.500%, 07/25/24	611
	GNMA
1,666	Series 2002-24, Class AG, IF, IO, 7.180%, 04/16/32	315
1,392	Series 2003-69, Class SB, IF, IO, 5.830%, 08/16/33	279
1,072	Series 2011-13, Class S, IF, IO, 5.180%, 01/16/41	167
172	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	141
250	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.971%, 08/19/37	221
569	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 3.153%, 02/25/35	564
1,335	THL Credit Wind River CLO Ltd.07/22/29 (w)	1,335
	Wells Fargo Mortgage-Backed Securities Trust
1,485	Series 2004-BB, Class A5, VAR, 3.074%, 01/25/35	1,495
3,009	Series 2004-M, Class A1, VAR, 3.004%, 08/25/34	3,076
3,071	Series 2004-N, Class A6, VAR, 3.008%, 08/25/34	3,076
3,070	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	3,075
2,064	Series 2005-AR2, Class 2A1, VAR, 3.163%, 03/25/35	2,055

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
474	Series 2005-AR2, Class 2A2, VAR, 3.163%, 03/25/35	479
427	Series 2005-AR4, Class 2A2, VAR, 3.273%, 04/25/35	427
647	Series 2005-AR16, Class 3A1, VAR, 3.155%, 03/25/35	647
70	Series 2007-2, Class 3A5, 5.250%, 03/25/37	72

		33,130

	Total Collateralized Mortgage Obligations (Cost $32,936)	33,295

Commercial Mortgage-Backed Securities — 7.9%
	United States — 7.9%
	Banc of America Commercial Mortgage Trust,
26	Series 2006-2, Class B, VAR, 5.746%, 05/10/45	26
1,435	Series 2007-3, Class AJ, VAR, 5.628%, 06/10/49	1,456
2,400	Series 2007-3, Class B, VAR, 5.628%, 06/10/49	2,405
1,610	Series 2007-4, Class AJ, VAR, 5.887%, 02/10/51	1,630
	Bear Stearns Commercial Mortgage Securities Trust,
4,060	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,942
1,073	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,074
6,820	Series 2007-PW16, Class AJ, VAR, 5.699%, 06/11/40	6,836
3,825	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	3,861
3,435	CD Mortgage Trust, Series 2007-CD5, Class C, VAR, 6.124%, 11/15/44	3,497
1,400	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.624%, 11/15/31 (e)	1,400
	Citigroup Commercial Mortgage Trust,
2,475	Series 2014-GC23, Class D, VAR, 4.516%, 07/10/47 (e)	2,104
4,125	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	3,266
2,092	Series 2016-C3, Class C, 4.140%, 11/15/49	2,036
	Commercial Mortgage Trust,
100	Series 2004-GG1, Class H, VAR, 6.417%, 06/10/36 (e)	92
1,790	Series 2006-C8, Class AJ, 5.377%, 12/10/46	1,789

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
1,840	Series 2014-CR15, Class D, VAR, 4.761%, 02/10/47 (e)	1,671
2,200	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	2,169
3,620	Series 2015-CR24, Class A5, 3.696%, 08/10/48	3,753
1,070	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	820
5,180	Series 2016-COR1, Class C, VAR, 4.396%, 10/10/49	5,135
1,999	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	1,997
	GS Mortgage Securities Trust,
1,580	Series 2007-GG10, Class AM, VAR, 5.865%, 08/10/45	1,578
3,150	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	2,349
1,139	Series 2016-GS4, Class C, VAR, 3.804%, 11/10/49	1,102
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,397
6,345	Series 2007-LD11, Class AM, VAR, 5.787%, 06/15/49	6,436
5,035	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	5,026
2,870	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.967%, 07/15/44	2,829
	LB-UBS Commercial Mortgage Trust,
3,603	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	3,184
2,121	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	2,120
6,030	Series 2007-C6, Class AJ, VAR, 6.175%, 07/15/40	6,064
1,415	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.477%, 11/24/31 (e)	1,415
248	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	249
	Morgan Stanley Bank of America Merrill Lynch Trust,
2,430	Series 2014-C14, Class D, VAR, 4.830%, 02/15/47 (e)	2,152

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
1,060	Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	830
4,447	Series 2016-C31, Class C, VAR, 4.322%, 11/15/49	4,261
	Morgan Stanley Capital I Trust,
1,537	Series 2005-HQ7, Class D, VAR, 5.149%, 11/14/42	1,533
255	Series 2006-HQ8, Class D, VAR, 5.493%, 03/12/44	105
2,630	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	2,626
1,628	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,628
3,273	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	3,275
2,533	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	1,946
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.289%, 10/15/44 (e)	89
2,893	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	2,912
6,105	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	6,150
2,530	Series 2007-C33, Class AJ, VAR, 5.975%, 02/15/51	2,537
2,600	Series 2007-C33, Class B, VAR, 5.975%, 02/15/51	2,537
2,600	Series 2007-C33, Class C, VAR, 5.975%, 02/15/51	2,412
250	Series 2007-C34, Class AJ, VAR, 5.952%, 05/15/46	251
	Wells Fargo Commercial Mortgage Trust,
1,370	Series 2010-C1, Class C, VAR, 5.599%, 11/15/43 (e)	1,483
1,250	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	1,303
1,276	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	1,018

	Total Commercial Mortgage-Backed Securities (Cost $125,337)	123,876

SHARES
Common Stocks — 0.2%
	Colombia — 0.2%
14	Pacific Exploration and Production Corp. (a)	583
47	Pacific Exploration and Production Corp. (a)	1,825

		2,408

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States — 0.0% (g)
	3	NII Holdings, Inc. (a)	6
	4	Penn Virginia Corp. (a)	200
	6	Vistra Energy Corp.	100

			306

		Total Common Stocks (Cost $2,552)	2,714

PRINCIPAL AMOUNT
	Convertible Bonds — 3.6%
		China — 0.2%
	3,050	Ctrip.com International Ltd., 1.000%, 07/01/20	3,321

		Netherlands — 0.1%
	1,565	NXP Semiconductors NV, 1.000%, 12/01/19	1,806

		South Korea — 0.1%
	830	MagnaChip Semiconductor SA, 5.000%, 03/01/21 (e)	955

		United Arab Emirates — 0.0% (g)
EU	R 500	Aabar Investments PJSC, Reg. S, 0.500%, 03/27/20	471

		United States — 3.2%
	1,490	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (e)	1,516
	2,315	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	2,798
	1,990	Envestnet, Inc., 1.750%, 12/15/19	1,910
		Finisar Corp.,
	1,470	0.500%, 12/15/33	1,829
	1,000	0.500%, 12/15/36 (e)	1,055
	2,045	General Cable Corp., SUB, 4.500%, 11/15/29	1,515
	1,310	HealthSouth Corp., 2.000%, 12/01/43	1,574
	2,300	Intel Corp., 2.950%, 12/15/35	3,119
	1,710	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e)	1,781
	3,560	Live Nation Entertainment, Inc., 2.500%, 05/15/19	3,803
	2,950	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	2,847
	1,085	Newpark Resources, Inc., 4.000%, 10/01/17	1,099
	3,005	Nuance Communications, Inc., 1.500%, 11/01/35	3,084
	2,085	Oasis Petroleum, Inc., 2.625%, 09/15/23	2,824
	3,470	ON Semiconductor Corp., 1.000%, 12/01/20	3,782
	2,440	Red Hat, Inc., 0.250%, 10/01/19	3,110
	1,380	Shutterfly, Inc., 0.250%, 05/15/18	1,366

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
2,575	Synchronoss Technologies, Inc., 0.750%, 08/15/19	2,435
1,335	Teradyne, Inc., 1.250%, 12/15/23 (e)	1,490
805	Wabash National Corp., 3.375%, 05/01/18	1,487
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,795
3,255	Zillow Group, Inc., 2.000%, 12/01/21 (e)	3,241

		49,460

	Total Convertible Bonds (Cost $54,416)	56,013

Corporate Bonds — 57.0%
	Argentina — 0.2%
2,630	Petrobras Argentina SA, 7.375%, 07/21/23 (e)	2,716
700	YPF SA, Reg. S, 8.500%, 03/23/21	769

		3,485

	Australia — 0.3%
1,215	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e) (x) (y)	1,314
GBP 2,000	BHP Billiton Finance Ltd., Reg. S, VAR, 6.500%, 10/22/77	2,832
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		4,182

	Bahamas — 0.0% (g)
565	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	113

	Barbados — 0.1%
700	Columbus Cable Barbados Ltd., Reg. S, 7.375%, 03/30/21	744

	Belgium — 0.7%
	Anheuser-Busch InBev Finance, Inc.,
4,565	3.650%, 02/01/26	4,631
2,055	4.900%, 02/01/46	2,258
EUR 1,970	KBC Group NV, Reg. S, VAR, 5.625%, 03/19/19 (x) (y)	2,126
EUR 1,750	Ontex Group NV, Reg. S, 4.750%, 11/15/21	1,948

		10,963

	Brazil — 1.1%
700	Banco Votorantim SA, Reg. S, 7.375%, 01/21/20	752
1,560	Eldorado Intl. Finance GmbH, 8.625%, 06/16/21 (e)	1,326
	JBS USA LUX SA,
236	5.750%, 06/15/25 (e)	243
1,137	5.875%, 07/15/24 (e)	1,188

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Brazil — continued
545	7.250%, 06/01/21 (e)	561
260	8.250%, 02/01/20 (e)	267
	Petrobras Global Finance BV,
540	6.125%, 01/17/22	555
2,900	6.850%, 06/05/15	2,509
3,305	8.750%, 05/23/26	3,746
2,430	Suzano Austria GmbH, 5.750%, 07/14/26 (e)	2,485
2,750	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	2,778

		16,410

	Canada — 1.0%
1,435	1011778 BC ULC, 6.000%, 04/01/22 (e)	1,496
188	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	196
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	91
75	5.625%, 06/01/24 (e)	69
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	41
169	6.125%, 01/15/23 (e)	169
333	8.750%, 12/01/21 (e)	369
230	Cascades, Inc., 5.500%, 07/15/22 (e)	233
2,600	Cenovus Energy, Inc., 6.750%, 11/15/39	2,939
307	Concordia International Corp., 7.000%, 04/15/23 (e)	120
733	Cott Beverages, Inc., 6.750%, 01/01/20	758
110	DS Services of America, Inc., 10.000%, 09/01/21 (e)	119
2,025	Encana Corp., 6.500%, 08/15/34	2,317
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	24
182	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (e)	186
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	356
194	Mattamy Group Corp., 6.500%, 11/15/20 (e)	199
	MEG Energy Corp.,
800	6.375%, 01/30/23 (e)	710
264	6.500%, 03/15/21 (e)	270
405	New Gold, Inc., 6.250%, 11/15/22 (e)	409
	NOVA Chemicals Corp.,
171	5.000%, 05/01/25 (e)	173
80	5.250%, 08/01/23 (e)	82
227	Open Text Corp., 5.625%, 01/15/23 (e)	238
350	Precision Drilling Corp., 5.250%, 11/15/24	347
1,625	Quebecor Media, Inc., 5.750%, 01/15/23	1,733

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Canada — continued
		Teck Resources Ltd.,
	30	8.000%, 06/01/21 (e)	33
	120	8.500%, 06/01/24 (e)	140
	357	Transcanada Trust, VAR, 5.625%, 05/20/75	372
	1,300	Videotron Ltd., 5.375%, 06/15/24 (e)	1,386

			15,575

		Chile — 0.3%
	1,980	Empresa Electrica Angamos SA, 4.875%, 05/25/29 (e)	1,976
	1,720	Empresa Electrica Guacolda SA, 4.560%, 04/30/25 (e)	1,641
	1,400	VTR Finance BV, Reg. S, 6.875%, 01/15/24	1,473

			5,090

		China — 0.1%
	700	Agile Group Holdings Ltd., Reg. S, 9.000%, 05/21/20	768
	700	Moon Wise Global Ltd., Reg. S, VAR, 9.000%, 01/28/19 (x) (y)	760
	700	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	729

			2,257

		Colombia — 0.1%
	1,881	Pacific Exploration and Production Corp., 10.000% (cash), 11/02/21 (v)	2,114

		Denmark — 0.0% (g)
		Danske Bank A/S,
GBP	195	Reg. S, VAR, 5.375%, 09/29/21	256
EUR	380	Reg. S, VAR, 5.750%, 04/06/20 (x) (y)	426

			682

		France — 2.6%
	15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	16
EUR	700	Arkema SA, Reg. S, VAR, 4.750%, 10/29/20 (x) (y)	790
EUR	1,000	BiSoho SAS, Reg. S, 5.875%, 05/01/23	1,131
	2,500	BPCE SA, 5.150%, 07/21/24 (e)	2,553
		Credit Agricole SA,
GBP	450	Reg. S, VAR, 8.125%, 10/26/19 (x) (y)	623
	1,250	VAR, 8.125%, 12/23/25 (e) (x) (y)	1,336
EUR	1,300	Elis SA, Reg. S, 3.000%, 04/30/22	1,417
EUR	2,600	Europcar Groupe SA, Reg. S, 5.750%, 06/15/22	2,906
EUR	467	Holdikks SAS, Reg. S, 6.750%, 07/15/21	338
EUR	1,450	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	1,612
EUR	2,710	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	2,937

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		France — continued
		NEW Areva Holding SA,
EUR	2,600	4.375%, 11/06/19	2,802
EUR	2,000	4.875%, 09/23/24	2,142
EUR	2,250	Peugeot SA, Reg. S, 2.375%, 04/14/23	2,455
EUR	1,450	Rexel SA, Reg. S, 3.250%, 06/15/22	1,596
		SFR Group SA,
	1,700	6.000%, 05/15/22 (e)	1,764
	250	6.250%, 05/15/24 (e)	253
EUR	5,050	Reg. S, 5.375%, 05/15/22	5,580
		Societe Generale SA,
	1,470	VAR, 7.375%, 09/13/21 (e) (x) (y)	1,488
	2,130	VAR, 8.000%, 09/29/25 (e) (x) (y)	2,181
EUR	1,750	TOTAL SA, Reg. S, VAR, 3.875%, 05/18/22 (x) (y)	1,974
EUR	2,000	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	2,248

			40,142

		Germany — 2.4%
EUR	300	Allianz SE, Reg. S, VAR, 4.750%, 10/24/23 (x) (y)	355
EUR	1,850	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	2,091
EUR	500	Commerzbank AG, 7.750%, 03/16/21	639
EUR	1,400	Douglas GmbH, Reg. S, 6.250%, 07/15/22	1,624
		Fresenius Medical Care US Finance II, Inc.,
	295	4.750%, 10/15/24 (e)	303
	250	5.875%, 01/31/22 (e)	273
EUR	3,450	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	3,878
	346	IHO Verwaltungs GmbH, 4.750% (cash), 09/15/26 (e) (v)	342
EUR	250	Kirk Beauty One GmbH, Reg. S, 8.750%, 07/15/23	293
EUR	1,800	ProGroup AG, Reg. S, 5.125%, 05/01/22	2,026
EUR	5,300	Schaeffler Finance BV, Reg. S, 3.250%, 05/15/25	6,072
	4,410	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26 (e)	4,138
EUR	1,100	Techem Energy Metering Service GmbH & Co. KG, Reg. S, 7.875%, 10/01/20	1,212
		Unitymedia Hessen GmbH & Co. KG,
	200	5.500%, 01/15/23 (e)	209
EUR	2,200	Reg. S, 4.000%, 01/15/25	2,458
EUR	4,374	Reg. S, 5.125%, 01/21/23	4,899

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Germany — continued
EUR	2,000	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	2,226
		ZF North America Capital, Inc.,
	167	4.500%, 04/29/22 (e)	173
	1,244	4.750%, 04/29/25 (e)	1,282
EUR	2,000	Reg. S, 2.750%, 04/27/23	2,248

			36,741

		Greece — 0.0% (g)
EUR	450	OTE plc, Reg. S, 3.500%, 07/09/20	479

		Guatemala — 0.1%
	700	Comcel Trust, Reg. S, 6.875%, 02/06/24	741

		Hong Kong — 0.1%
	700	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	783
	700	Studio City Co. Ltd., Reg. S, 7.250%, 11/30/21	749

			1,532

		Indonesia — 0.1%
	1,450	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,494

		Ireland — 0.8%
		Ardagh Packaging Finance plc,
	300	6.000%, 06/30/21 (e)	311
EUR	957	6.750%, 05/15/24 (e)	1,122
EUR	1,500	Reg. S, 4.125%, 05/15/23	1,691
EUR	600	Reg. S, 6.750%, 05/15/24	703
EUR	1,870	Bank of Ireland, Reg. S, VAR, 7.375%, 06/18/20 (x) (y)	2,116
EUR	3,150	eircom Finance DAC, Reg. S, 4.500%, 05/31/22	3,494
EUR	2,900	Smurfit Kappa Acquisitions Unltd Co., Reg. S, 3.250%, 06/01/21	3,321

			12,758

		Israel — 0.1%
		Teva Pharmaceutical Finance Netherlands III BV,
	1,085	2.200%, 07/21/21	1,045
	1,300	3.150%, 10/01/26	1,197

			2,242

		Italy — 1.1%
EUR	1,050	Enel SpA, Reg. S, VAR, 6.500%, 01/10/74	1,201
EUR	600	Intesa Sanpaolo SpA, Reg. S, 6.625%, 09/13/23	750
EUR	3,000	Leonardo SpA, 4.500%, 01/19/21	3,565
EUR	1,500	Saipem Finance International BV, Reg. S, 3.750%, 09/08/23	1,672

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Italy — continued
		Telecom Italia SpA,
EUR	2,500	Reg. S, 3.250%, 01/16/23	2,800
EUR	2,350	Reg. S, 3.625%, 05/25/26	2,583
		Wind Acquisition Finance SA,
	815	7.375%, 04/23/21 (e)	849
EUR	400	Reg. S, 4.000%, 07/15/20	432
EUR	3,350	Reg. S, 7.000%, 04/23/21	3,696

			17,548

		Jamaica — 0.1%
	1,574	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	1,276

		Japan — 0.1%
		SoftBank Group Corp.,
	200	4.500%, 04/15/20 (e)	207
EUR	1,550	Reg. S, 4.000%, 07/30/22	1,818

			2,025

		Kazakhstan — 0.4%
	6,090	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	5,856

		Luxembourg — 3.0%
		Altice Financing SA,
	700	6.625%, 02/15/23 (e)	736
EUR	3,450	Reg. S, 5.250%, 02/15/23	3,905
		Altice Luxembourg SA,
	200	7.625%, 02/15/25 (e)	213
	750	7.750%, 05/15/22 (e)	798
EUR	300	Reg. S, 6.250%, 02/15/25	338
EUR	5,575	Reg. S, 7.250%, 05/15/22	6,268
		ArcelorMittal,
	1,465	7.000%, 02/25/22	1,667
EUR	2,500	Reg. S, 2.875%, 07/06/20	2,830
	1,750	FAGE International SA, 5.625%, 08/15/26 (e)	1,798
EUR	845	Galapagos Holding SA, Reg. S, 7.000%, 06/15/22	787
EUR	225	Galapagos SA, Reg. S, 5.375%, 06/15/21	238
		Garfunkelux Holdco 3 SA,
EUR	1,950	Reg. S, 7.500%, 08/01/22	2,180
GBP	2,000	Reg. S, 8.500%, 11/01/22	2,593
		INEOS Group Holdings SA,
	2,250	5.875%, 02/15/19 (e)	2,283
EUR	450	Reg. S, 5.375%, 08/01/24	502
	62	Intelsat Connect Finance SA, 12.500%, 04/01/22 (e)	54
		Intelsat Jackson Holdings SA,
	667	5.500%, 08/01/23	553

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Luxembourg — continued
	162	7.250%, 04/01/19	155
	202	7.250%, 10/15/20	187
	1,945	7.500%, 04/01/21	1,780
	612	8.000%, 02/15/24 (e)	662
EUR	1,350	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,493
EUR	1,900	Matterhorn Telecom SA, Reg. S, 3.875%, 05/01/22	2,088
EUR	400	Picard Bondco SA, Reg. S, 7.750%, 02/01/20	443
EUR	1,250	SES SA, Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	1,377
EUR	4,500	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	5,137
EUR	1,500	Swissport Investments SA, Reg. S, 6.750%, 12/15/21	1,742
EUR	2,500	Telenet Finance VI Luxembourg SCA, Reg. S, 4.875%, 07/15/27	2,871
EUR	975	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,081

			46,759

		Mexico — 0.8%
	1,900	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	1,843
	450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	488
		Cemex SAB de CV,
	1,250	5.700%, 01/11/25 (e)	1,285
	200	6.125%, 05/05/25 (e)	209
	650	Comision Federal de Electricidad, 4.750%, 02/23/27 (e)	640
	1,940	Elementia SAB de CV, 5.500%, 01/15/25 (e)	1,911
		Petroleos Mexicanos,
	3,400	6.875%, 08/04/26	3,713
	2,681	VAR, 4.606%, 03/11/22 (e)	2,818

			12,907

		Morocco — 0.2%
	3,100	OCP SA, 4.500%, 10/22/25 (e)	3,026

		Netherlands — 1.3%
		AerCap Ireland Capital DAC,
	1,330	4.625%, 10/30/20	1,419
	365	4.625%, 07/01/22	388
	900	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	657
EUR	600	Hema Bondco I BV, Reg. S, 6.250%, 06/15/19	620
EUR	1,500	Lincoln Finance Ltd., Reg. S, 6.875%, 04/15/21	1,718

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Netherlands — continued
		NXP BV,
	1,000	5.750%, 02/15/21 (e)	1,029
	1,000	5.750%, 03/15/23 (e)	1,055
		Shell International Finance BV,
	774	2.875%, 05/10/26	753
	2,015	3.250%, 05/11/25	2,033
	868	3.750%, 09/12/46	814
	1,875	4.000%, 05/10/46	1,830
EUR	2,150	UPC Holding BV, Reg. S, 6.375%, 09/15/22	2,410
	750	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	767
	800	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	782
EUR	2,950	Ziggo Bond Finance BV, Reg. S, 4.625%, 01/15/25	3,313

			19,588

		New Zealand — 0.1%
		Reynolds Group Issuer, Inc.,
	900	5.750%, 10/15/20	927
	713	6.875%, 02/15/21	733

			1,660

		Nigeria — 0.2%
	1,400	Access Bank plc, 10.500%, 10/19/21 (e)	1,468
	1,400	IHS Netherlands Holdco BV, 9.500%, 10/27/21 (e)	1,472
	585	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (d) (e)	219

			3,159

		Norway — 0.1%
EUR	1,400	Lock A/S, Reg. S, 7.000%, 08/15/21	1,572

		Panama — 0.0% (g)
	700	Global Bank Corp., Reg. S, 5.125%, 10/30/19	725

		Peru — 0.3%
	3,970	Southern Copper Corp., 5.875%, 04/23/45	4,193

		Poland — 0.2%
EUR	1,950	Play Finance 1 SA, Reg. S, 6.500%, 08/01/19	2,131
EUR	1,250	Play Topco SA, Reg. S, 7.750% (cash), 02/28/20 (v)	1,341

			3,472

		Portugal — 0.3%
EUR	1,800	EDP — Energias de Portugal SA, Reg. S, VAR, 5.375%, 09/16/75	2,014
		EDP Finance BV,
	400	5.250%, 01/14/21 (e)	427
EUR	2,000	Reg. S, 2.375%, 03/23/23	2,201

			4,642

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Spain — 1.4%
EUR	1,200	Banco Bilbao Vizcaya Argentaria SA, Reg. S, VAR, 8.875%, 04/14/21 (x) (y)	1,396
EUR	1,500	Campofrio Food Group SA, Reg. S, 3.375%, 03/15/22	1,647
EUR	2,250	Cirsa Funding Luxembourg SA, Reg. S, 5.750%, 05/15/21	2,515
EUR	957	eDreams ODIGEO SA, 8.500%, 08/01/21 (e)	1,086
		Gestamp Funding Luxembourg SA,
EUR	946	3.500%, 05/15/23 (e)	1,050
EUR	700	Reg. S, 3.500%, 05/15/23	778
EUR	1,825	Grupo Antolin Dutch BV, Reg. S, 4.750%, 04/01/21	1,987
EUR	1,650	PortAventura Entertainment Barcelona BV, Reg. S, 7.250%, 12/01/20	1,813
		Repsol International Finance BV,
EUR	336	Reg. S, VAR, 3.875%, 03/25/21 (x) (y)	366
EUR	3,312	Reg. S, VAR, 4.500%, 03/25/75	3,554
EUR	1,600	Santander Issuances SAU, Reg. S, 3.250%, 04/04/26	1,739
		Telefonica Europe BV,
EUR	1,800	Reg. S, VAR, 5.875%, 03/31/24 (x) (y)	2,088
EUR	700	Reg. S, VAR, 6.500%, 09/18/18 (x) (y)	798
EUR	1,300	Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	1,611

			22,428

		Sweden — 0.7%
EUR	3,570	Auris Luxembourg II SA, Reg. S, 8.000%, 01/15/23	4,108
EUR	2,950	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	3,405
EUR	1,000	Volvo Car AB, Reg. S, 3.250%, 05/18/21	1,140
EUR	2,197	Volvo Treasury AB, Reg. S, VAR, 4.200%, 06/10/75	2,464

			11,117

		Switzerland — 0.9%
	1,938	Credit Suisse AG, 6.500%, 08/08/23 (e)	2,110
		Credit Suisse Group AG,
	1,575	4.282%, 01/09/28 (e)	1,579
	1,600	VAR, 7.500%, 12/11/23 (e) (x) (y)	1,732
EUR	2,200	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	2,503
		UBS AG,
	1,404	Reg. S, 5.125%, 05/15/24	1,437
	2,250	Reg. S, VAR, 4.750%, 05/22/23	2,308
		UBS Group AG,
	850	Reg. S, VAR, 7.000%, 02/19/25 (x) (y)	915
	723	Reg. S, VAR, 7.125%, 02/19/20 (x) (y)	760

			13,344

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Turkey — 0.1%
	700	Finansbank A/S, Reg. S, 6.250%, 04/30/19	733
	1,550	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.250%, 05/09/20	1,546

			2,279

		United Arab Emirates — 0.5%
	2,910	DP World Ltd., Reg. S, 6.850%, 07/02/37	3,293
	2,800	EMG SUKUK Ltd., Reg. S, 4.564%, 06/18/24	2,922
	700	MAF Global Securities Ltd., Reg. S, VAR, 7.125%, 10/29/18 (x) (y)	739
	249	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	237

			7,191

		United Kingdom — 4.7%
EUR	1,250	Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21	1,412
		Anglo American Capital plc,
	740	4.125%, 04/15/21 (e)	762
EUR	3,950	Reg. S, 3.250%, 04/03/23	4,566
		Ashtead Capital, Inc.,
	300	5.625%, 10/01/24 (e)	318
	1,000	6.500%, 07/15/22 (e)	1,046
		Barclays plc,
	2,800	4.375%, 09/11/24	2,811
EUR	600	Reg. S, VAR, 2.625%, 11/11/25	644
GBP	2,800	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	3,536
	915	BP Capital Markets plc, 3.062%, 03/17/22	927
EUR	2,500	British Telecommunications plc, Reg. S, 1.750%, 03/10/26	2,725
EUR	2,100	EC Finance plc, Reg. S, 5.125%, 07/15/21	2,305
		Fiat Chrysler Automobiles NV,
	273	4.500%, 04/15/20	282
	1,290	5.250%, 04/15/23	1,337
EUR	5,200	Reg. S, 3.750%, 03/29/24	5,742
GBP	1,400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	1,790
	800	Genel Energy Finance plc, Reg. S, 7.500%, 05/14/19 (e)	658
GBP	530	HBOS Capital Funding LP, Reg. S, VAR, 6.461%, 11/30/18 (x) (y)	697
GBP	700	Iceland Bondco plc, Reg. S, 6.250%, 07/15/21	903
EUR	3,200	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	3,530
		Jaguar Land Rover Automotive plc,
	500	4.125%, 12/15/18 (e)	510
	200	4.250%, 11/15/19 (e)	205
GBP	1,960	Reg. S, 3.875%, 03/01/23	2,510

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United Kingdom — continued
GBP	790	Reg. S, 5.000%, 02/15/22	1,072
		Lloyds Banking Group plc,
	2,560	4.650%, 03/24/26	2,620
	2,882	VAR, 7.500%, 06/27/24 (x) (y)	3,059
EUR	1,150	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	1,275
		Nationwide Building Society,
	3,000	4.000%, 09/14/26 (e)	2,889
GBP	1,380	Reg. S, VAR, 6.875%, 06/20/19 (x) (y)	1,765
GBP	710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	971
GBP	1,080	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	1,310
GBP	2,500	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	3,195
	1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,749
	1,520	Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)	1,516
	200	Seadrill Ltd., 6.625%, 09/15/20 (e)	79
GBP	638	Standard Life plc, VAR, 6.750%, 07/12/27 (x) (y)	902
EUR	2,300	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	2,684
GBP	3,580	Tesco plc, 5.000%, 03/24/23	4,926
	200	Virgin Media Finance plc, 5.750%, 01/15/25 (e)	205
	775	Virgin Media Secured Finance plc, 5.500%, 08/15/26 (e)	794
EUR	2,200	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	2,511

			72,738

		United States — 30.4%
	250	A10 Revolving Asset Financing LLC, VAR, 6.950%, 01/09/20	250
		Acadia Healthcare Co., Inc.,
	55	5.625%, 02/15/23	57
	100	6.125%, 03/15/21	103
	406	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	383
		Actavis Funding SCS,
	2,735	3.000%, 03/12/20	2,785
	1,435	4.850%, 06/15/44	1,464
		Adient Global Holdings Ltd.,
EUR	575	3.500%, 08/15/24 (e)	623
EUR	800	Reg. S, 3.500%, 08/15/24	868

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	ADT Corp. (The),
500	3.500%, 07/15/22	475
552	4.125%, 06/15/23	531
186	Advanced Micro Devices, Inc., 7.000%, 07/01/24	199
	AECOM,
486	5.125%, 03/15/27 (e)	494
365	5.750%, 10/15/22	385
630	5.875%, 10/15/24	688
	AES Corp.,
1,500	5.500%, 04/15/25	1,519
1,260	Air Lease Corp., 3.000%, 09/15/23	1,240
1,275	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,240
	Aircastle Ltd.,
465	5.125%, 03/15/21	496
310	7.625%, 04/15/20	352
165	AK Steel Corp., 7.500%, 07/15/23	180
130	Alabama Power Co., 4.150%, 08/15/44	133
	Albertsons Cos. LLC,
495	5.750%, 03/15/25 (e)	496
760	6.625%, 06/15/24 (e)	804
209	Aleris International, Inc., 7.875%, 11/01/20	207
	Alliance Data Systems Corp.,
156	5.375%, 08/01/22 (e)	155
390	5.875%, 11/01/21 (e)	404
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,468
20	4.250%, 04/15/21	21
1,600	4.625%, 03/30/25	1,636
250	4.750%, 09/10/18	258
365	8.000%, 11/01/31	449
	Altice US Finance I Corp.,
560	5.375%, 07/15/23 (e)	584
335	5.500%, 05/15/26 (e)	346
	Altria Group, Inc.,
965	3.875%, 09/16/46	911
1,500	4.000%, 01/31/24	1,582
1,165	4.250%, 08/09/42	1,158
	AMC Entertainment Holdings, Inc.,
1,090	5.750%, 06/15/25	1,129
230	5.875%, 02/15/22	241
	American Axle & Manufacturing, Inc.,
1,448	6.625%, 10/15/22	1,499

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
	1,500	American Express Credit Corp., Series F, 2.600%, 09/14/20	1,516
	114	American Greetings Corp., 7.875%, 02/15/25 (e)	120
	2,080	American International Group, Inc., 4.800%, 07/10/45	2,130
		Amkor Technology, Inc.,
	1,000	6.375%, 10/01/22	1,036
	850	6.625%, 06/01/21	868
		Analog Devices, Inc.,
	1,465	3.500%, 12/05/26	1,462
	190	4.500%, 12/05/36	190
	1,320	Anixter, Inc., 5.500%, 03/01/23	1,383
		Antero Resources Corp.,
	493	5.125%, 12/01/22	496
	500	5.375%, 11/01/21	511
		Apple, Inc.,
	1,235	3.350%, 02/09/27	1,253
	525	3.850%, 08/04/46	505
	755	4.375%, 05/13/45	786
	1,530	4.650%, 02/23/46	1,665
		Arconic, Inc.,
	725	5.125%, 10/01/24	748
	250	5.400%, 04/15/21	268
	1,425	Ashland LLC, 4.750%, 08/15/22	1,479
		AT&T, Inc.,
	2,630	3.400%, 05/15/25	2,542
	1,325	4.300%, 12/15/42	1,186
	2,230	4.750%, 05/15/46	2,084
	1,335	5.250%, 03/01/37	1,376
	182	Avaya, Inc., 10.500%, 03/01/21 (d) (e)	50
	1,930	Avis Budget Car Rental LLC, 5.500%, 04/01/23	1,930
EUR	1,500	Axalta Coating Systems LLC, Reg. S, 4.250%, 08/15/24	1,703
		Ball Corp.,
EUR	2,000	4.375%, 12/15/23	2,385
	500	5.250%, 07/01/25	531
		Bank of America Corp.,
	3,795	2.625%, 10/19/20	3,821
	1,830	3.500%, 04/19/26	1,815
	1,040	4.250%, 10/22/26	1,060
	4,070	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	4,342
	466	Series X, VAR, 6.250%, 09/05/24 (x) (y)	499
	474	Series DD, VAR, 6.300%, 03/10/26 (x) (y)	517
	50	Series K, VAR, 8.000%, 01/30/18 (x) (y)	52

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
400	Berry Plastics Corp., 5.500%, 05/15/22	417
1,125	Biogen, Inc., 5.200%, 09/15/45	1,228
	Blue Cube Spinco, Inc.,
357	9.750%, 10/15/23	426
673	10.000%, 10/15/25	817
279	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	284
157	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	160
3,000	Boardwalk Pipelines LP, 3.375%, 02/01/23	2,957
652	Boyd Gaming Corp., 6.875%, 05/15/23	704
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	156
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,441
673	Cablevision Systems Corp., 8.000%, 04/15/20	744
246	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	275
210	CalAtlantic Group, Inc., 8.375%, 01/15/21	245
256	California Resources Corp., 8.000%, 12/15/22 (e)	218
1,000	Calpine Corp., 6.000%, 01/15/22 (e)	1,049
3,000	Capital One Financial Corp., 4.200%, 10/29/25	3,050
77	Capsugel SA, 7.000% (cash), 05/15/19 (e) (v)	77
	CCO Holdings LLC,
681	5.375%, 05/01/25 (e)	713
2,075	5.500%, 05/01/26 (e)	2,202
405	5.750%, 09/01/23	425
2,450	5.750%, 02/15/26 (e)	2,621
2,145	5.875%, 04/01/24 (e)	2,301
	CDW LLC,
163	5.000%, 09/01/23	168
165	5.500%, 12/01/24	173
201	Centene Corp., 4.750%, 05/15/22	208
	CenturyLink, Inc.,
200	Series T, 5.800%, 03/15/22	207
1,345	Series W, 6.750%, 12/01/23	1,407
	CF Industries, Inc.,
185	3.450%, 06/01/23	172
2,360	4.500%, 12/01/26 (e)	2,417
390	5.150%, 03/15/34	370
565	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	581
3,273	Charter Communications Operating LLC, 4.908%, 07/23/25	3,453

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
	Chesapeake Energy Corp.,
1,025	6.625%, 08/15/20	1,020
328	8.000%, 01/15/25 (e)	326
2,848	Chevron Corp., 2.355%, 12/05/22	2,788
215	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	227
90	Cinemark USA, Inc., 5.125%, 12/15/22	93
	CIT Group, Inc.,
29	3.875%, 02/19/19	30
1,220	5.000%, 08/15/22	1,293
491	5.250%, 03/15/18	507
400	5.375%, 05/15/20	428
1,495	5.500%, 02/15/19 (e)	1,575
200	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	217
398	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	410
	Citigroup, Inc.,
2,690	2.400%, 02/18/20	2,698
2,695	2.650%, 10/26/20	2,711
1,980	3.200%, 10/21/26	1,905
1,210	4.125%, 07/25/28	1,199
2,463	Series O, VAR, 5.875%, 03/27/20 (x) (y)	2,543
972	Series M, VAR, 6.300%, 05/15/24 (x) (y)	1,027
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	105
880	9.000%, 03/15/19 (e)	405
1,130	Clean Harbors, Inc., 5.125%, 06/01/21	1,155
	Clear Channel Worldwide Holdings, Inc.,
4,445	Series B, 6.500%, 11/15/22	4,603
3,075	Series B, 7.625%, 03/15/20	3,098
225	Clearwater Paper Corp., 4.500%, 02/01/23	220
56	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	61
220	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	199
670	CNO Financial Group, Inc., 5.250%, 05/30/25	690
177	Coeur Mining, Inc., 7.875%, 02/01/21	183
1,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	1,020
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	624
	Comcast Corp.,
2,095	2.350%, 01/15/27	1,924
1,030	4.600%, 08/15/45	1,071
500	Commercial Metals Co., 4.875%, 05/15/23	511
1,300	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,391
400	CommScope, Inc., 5.500%, 06/15/24 (e)	419

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
		Communications Sales & Leasing, Inc.,
	2,355	6.000%, 04/15/23 (e)	2,473
		Community Health Systems, Inc.,
	99	5.125%, 08/01/21	97
	101	6.875%, 02/01/22	89
	1,401	Concho Resources, Inc., 5.500%, 04/01/23	1,450
	450	CONSOL Energy, Inc., 5.875%, 04/15/22	439
	206	Consolidated Communications, Inc., 6.500%, 10/01/22	205
		Continental Resources, Inc.,
	1,020	4.500%, 04/15/23	999
	575	5.000%, 09/15/22	586
	205	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	208
	800	CoreCivic, Inc., 4.625%, 05/01/23	802
	261	Crestwood Midstream Partners LP, 6.125%, 03/01/22	270
		Crown Castle International Corp.,
	2,300	3.400%, 02/15/21	2,345
	1,070	3.700%, 06/15/26	1,056
EUR	2,750	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	3,234
		CSC Holdings LLC,
	225	6.750%, 11/15/21	247
	129	8.625%, 02/15/19	143
	1,000	10.125%, 01/15/23 (e)	1,158
	80	CSI Compressco LP, 7.250%, 08/15/22	77
	119	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	122
	680	CVS Health Corp., 2.875%, 06/01/26	652
		Dana, Inc.,
	1,910	5.500%, 12/15/24	1,996
	600	6.000%, 09/15/23	632
	210	Darling Ingredients, Inc., 5.375%, 01/15/22	218
	312	Dean Foods Co., 6.500%, 03/15/23 (e)	325
	835	Denbury Resources, Inc., 4.625%, 07/15/23	651
		Diamond 1 Finance Corp.,
	470	5.875%, 06/15/21 (e)	497
	2,675	6.020%, 06/15/26 (e)	2,950
	450	7.125%, 06/15/24 (e)	497
		DISH DBS Corp.,
	890	5.000%, 03/15/23	914
	2,265	5.875%, 07/15/22	2,428
	2,526	5.875%, 11/15/24	2,697
	760	6.750%, 06/01/21	834
	717	7.750%, 07/01/26	842

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
500	DJO Finco, Inc., 8.125%, 06/15/21 (e)	442
1,155	Dominion Resources, Inc., 3.625%, 12/01/24	1,170
180	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	179
	Dynegy, Inc.,
99	5.875%, 06/01/23	90
26	6.750%, 11/01/19	27
615	7.375%, 11/01/22	604
760	7.625%, 11/01/24	722
393	E*TRADE Financial Corp., 5.375%, 11/15/22	416
2,409	Embarq Corp., 7.995%, 06/01/36	2,417
440	EMC Corp., 2.650%, 06/01/20	429
	Endo Ltd.,
1,000	6.000%, 07/15/23 (e)	920
285	6.000%, 02/01/25 (e)	255
1,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	1,035
475	Energy Transfer Equity LP, 5.875%, 01/15/24	511
495	EnerSys, 5.000%, 04/30/23 (e)	504
1,520	Entergy Corp., 2.950%, 09/01/26	1,449
400	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	409
	EP Energy LLC,
400	7.750%, 09/01/22	348
960	8.000%, 02/15/25 (e)	936
1,434	9.375%, 05/01/20	1,402
	Equinix, Inc.,
38	5.375%, 01/01/22	40
300	5.375%, 04/01/23	311
27	5.750%, 01/01/25	29
111	5.875%, 01/15/26	119
570	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	575
1,965	Express Scripts Holding Co., 3.400%, 03/01/27	1,865
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	152
	First Data Corp.,
3,269	5.750%, 01/15/24 (e)	3,388
471	7.000%, 12/01/23 (e)	506
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	426
	Ford Motor Credit Co. LLC,
2,575	3.200%, 01/15/21	2,617
3,000	3.664%, 09/08/24	2,981
2,385	4.389%, 01/08/26	2,454

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,505	Freeport-McMoRan, Inc., 3.550%, 03/01/22	1,396
	Frontier Communications Corp.,
475	6.250%, 09/15/21	454
1,000	6.875%, 01/15/25	842
828	8.500%, 04/15/20	879
427	9.250%, 07/01/21	450
365	10.500%, 09/15/22	380
2,197	11.000%, 09/15/25	2,208
1,976	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25	2,036
748	General Electric Co., 3.450%, 05/15/24	780
2,620	General Motors Co., 5.200%, 04/01/45	2,638
	General Motors Financial Co., Inc.,
2,000	3.700%, 05/09/23	2,018
1,005	4.350%, 01/17/27	1,023
314	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	341
595	GenOn Energy, Inc., 9.875%, 10/15/20	437
1,650	Gilead Sciences, Inc., 4.150%, 03/01/47	1,585
	Goldman Sachs Group, Inc. (The),
910	2.625%, 04/25/21	910
930	2.750%, 09/15/20	938
1,850	3.850%, 07/08/24	1,902
1,815	4.250%, 10/21/25	1,861
1,200	5.150%, 05/22/45	1,279
484	Series O, VAR, 5.300%, 11/10/26 (x) (y)	489
4,681	Series M, VAR, 5.375%, 05/10/20 (x) (y)	4,810
225	Series L, VAR, 5.700%, 05/10/19 (x) (y)	232
26	Goodman Networks, Inc., 12.125%, 07/01/18	10
1,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	1,185
850	H&E Equipment Services, Inc., 7.000%, 09/01/22	895
170	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	172
1,949	Harris Corp., 4.854%, 04/27/35	2,104
	HCA, Inc.,
300	5.000%, 03/15/24	316
4,125	5.375%, 02/01/25	4,316
800	Series 1, 5.875%, 05/01/23	870
100	6.500%, 02/15/20	109
2,275	7.500%, 02/15/22	2,625
	HealthSouth Corp.,
250	5.125%, 03/15/23	250
490	5.750%, 11/01/24	500
650	5.750%, 09/15/25	658

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
	375	Hecla Mining Co., 6.875%, 05/01/21	387
	780	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	858
		Hertz Corp. (The),
	1,150	6.250%, 10/15/22	1,106
	2,105	7.375%, 01/15/21	2,110
	630	Hess Corp., 5.800%, 04/01/47	670
	2,785	Hexion, Inc., 6.625%, 04/15/20	2,590
	1,485	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	1,422
	1,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	1,045
	235	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	247
		Hughes Satellite Systems Corp.,
	445	5.250%, 08/01/26 (e)	452
	93	6.625%, 08/01/26 (e)	97
	75	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	78
		Huntsman International LLC,
	550	4.875%, 11/15/20	572
	1,600	5.125%, 11/15/22	1,680
	680	IASIS Healthcare LLC, 8.375%, 05/15/19	665
	536	Icahn Enterprises LP, 5.875%, 02/01/22	547
	525	iHeartCommunications, Inc., 9.000%, 12/15/19	459
	30	IHS Markit Ltd., 5.000%, 11/01/22 (e)	32
	500	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	470
	535	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	499
	1,500	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	1,541
	1,385	Infor US, Inc., 6.500%, 05/15/22	1,440
	1,000	Informatica LLC, 7.125%, 07/15/23 (e)	970
	825	Intel Corp., 4.900%, 07/29/45	940
		International Game Technology plc,
	1,925	6.250%, 02/15/22 (e)	2,079
EUR	2,300	Reg. S, 4.750%, 02/15/23	2,658
		International Lease Finance Corp.,
	1,235	3.875%, 04/15/18	1,262
	515	6.250%, 05/15/19	559
	900	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	940
	515	Iron Mountain, Inc., 5.750%, 08/15/24	528
	135	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	139
	910	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	944
	400	Kaiser Aluminum Corp., 5.875%, 05/15/24	420
	650	Kindred Healthcare, Inc., 8.750%, 01/15/23	631

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
	785	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	846
	930	KLX, Inc., 5.875%, 12/01/22 (e)	979
		Kraft Heinz Foods Co.,
	565	4.375%, 06/01/46	534
	2,035	5.200%, 07/15/45	2,150
		Kroger Co. (The),
	2,275	2.650%, 10/15/26	2,117
	1,825	4.450%, 02/01/47	1,812
		Lamb Weston Holdings, Inc.,
	100	4.625%, 11/01/24 (e)	102
	100	4.875%, 11/01/26 (e)	101
	98	Landry’s, Inc., 6.750%, 10/15/24 (e)	102
		Lennar Corp.,
	125	4.500%, 06/15/19	129
	225	Series B, 12.250%, 06/01/17	230
	750	Level 3 Communications, Inc., 5.750%, 12/01/22	777
		Level 3 Financing, Inc.,
	103	5.125%, 05/01/23	105
	153	5.250%, 03/15/26 (e)	155
	188	5.375%, 08/15/22	195
	160	5.375%, 01/15/24	164
	612	5.375%, 05/01/25	632
	48	5.625%, 02/01/23	50
	5	VAR, 4.762%, 01/15/18	5
	233	LIN Television Corp., 5.875%, 11/15/22	242
EUR	700	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	793
	390	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	413
	180	M/I Homes, Inc., 6.750%, 01/15/21	189
		Mallinckrodt International Finance SA,
	63	4.750%, 04/15/23	56
	1,135	5.500%, 04/15/25 (e)	1,056
	184	5.625%, 10/15/23 (e)	177
	381	5.750%, 08/01/22 (e)	373
		Masco Corp.,
	3,780	4.375%, 04/01/26	3,931
	92	Masonite International Corp., 5.625%, 03/15/23 (e)	95
	550	MasTec, Inc., 4.875%, 03/15/23	550
		MetLife, Inc.,
	1,920	3.000%, 03/01/25	1,901
	435	6.400%, 12/15/36	481
		MGM Resorts International,
	1,985	6.000%, 03/15/23	2,164

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
	735	6.625%, 12/15/21	820
	2,545	7.750%, 03/15/22	2,971
		Micron Technology, Inc.,
	427	5.250%, 08/01/23 (e)	431
	2,275	5.250%, 01/15/24 (e)	2,303
	130	5.500%, 02/01/25	134
		Microsoft Corp.,
	1,515	4.100%, 02/06/37	1,570
	1,390	4.875%, 12/15/43	1,565
EUR	1,100	Mohawk Industries, Inc., 2.000%, 01/14/22	1,245
	350	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—
	350	Momentive Performance Materials, Inc., 3.880%, 10/24/21	343
		Morgan Stanley,
	2,500	2.800%, 06/16/20	2,532
	3,110	3.700%, 10/23/24	3,176
	1,500	3.875%, 01/27/26	1,530
	790	4.300%, 01/27/45	796
	1,090	4.375%, 01/22/47	1,108
	2,670	Series H, VAR, 5.450%, 07/15/19 (x) (y)	2,739
	2,470	Series J, VAR, 5.550%, 07/15/20 (x) (y)	2,569
	846	MPG Holdco I, Inc., 7.375%, 10/15/22	914
	408	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	440
		MPLX LP,
	1,000	4.875%, 06/01/25	1,064
	385	5.200%, 03/01/47	393
	155	MSCI, Inc., 5.250%, 11/15/24 (e)	164
		Mylan NV,
	3,095	3.150%, 06/15/21	3,096
	487	5.250%, 06/15/46	487
	325	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	335
		Nationstar Mortgage LLC,
	530	6.500%, 07/01/21	542
	415	7.875%, 10/01/20	433
	335	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	354
	1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,067
		Netflix, Inc.,
	300	5.500%, 02/15/22	320
	200	5.750%, 03/01/24	215
		New Albertsons, Inc.,
	197	7.450%, 08/01/29	193
	53	8.000%, 05/01/31	53

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
	22	8.700%, 05/01/30	23
	289	Newfield Exploration Co., 5.750%, 01/30/22	308
		Nexstar Broadcasting, Inc.,
	1,650	6.125%, 02/15/22 (e)	1,726
	300	NFP Corp., 9.000%, 07/15/21 (e)	317
	2,085	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	2,142
	1,290	Noble Energy, Inc., 5.250%, 11/15/43	1,360
	485	Novelis Corp., 5.875%, 09/30/26 (e)	499
		NRG Energy, Inc.,
	630	6.625%, 01/15/27 (e)	619
	115	7.875%, 05/15/21	119
		Oasis Petroleum, Inc.,
	5	6.875%, 03/15/22	5
	870	6.875%, 01/15/23	882
		Oracle Corp.,
	4,150	2.650%, 07/15/26	3,988
	1,455	4.500%, 07/08/44	1,531
	8	Orbital ATK, Inc., 5.250%, 10/01/21	8
	208	Oshkosh Corp., 5.375%, 03/01/25	216
		Outfront Media Capital LLC,
	5	5.250%, 02/15/22	5
	150	5.625%, 02/15/24	158
		Parker Drilling Co.,
	150	6.750%, 07/15/22	138
	50	7.500%, 08/01/20	49
	300	Penn Virginia Corp., 8.500%, 05/01/20 (d)	7
	330	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	342
	2,283	PetSmart, Inc., 7.125%, 03/15/23 (e)	2,240
	696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	715
	70	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	74
	1,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	1,018
	330	PolyOne Corp., 5.250%, 03/15/23	340
		Post Holdings, Inc.,
	1,007	6.750%, 12/01/21 (e)	1,079
	655	7.750%, 03/15/24 (e)	727
		Prestige Brands, Inc.,
	10	5.375%, 12/15/21 (e)	10
	75	6.375%, 03/01/24 (e)	80
	760	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	833
	660	Prudential Financial, Inc., 4.600%, 05/15/44	698
EUR	2,700	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	3,004
	515	QEP Resources, Inc., 5.375%, 10/01/22	518

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
	15	Quad/Graphics, Inc., 7.000%, 05/01/22	15
	795	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	783
EUR	1,000	Quintiles IMS, Inc., Reg. S, 3.500%, 10/15/24	1,091
		Qwest Capital Funding, Inc.,
	24	6.875%, 07/15/28	23
	11	7.750%, 02/15/31	10
	660	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	695
	375	Radian Group, Inc., 7.000%, 03/15/21	418
	150	Radio Systems Corp., 8.375%, 11/01/19 (e)	156
	195	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	195
	1,250	Realogy Group LLC, 5.250%, 12/01/21 (e)	1,300
	595	Regal Entertainment Group, 5.750%, 03/15/22	623
		Regency Energy Partners LP,
	48	5.000%, 10/01/22	51
	550	5.500%, 04/15/23	570
		Revlon Consumer Products Corp.,
	500	5.750%, 02/15/21	504
	400	6.250%, 08/01/24	411
	4,280	Reynolds American, Inc., 4.450%, 06/12/25	4,525
	840	RHP Hotel Properties LP, 5.000%, 04/15/23	858
	250	Rice Energy, Inc., 7.250%, 05/01/23	262
	1,250	Rite Aid Corp., 6.125%, 04/01/23 (e)	1,325
	1,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,067
	855	Roper Technologies, Inc., 3.800%, 12/15/26	864
	50	RR Donnelley & Sons Co., 7.625%, 06/15/20	54
	600	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	624
	31	RSP Permian, Inc., 6.625%, 10/01/22	33
		Sabine Pass Liquefaction LLC,
	1,245	5.625%, 03/01/25	1,366
	990	5.625%, 04/15/23	1,089
	600	5.750%, 05/15/24	664
	604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	615
		SBA Communications Corp.,
	250	4.875%, 07/15/22	255
	330	4.875%, 09/01/24 (e)	329
		Scientific Games International, Inc.,
	165	7.000%, 01/01/22 (e)	176
	315	10.000%, 12/01/22	334
	500	Sealed Air Corp., 5.125%, 12/01/24 (e)	522
	675	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	692

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Sensata Technologies BV,
1,000	4.875%, 10/15/23 (e)	1,021
129	5.000%, 10/01/25 (e)	131
600	5.625%, 11/01/24 (e)	633
265	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	286
	SESI LLC,
84	6.375%, 05/01/19	84
165	7.125%, 12/15/21	170
247	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	269
	Shire Acquisitions Investments Ireland DAC,
2,915	2.400%, 09/23/21	2,855
2,615	3.200%, 09/23/26	2,493
	Sinclair Television Group, Inc.,
175	5.375%, 04/01/21	180
900	5.625%, 08/01/24 (e)	926
2,000	6.125%, 10/01/22	2,093
	Sirius XM Radio, Inc.,
415	4.625%, 05/15/23 (e)	424
70	5.375%, 04/15/25 (e)	72
880	5.750%, 08/01/21 (e)	917
3,310	6.000%, 07/15/24 (e)	3,525
200	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	206
247	SM Energy Co., 6.500%, 11/15/21	253
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24	31
500	6.625%, 11/15/22	529
	Sprint Capital Corp.,
75	6.875%, 11/15/28	80
895	8.750%, 03/15/32	1,074
	Sprint Communications, Inc.,
1,030	7.000%, 03/01/20 (e)	1,125
352	7.000%, 08/15/20	380
59	9.125%, 03/01/17	59
	Sprint Corp.,
1,392	7.125%, 06/15/24	1,503
22	7.250%, 09/15/21	24
404	7.625%, 02/15/25	451
7,639	7.875%, 09/15/23	8,498
665	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	683
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	16
190	5.500%, 10/01/24	201
250	6.375%, 08/15/22	261

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
114	Stone Energy Corp., 7.500%, 11/15/22 (d)	80
250	Summit Midstream Holdings LLC, 5.500%, 08/15/22	253
2,010	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	2,047
	SUPERVALU, Inc.,
155	6.750%, 06/01/21	155
300	7.750%, 11/15/22	296
145	Synchrony Financial, 3.750%, 08/15/21	149
150	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	146
500	Targa Resources Partners LP, 5.250%, 05/01/23	516
375	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	372
1,000	TEGNA, Inc., 6.375%, 10/15/23	1,065
520	Tempur Sealy International, Inc., 5.500%, 06/15/26	509
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	304
1,055	6.000%, 10/01/20	1,118
200	6.750%, 02/01/20	204
1,000	6.750%, 06/15/23	991
100	8.000%, 08/01/20	102
3,035	8.125%, 04/01/22	3,187
207	Tenneco, Inc., 5.375%, 12/15/24	216
65	TerraForm Power Operating LLC, SUB, 6.375%, 02/01/23 (e)	67
251	Tesoro Corp., 4.750%, 12/15/23 (e)	260
	Tesoro Logistics LP,
156	5.500%, 10/15/19	165
150	6.250%, 10/15/22	161
	Texas Competitive Electric Holdings Co. LLC,
375	8.500%, 05/01/20 (d)	1
1,000	Time, Inc., 5.750%, 04/15/22 (e)	1,031
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	22
5	6.125%, 01/15/22	5
400	6.250%, 04/01/21	414
1,436	6.375%, 03/01/25	1,544
203	6.464%, 04/28/19	205
690	6.500%, 01/15/24	741
327	6.625%, 04/01/23	347
765	6.633%, 04/28/21	796
798	6.731%, 04/28/22	830
203	6.836%, 04/28/23	217

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
	77	Toll Brothers Finance Corp., 4.875%, 11/15/25	78
		TransDigm, Inc.,
	394	6.375%, 06/15/26 (e)	398
	895	6.500%, 07/15/24	924
	192	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	198
	1,200	Transocean, Inc., 9.000%, 07/15/23 (e)	1,296
EUR	2,175	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	2,476
	200	UCI International LLC, 8.625%, 02/15/19 (d)	51
	225	Unifrax I LLC, 7.500%, 02/15/19 (e)	224
	265	Unit Corp., 6.625%, 05/15/21	264
		United Rentals North America, Inc.,
	385	5.500%, 07/15/25	406
	50	5.500%, 05/15/27	51
	50	5.875%, 09/15/26	53
	700	6.125%, 06/15/23	735
	586	7.625%, 04/15/22	612
	710	UnitedHealth Group, Inc., 4.750%, 07/15/45	800
		Universal Health Services, Inc.,
	34	3.750%, 08/01/19 (e)	35
	47	4.750%, 08/01/22 (e)	48
		Univision Communications, Inc.,
	90	5.125%, 05/15/23 (e)	90
	175	6.750%, 09/15/22 (e)	184
	143	US Concrete, Inc., 6.375%, 06/01/24	151
	181	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	169
		Valeant Pharmaceuticals International, Inc.,
	300	5.375%, 03/15/20 (e)	269
	114	5.500%, 03/01/23 (e)	92
	85	5.625%, 12/01/21 (e)	71
	3,193	5.875%, 05/15/23 (e)	2,568
	1,000	6.125%, 04/15/25 (e)	802
	326	6.375%, 10/15/20 (e)	297
	237	6.750%, 08/15/21 (e)	214
	1,533	7.250%, 07/15/22 (e)	1,380
	100	7.500%, 07/15/21 (e)	92
	39	VeriSign, Inc., 5.250%, 04/01/25	41
		Verizon Communications, Inc.,
	2,000	3.500%, 11/01/24	2,004
	710	3.850%, 11/01/42	602
	630	4.125%, 08/15/46	551
	1,493	4.862%, 08/21/46	1,464
	1,070	5.012%, 04/15/49 (e)	1,050

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
405	Vertiv Group Corp., 9.250%, 10/15/24 (e)	435
965	Vista Outdoor, Inc., 5.875%, 10/01/23	958
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,015
200	4.800%, 11/18/44	207
311	Weatherford International Ltd., 9.875%, 02/15/24 (e)	359
	Wells Fargo & Co.,
2,245	3.000%, 04/22/26	2,168
1,210	4.900%, 11/17/45	1,290
1,265	Series S, VAR, 5.900%, 06/15/24 (x) (y)	1,338
325	WESCO Distribution, Inc., 5.375%, 06/15/24	335
750	Western Digital Corp., 10.500%, 04/01/24	877
357	Western Refining Logistics LP, 7.500%, 02/15/23	387
175	Westlake Chemical Corp., 4.625%, 02/15/21 (e)	182
333	Whiting Petroleum Corp., 5.000%, 03/15/19	336
	Windstream Services LLC,
140	6.375%, 08/01/23	127
105	7.500%, 06/01/22	104
584	7.500%, 04/01/23	560
25	7.750%, 10/15/20	26
1,700	7.750%, 10/01/21	1,754
	WMG Acquisition Corp.,
351	5.625%, 04/15/22 (e)	365
200	6.750%, 04/15/22 (e)	211
282	WPX Energy, Inc., 6.000%, 01/15/22	289
1,715	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	1,741
465	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	488
	Zayo Group LLC,
124	5.750%, 01/15/27 (e)	131
1,360	6.000%, 04/01/23	1,438
65	6.375%, 05/15/25	70
2,170	Zebra Technologies Corp., 7.250%, 10/15/22	2,348

		475,297

	Total Corporate Bonds (Cost $892,231)	890,546

Foreign Government Securities — 17.9%
	Angola — 0.2%
3,464	Republic of Angola, 9.500%, 11/12/25 (e)	3,499

	Argentina — 0.9%
	Provincia de Buenos Aires,
2,828	9.125%, 03/16/24 (e)	3,118
3,000	Reg. S, 9.950%, 06/09/21	3,398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Argentina — continued
		Republic of Argentina,
	2,930	6.875%, 04/22/21 (e)	3,129
	3,600	6.875%, 01/26/27 (e)	3,600

			13,245

		Belarus — 0.3%
	5,100	Republic of Belarus, Reg. S, 8.950%, 01/26/18	5,253

		Brazil — 1.9%
BRL	92,500	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/25	29,410

		Colombia — 0.3%
	5,420	Republic of Colombia, 5.000%, 06/15/45	5,382

		Croatia — 0.2%
	3,200	Republic of Croatia, Reg. S, 5.500%, 04/04/23	3,437

		Dominican Republic — 0.2%
	2,960	Government of Dominican Republic, 6.875%, 01/29/26 (e)	3,249

		Ecuador — 0.2%
	2,730	Republic of Ecuador, 10.750%, 03/28/22 (e)	3,044

		Egypt — 0.3%
		Republic of Egypt,
	2,200	6.125%, 01/31/22 (e)	2,282
	1,900	8.500%, 01/31/47 (e)	2,060

			4,342

		Indonesia — 2.2%
		Republic of Indonesia,
IDR	368,877,000	8.750%, 05/15/31	29,280
	5,200	Reg. S, 5.375%, 10/17/23	5,759

			35,039

		Italy — 0.6%
EUR	10,045	Republic of Italy, Reg. S, 2.800%, 03/01/67 (e)	9,025

		Mexico — 2.1%
		United Mexican States,
EUR	2,610	3.375%, 02/23/31	2,869
MXN	632,000	Series M, 6.500%, 06/09/22	30,574

			33,443

		New Zealand — 2.3%
		Republic of New Zealand,
NZD	21,340	Reg. S, Series 0427, 4.500%, 04/15/27	17,009

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		New Zealand — continued
NZD	25,940	Reg. S, Series 0433, 3.500%, 04/14/33	18,401

			35,410

		Nigeria — 0.4%
	5,826	Republic of Nigeria, 7.875%, 02/16/32 (e)	6,132

		Oman — 0.2%
	3,300	Republic of Oman, 4.750%, 06/15/26 (e)	3,234

		Pakistan — 0.2%
	3,400	Republic of Pakistan, Reg. S, 7.250%, 04/15/19	3,628

		Panama — 0.2%
	2,430	Republic of Panama, 3.875%, 03/17/28	2,460

		Paraguay — 0.1%
	2,090	Republic of Paraguay, 5.000%, 04/15/26 (e)	2,132

		Portugal — 0.9%
		Portugal Obrigacoes do Tesouro,
EUR	9,303	Reg. S, 2.875%, 10/15/25 (e)	9,262
EUR	5,446	Reg. S, 2.875%, 07/21/26 (e)	5,323

			14,585

		Russia — 2.0%
RUB	1,781,780	Russian Federation, 8.150%, 02/03/27	30,649

		Spain — 1.1%
		Spain Government Bond,
EUR	4,869	Reg. S, 1.300%, 10/31/26 (e)	5,046
EUR	11,187	Reg. S, 1.950%, 04/30/26 (e)	12,306

			17,352

		Sri Lanka — 0.3%
	3,780	Republic of Sri Lanka, 6.825%, 07/18/26 (e)	3,936

		Turkey — 0.2%
	3,000	Republic of Turkey, 6.625%, 02/17/45	3,131

		Ukraine — 0.1%
	700	Republic of Ukraine, Reg. S, 7.750%, 09/01/19	703

		Uruguay — 0.2%
	3,250	Republic of Uruguay, 4.375%, 10/27/27	3,352

		Zambia — 0.3%
	4,400	Republic of Zambia, Reg. S, 8.500%, 04/14/24	4,576

		Total Foreign Government Securities (Cost $282,404)	279,648

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 2.8%
	Australia — 0.0% (g)
343	FMG Resources Pty. Ltd., Term Loan B, VAR, 3.750%, 06/30/19	345

	Canada — 0.2%
1,139	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	928
40	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20	40
156	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20	157
379	Mitel Networks Corp., Term Loan 2015, VAR, 5.539%, 04/29/22	382
1,367	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.530%, 04/01/22	1,375

		2,882

	Luxembourg — 0.1%
475	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19	472
956	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.000%, 03/11/22	966

		1,438

	Sweden — 0.1%
1,022	Auris Luxembourg III SARL, Facility B-4, VAR, 4.250%, 01/17/22	1,030

	United States — 2.4%
535	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.781%, 02/16/23	539
170	Albertson’s LLC, Term Loan B-4, VAR, 3.781%, 08/25/21	172
471	Albertson’s LLC, Term Loan B-5, VAR, 4.247%, 12/21/22	477
69	Albertson’s LLC, Term Loan B-6, VAR, 4.302%, 06/22/23	70
344	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.250%, 07/07/22	346
97	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	100
185	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.537%, 10/26/17^	147
105	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	84
479	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20 (d)	383
667	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.498%, 02/01/20	675
421	Berry Plastics Corp., Term Loan K, VAR, 3.022%, 02/08/20	423

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
205	Berry Plastics Corp., Term Loan L, VAR, 3.022%, 01/06/21	206
131	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 01/27/25	131
250	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	282
985	Calpine Corp., Term Loan, VAR, 3.750%, 05/27/22	990
300	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.553%, 08/23/21	324
744	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	754
290	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.280%, 12/31/18	290
411	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.180%, 12/31/18	410
813	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	798
362	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	364
842	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	846
550	Clear Channel Communications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	477
24	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	20
940	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	945
149	Consolidated Communications, Inc., Term Loan B2, VAR, 4.000%, 10/05/23 ^	150
875	Continental Building Products, Inc., Term Loan B, VAR, 3.281%, 08/18/23	882
49	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.531%, 06/24/21	49
998	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	1,014
850	Delta 2 SARL, USD Facility B-3, VAR, 5.068%, 07/30/21	852
91	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	92
313	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	290
340	Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.750%, 04/23/20	342
489	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	492
459	Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18	459

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	511
108	Entegris, Inc., Tranche B Term Loan, VAR, 3.531%, 04/30/21	109
175	FGI Operating Co., Term Loan B, VAR, 5.500%, 04/19/19 ^	168
	First Data Corp., Term Loan,
753	VAR, 3.779%, 03/24/21	759
800	VAR, 3.779%, 07/08/22	805
400	GoDaddy, Inc., Term Loan B, VAR, 3.270%, 02/03/24 ^	401
379	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.779%, 09/01/22	383
87	Halyard Health, Inc., Term Loan, VAR, 3.531%, 11/01/21	88
244	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.000%, 06/21/21	246
382	HUB International Ltd., Initial Term Loan, VAR, 4.034%, 10/02/20	385
376	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	361
1,101	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	1,101
491	IMS Health, Inc., Term Loan, VAR, 3.500%, 03/17/21	493
1,080	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.750%, 02/01/22 ^	1,081
743	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	749
530	inVentiv Health, Inc., Term Loan B, VAR, 4.804%, 09/28/23	533
519	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	296
380	Jeld-Wen, Inc., Consolidated Term Loan B, VAR, 4.750%, 07/01/22	382
92	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	93
98	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Initial Dollar Term Loan, VAR, 4.500%, 07/31/21	98
425	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	421
238	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	242
460	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	460
986	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	991

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United States — continued
314		NVA Holdings, Inc., 1st Lien Term Loan B, VAR, 4.250%, 08/13/21 ^	317
286		Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21	290
394		Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	398
413		Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.287%, 01/26/23	397
253		PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	249
429		Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.250%, 05/02/22	433
350		Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23 ^	354
500		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	502
977		Scientific Games Corp., Initial Term Loan, VAR, 4.845%, 10/18/20	992
487		Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	482
1,479		Summit Materials Co. I LLC, Term Loan, VAR, 3.853%, 07/18/22	1,495
107		SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	108
465		Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.500%, 02/08/24	463
200		Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.000%, 02/08/25	196
496		Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	496
979		Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	986
463		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	464
1,275		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,279
112		Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	112
1,420		WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 11/01/23	1,423

			37,467

		Total Loan Assignments (Cost $43,140)	43,162

SHARES
Preferred Stock — 0.0% (g)
		Ireland — 0.0% (g)
—	(h)	XLIT Ltd., Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @ (Cost $50)	52

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE
Rights — 0.0% (g)
	United States — 0.0% (g)
6	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	7

PRINCIPAL AMOUNT
Short-Term Investments — 2.0%
	U.S. Treasury obligation — 0.0% (g)
285	U.S. Treasury Bill, 0.511%, 04/06/17 (k) (n)	285

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 2.0%
30,691	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l)	30,703

	Total Short-Term Investments (Cost $30,987)	30,988

	Total Investments — 97.2% (Cost $1,521,544)	1,517,917
	Other Assets in Excess of Liabilities — 2.8%	43,949

	NET ASSETS — 100.0%	$1,561,866

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(200)	FNMA, 30 Year, Single Family, TBA, 3.000%, 03/25/47 (w)	$(199)

	(Proceeds received of $198)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
416	Euro-Bund	03/08/17	EUR	73,180	1,557
980	10 Year Australian Government Bond	03/15/17	AUD	96,359	114
476	10 Year Canadian Government Bond	06/21/17	CAD	49,223	333
4	Long Gilt	06/28/17	GBP	632	11

	Short Futures Outstanding
(203)	Euro-Buxl	03/08/17	EUR	(37,338)	(1,569)
(691)	Euro-OAT	03/08/17	EUR	(109,770)	(251)
(1,804)	10 Year U.S. Treasury Note	06/21/17	USD	(224,739)	(659)
(26)	10 Year U.S. Treasury Ultra Bond	06/21/17	USD	(3,482)	(12)
(47)	U.S. Treasury Long Bond	06/21/17	USD	(7,128)	(72)
(73)	U.S. Ultra Bond	06/21/17	USD	(11,810)	(154)
(9)	Long Gilt	06/28/17	GBP	(1,421)	(24)
(1,007)	2 Year U.S. Treasury Note	06/30/17	USD	(217,921)	(144)
(135)	5 Year U.S. Treasury Note	06/30/17	USD	(15,890)	(21)
(1,260)	90 Day Eurodollar	03/19/18	USD	(309,739)	572
(683)	90 Day Eurodollar	12/17/18	USD	(167,344)	237

					(82)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,500	AUD	Australia and New Zealand Banking Group Ltd.	03/06/17	2,675	2,683	8
1,650	AUD	National Australia Bank Ltd.	03/06/17	1,266	1,265	(1)
42,041	CAD	Merrill Lynch International	03/06/17	32,111	31,653	(458)
800	CAD	National Australia Bank Ltd.	03/06/17	609	603	(6)
58,062	EUR	Goldman Sachs International	03/06/17	61,530	61,520	(10)
2,000	EUR	National Australia Bank Ltd.	03/06/17	2,140	2,119	(21)
3,532	GBP	National Australia Bank Ltd.	03/06/17	4,366	4,383	17
128,501	MXN	Goldman Sachs International	04/07/17	6,441	6,360	(81)
49,275	NZD	Australia and New Zealand Banking Group Ltd.	03/06/17	35,614	35,488	(126)
				146,752	146,074	(678)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,926	AUD	Australia and New Zealand Banking Group Ltd.	03/06/17	3,719	3,777	(58)
224	AUD	Standard Chartered Bank	03/06/17	173	172	1
9,525	AUD	National Australia Bank Ltd.	04/07/17	7,317	7,296	21
3,126	CAD	HSBC Bank, NA	03/06/17	2,382	2,353	29
1,067	CAD	National Australia Bank Ltd.	03/06/17	816	803	13
38,648	CAD	Royal Bank of Canada	03/06/17	29,413	29,099	314
42,041	CAD	Merrill Lynch International	04/07/17	32,120	31,662	458
730	EUR	BNP Paribas	03/06/17	779	773	6
220,843	EUR	Citibank, NA	03/06/17	238,930	233,994	4,936
58,591	EUR	Goldman Sachs International	03/06/17	62,705	62,081	624
720	EUR	National Australia Bank Ltd.	03/06/17	763	763	— (h)
56,973	EUR	Goldman Sachs International	04/07/17	60,459	60,463	(4)
27,515	GBP	Merrill Lynch International	03/06/17	34,874	34,145	729
304	GBP	Royal Bank of Canada	03/06/17	380	376	4
146,366	MXN	National Australia Bank Ltd.	04/07/17	7,315	7,244	71
49,275	NZD	Australia and New Zealand Banking Group Ltd.	03/06/17	35,750	35,488	262
49,275	NZD	Australia and New Zealand Banking Group Ltd.	04/07/17	35,579	35,452	127
				553,474	545,941	7,533

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

ABS	— Asset-Backed Security
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
DIP	— Debtor-in-possession
EUR	— Euro
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	— Mexican Peso
NZD	— New Zealand Dollar
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2017.

TBA	— To Be Announced
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security
^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Global Bond Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$1,487,214
Investments in affiliates, at value	30,703

Total investment securities, at value	1,517,917
Cash	2,348
Foreign currency, at value	10,497
Deposits at broker for futures contracts	9,570
Receivables:
Investment securities sold	2,761
Investment securities sold — delayed delivery securities	198
Fund shares sold	16,294
Interest and dividends from non-affiliates	18,517
Dividends from affiliates	18
Tax reclaims	58
Variation margin on futures contracts	238
Unrealized appreciation on forward foreign currency exchange contracts	7,620
Unrealized appreciation on unfunded commitments	3

Total Assets	1,586,039

LIABILITIES:
Payables:
TBA short commitments, at value	199
Investment securities purchased	13,615
Investment securities purchased — delayed delivery securities	7,184
Fund shares redeemed	1,531
Unrealized depreciation on forward foreign currency exchange contracts	765
Accrued liabilities:
Investment advisory fees	498
Administration fees	8
Distribution fees	60
Shareholder servicing fees	100
Custodian and accounting fees	36
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	177

Total Liabilities	24,173

Net Assets	$1,561,866

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Global Bond Opportunities Fund
NET ASSETS:
Paid-in-Capital	$1,592,349
Accumulated undistributed (distributions in excess of) net investment income	(6,893)
Accumulated net realized gains (losses)	(26,575)
Net unrealized appreciation (depreciation)	2,985

Total Net Assets	$1,561,866

Net Assets:
Class A	$146,321
Class C	57,617
Class R6	147,233
Class I (formerly Select Class)	1,210,695

Total	$1,561,866

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	14,451
Class C	5,708
Class R6	14,508
Class I (formerly Select Class)	119,340

Net Asset Value (a):
Class A — Redemption price per share	$10.13
Class C — Offering price per share (b)	10.09
Class R6 — Offering and redemption price per share	10.15
Class I (formerly Select Class) — Offering and redemption price per share	10.14
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.52

Cost of investments in non-affiliates	$1,490,842
Cost of investments in affiliates	30,702
Cost of foreign currency	10,539
Proceeds from short TBAs	198

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	31

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

Global Bond Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34,233
Interest income from affiliates	10
Dividend income from non-affiliates	16
Dividend income from affiliates	104
Foreign taxes withheld	(147)

Total investment income	34,216

EXPENSES:
Investment advisory fees	3,906
Administration fees	581
Distribution fees:
Class A	165
Class C	200
Shareholder servicing fees:
Class A	165
Class C	66
Class I (formerly Select Class)	1,374
Custodian and accounting fees	136
Interest expense to affiliates	3
Professional fees	61
Trustees’ and Chief Compliance Officer’s fees	15
Printing and mailing costs	28
Registration and filing fees	45
Transfer agency fees (See Note 2.I.)	10
Sub-transfer agency fees (See Note 2.I.)	220
Other	22

Total expenses	6,997

Less fees waived	(2,166)
Less earnings credits	— (a)
Less expense reimbursements	(4)

Net expenses	4,827

Net investment income (loss)	29,389

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,436)
Investments in affiliates	9
Futures	2,917
Foreign currency transactions	15,728

Net realized gain (loss)	2,218

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(12,632)
Investments in affiliates	1
Futures	(2,388)
Foreign currency translations	8,137
Unfunded commitments	3

Change in net unrealized appreciation/depreciation	(6,879)

Net realized/unrealized gains (losses)	(4,661)

Change in net assets resulting from operations	$24,728

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Global Bond Opportunities Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,389	$51,024
Net realized gain (loss)	2,218	(12,452)
Change in net unrealized appreciation/depreciation	(6,879)	52,034

Change in net assets resulting from operations	24,728	90,606

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,669)	(4,239)
Class C
From net investment income	(1,377)	(1,255)
Class R6
From net investment income	(3,864)	(6,999)
Class I (formerly Select Class)
From net investment income	(31,602)	(52,977)

Total distributions to shareholders	(40,512)	(65,470)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	176,978	241,385

NET ASSETS:
Change in net assets	161,194	266,521
Beginning of period	1,400,672	1,134,151

End of period	$1,561,866	$1,400,672

Accumulated undistributed (distributions in excess of) net investment income	$(6,893)	$4,230

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$45,847	$100,815
Distributions reinvested	3,553	4,173
Cost of shares redeemed	(26,874)	(47,414)

Change in net assets resulting from Class A capital transactions	$22,526	$57,574

Class C
Proceeds from shares issued	$14,730	$39,751
Distributions reinvested	1,271	1,148
Cost of shares redeemed	(7,021)	(6,345)

Change in net assets resulting from Class C capital transactions	$8,980	$34,554

Class R6
Proceeds from shares issued	$27,274	$86,783
Distributions reinvested	1,404	2,415
Cost of shares redeemed	(35,588)	(51,649)

Change in net assets resulting from Class R6 capital transactions	$(6,910)	$37,549

Class I (formerly Select Class)
Proceeds from shares issued	$330,585	$808,159
Distributions reinvested	12,704	13,467
Cost of shares redeemed	(190,907)	(709,918)

Change in net assets resulting from Class I capital transactions	$152,382	$111,708

Total change in net assets resulting from capital transactions	$176,978	$241,385

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	33

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Bond Opportunities Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	4,541	10,154
Reinvested	354	423
Redeemed	(2,671)	(4,779)

Change in Class A Shares	2,224	5,798

Class C
Issued	1,459	4,013
Reinvested	127	117
Redeemed	(698)	(644)

Change in Class C Shares	888	3,486

Class R6
Issued	2,693	8,827
Reinvested	140	245
Redeemed	(3,486)	(5,270)

Change in Class R6 Shares	(653)	3,802

Class I (formerly Select Class)
Issued	32,702	81,537
Reinvested	1,265	1,363
Redeemed	(18,931)	(72,538)

Change in Class I Shares	15,036	10,362

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Bond Opportunities Fund
Class A
Six Months Ended February 28, 2017 (Unaudited)	$10.24	$0.20	(f)	$(0.04)	$0.16	$(0.27)	$—	$(0.27)
Year Ended August 31, 2016	10.01	0.38	(f)	0.34	0.72	(0.49)	—	(0.49)
Year Ended August 31, 2015	10.60	0.40	(f)	(0.53)	(0.13)	(0.45)	(0.01)	(0.46)
Year Ended August 31, 2014	10.20	0.42	(f)	0.38	0.80	(0.35)	(0.05)	(0.40)
September 4, 2012(h) through August 31, 2013	10.00	0.45		0.16	0.61	(0.41)	—	(0.41)

Class C
Six Months Ended February 28, 2017 (Unaudited)	10.21	0.18	(f)	(0.05)	0.13	(0.25)	—	(0.25)
Year Ended August 31, 2016	9.99	0.34	(f)	0.33	0.67	(0.45)	—	(0.45)
Year Ended August 31, 2015	10.59	0.35	(f)	(0.51)	(0.16)	(0.43)	(0.01)	(0.44)
Year Ended August 31, 2014	10.21	0.37	(f)	0.39	0.76	(0.33)	(0.05)	(0.38)
September 4, 2012(h) through August 31, 2013	10.00	0.44		0.14	0.58	(0.37)	—	(0.37)

Class R6
Six Months Ended February 28, 2017 (Unaudited)	10.27	0.22	(f)	(0.05)	0.17	(0.29)	—	(0.29)
Year Ended August 31, 2016	10.03	0.42	(f)	0.35	0.77	(0.53)	—	(0.53)
Year Ended August 31, 2015	10.61	0.44	(f)	(0.52)	(0.08)	(0.49)	(0.01)	(0.50)
Year Ended August 31, 2014	10.21	0.48	(f)	0.36	0.84	(0.39)	(0.05)	(0.44)
September 4, 2012(h) through August 31, 2013	10.00	0.52		0.14	0.66	(0.45)	—	(0.45)

Class I (formerly Select Class)
Six Months Ended February 28, 2017 (Unaudited)	10.26	0.21	(f)	(0.04)	0.17	(0.29)	—	(0.29)
Year Ended August 31, 2016	10.03	0.40	(f)	0.35	0.75	(0.52)	—	(0.52)
Year Ended August 31, 2015	10.61	0.42	(f)	(0.52)	(0.10)	(0.47)	(0.01)	(0.48)
Year Ended August 31, 2014	10.21	0.45	(f)	0.37	0.82	(0.37)	(0.05)	(0.42)
September 4, 2012(h) through August 31, 2013	10.00	0.50		0.14	0.64	(0.43)	—	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended August 31, 2014 and for the period ended August 31, 2013.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.13	1.64%	$146,321	0.90%		3.92%		1.27%		31%
10.24	7.51	125,248	0.89		3.81		1.27		71
10.01	(1.26)	64,383	0.89		3.85		1.27		90
10.60	8.01	19,131	0.89	(g)	4.01	(g)	1.49	(g)	77
10.20	6.12	203	0.90	(g)	4.66	(g)	2.41	(g)	117

10.09	1.35	57,617	1.29		3.52		1.74		31
10.21	7.03	49,223	1.29		3.40		1.76		71
9.99	(1.63)	13,324	1.29		3.44		1.79		90
10.59	7.55	4,727	1.29	(g)	3.49	(g)	1.98	(g)	77
10.21	5.77	53	1.30	(g)	4.30	(g)	2.54	(g)	117

10.15	1.74	147,233	0.50		4.30		0.68		31
10.27	8.01	155,660	0.49		4.23		0.69		71
10.03	(0.86)	113,977	0.49		4.22		0.71		90
10.61	8.38	47,277	0.49	(g)	4.53	(g)	1.00	(g)	77
10.21	6.58	53	0.50	(g)	5.10	(g)	1.55	(g)	117

10.14	1.67	1,210,695	0.65		4.16		0.95		31
10.26	7.76	1,070,541	0.64		4.09		0.95		71
10.03	(0.97)	942,467	0.64		4.08		0.97		90
10.61	8.22	132,823	0.64	(g)	4.30	(g)	1.26	(g)	77
10.21	6.43	26,731	0.65	(g)	4.95	(g)	1.80	(g)	117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Global Bond Opportunities Fund	Class A, Class C, Class R6 and Class I^	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$8,432	$3,209	$11,641
Ireland	—	—	785	785
Italy	—	15	—	15
United States	—	4,527	40,648	45,175

Total Asset-Backed Securities	—	12,974	44,642	57,616

Collateralized Mortgage Obligations
Italy	—	—	124	124
Spain	—	41	—	41
United States	—	33,130	—	33,130

Total Collateralized Mortgage Obligations	—	33,171	124	33,295

Commercial Mortgage-Backed Securities
United States	—	78,778	45,098	123,876

Convertible Bonds
China	—	3,321	—	3,321
Netherlands	—	1,806	—	1,806
South Korea	—	955	—	955
United Arab Emirates	—	471	—	471
United States	—	49,460	—	49,460

Total Convertible Bonds	—	56,013	—	56,013

Corporate Bonds
Argentina	—	3,485	—	3,485
Australia	—	4,182	—	4,182
Bahamas	—	—	113	113
Barbados	—	744	—	744
Belgium	—	10,963	—	10,963
Brazil	—	16,410	—	16,410
Canada	—	15,575	—	15,575
Chile	—	5,090	—	5,090
China	—	2,257	—	2,257
Colombia	—	2,114	—	2,114
Denmark	—	682	—	682
France	—	40,142	—	40,142
Germany	—	36,741	—	36,741

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$—	$479	$—	$479
Guatemala	—	741	—	741
Hong Kong	—	1,532	—	1,532
Indonesia	—	1,494	—	1,494
Ireland	—	12,758	—	12,758
Israel	—	2,242	—	2,242
Italy	—	17,548	—	17,548
Jamaica	—	1,276	—	1,276
Japan	—	2,025	—	2,025
Kazakhstan	—	5,856	—	5,856
Luxembourg	—	46,759	—	46,759
Mexico	—	12,907	—	12,907
Morocco	—	3,026	—	3,026
Netherlands	—	19,588	—	19,588
New Zealand	—	1,660	—	1,660
Nigeria	—	3,159	—	3,159
Norway	—	1,572	—	1,572
Panama	—	725	—	725
Peru	—	4,193	—	4,193
Poland	—	3,472	—	3,472
Portugal	—	4,642	—	4,642
Spain	—	22,428	—	22,428
Sweden	—	11,117	—	11,117
Switzerland	—	13,344	—	13,344
Turkey	—	2,279	—	2,279
United Arab Emirates	—	7,191	—	7,191
United Kingdom	—	72,738	—	72,738
United States	—	474,724	573	475,297

Total Corporate Bonds	—	889,860	686	890,546

Foreign Government Securities	—	279,648	—	279,648

Preferred Stocks
Ireland	—	52	—	52

Common Stocks
Colombia	2,408	—	—	2,408
United States	306	—	—	306

Total Common Stocks	2,714	—	—	2,714

Loan Assignments
Australia	—	345	—	345
Canada	—	2,882	—	2,882
Luxembourg	—	1,438	—	1,438
Sweden	—	1,030	—	1,030
United States	—	37,467	—	37,467

Total Loan Assignments	—	43,162	—	43,162

Rights
United States	—	—	7	7

Short-Term Investment
Investment Company	30,703	—	—	30,703
U.S. Treasury Obligation	—	285	—	285

Total Investments in Securities	$33,417	$1,393,943	$90,557	$1,517,917

Liabilities
Debt Securities
TBA Short Commitment	—	(199)	—	(199)

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,620	$—	$7,620
Futures Contracts	2,824	—	—	2,824

Total Appreciation in Other Financial Instruments	$2,824	$7,620	$—	$10,444

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(765)	$—	$(765)
Futures Contracts	(2,906)	—	—	(2,906)

Total Depreciation in Other Financial Instruments	$(2,906)	$(765)	$—	$(3,671)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the six months ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$100	$—	$(30)	$—		$3,161	$(22)	$—	$—	$3,209
Asset-Backed Securities — Ireland	973	—	13	—	(a)	—	(201)	—	—	785
Asset-Backed Securities — United States	45,691	—	216	25		2,520	(8,836)	1,032	—	40,648
Collateralized Mortgage Obligation — Italy	130	—	(6)	—	(a)	—	—	—	—	124
Commercial Mortgage-Backed Securities — Italy	109	—	3	—		—	(112)	—	—	—
Commercial Mortgage-Backed Securities — United States	26,725	—	5	8		20,124	(4,485)	2,721	—	45,098
Corporate Bonds — Bahamas	—	—	—	—		—	—	113	—	113
Corporate Bonds — United States	2,422	18	(18)	28		4	(1,882)	250	(249)	573
Preferred Stock — Ireland	47	—	—	—		—	—	—	(47)	—
Right — United States	—	—	7	—		—	—	—	—	7
Warrant — United States	135	1,756	(135)	—		—	(1,756)	—	—	—

	$76,332	$1,774	$55	$61		$25,809	$(17,294)	$4,116	$(296)	$90,557

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount round to less than 500.

Transfers among all levels are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine the price for the six months ended February 28, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $268,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 2/28/17	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$37,535	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (5.01%)
			Constant Default Rate	0.00% - 50.00% (13.98%)
			Yield (Discount Rate of Cash Flows)	2.31% - 7.54% (4.43%)
	48	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	37,583

	42,824	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.56% - 126.84% (17.26%)

Commercial Mortgage-Backed Securities	42,824

	264	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.69% (6.69%)

			Projected Principal Writedown	100.00% (100.00%)
Corporate Bonds	264

Total	$80,671

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017 , the value of these investments was approximately $9,886,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations (amounts in thousands).

At February 29, 2016, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$68	$71	$97	$100	$165	$171

E. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Summary of Derivatives Information — The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,824	$—	$2,824
Foreign exchange contracts	Receivables	—	7,620	7,620

Total		$2,824	$7,620	$10,444

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(2,906)	$—	$(2,906)
Foreign exchange contracts	Payables	—	(765)	(765)

Total		$(2,906)	$(765)	$(3,671)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Counterparty	Gross Amount of Derivative Assets subject to netting agreement Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$397	$(184)	$—	$213
BNP Paribas	6	—	—	6
Citibank, N.A.	4,936	—	—	4,936
Goldman Sachs International	624	(95)	—	529
HSBC Bank, N.A.	29	—	—	29
Merrill Lynch International	1,187	(458)	—	729
National Australia Bank Limited	122	(28)	—	94
Royal Bank of Canada	318	—	—	318
Standard Chartered Bank	1	—	—	1

	$7,620	$(765)	$—	$6,855

Counterparty	Gross Amount of Derivative Liabilities subject to netting agreement Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$184	$(184)	$—	$—
Goldman Sachs International	95	(95)	—	—
Merrill Lynch International	458	(458)	—	—
National Australia Bank Limited	28	(28)	—	—

	$765	$(765)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The following tables present the effect of derivatives on the Statement of Operations for the six months ended February 28, 2017, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$2,917	$—	$2,917
Foreign exchange contracts	—	15,974	15,974

Total	$2,917	$15,974	$18,891

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(2,388)	$—	$(2,388)
Foreign exchange contracts	—	8,440	8,440

Total	$(2,388)	$8,440	$6,052

The Fund’s derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

Derivatives Volume — The table below discloses the volume of the Fund’s futures contracts and forward foreign currency exchange contracts activity during the six months ended February 28, 2017 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Average Notional Balance Long	$303,356
Average Notional Balance Short	949,526
Ending Notional Balance Long	219,394
Ending Notional Balance Short	1,106,582

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	116,476
Average Settlement Value Sold	533,095
Ending Settlement Value Purchased	146,752
Ending Settlement Value Sold	553,474

F. When Issued, Delayed Delivery Securities and Forward Commitments — The Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Fund had TBA purchase commitments and TBA short commitments outstanding as of February 28, 2017, which are shown as a Receivable for investment securities sold-delayed delivery securities and Payable for investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2017 are detailed on the SOIs.

G. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	45

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Fund for the six months ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class R6		Class I	Total
Transfer agency fees	$3	$2	$—	(a)	$5	$10
Sub-transfer agency fees	61	15	—		144	220

(a)	Amount rounds to less than 500.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2017, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares. The Board has adopted a

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class R6 and Class I do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2017, JPMDS retained the following amounts (in thousands):

Front-End Sales Charge	CDSC
$23	$—	(a)

(a)	Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Class I Shares.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts are paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R6	Class I
0.90%	1.30%	0.50%	0.65%

The expense limitation agreement was in effect for the six months ended February 28, 2017 and is in place until at least December 31, 2017.

For the six months ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$749	$499	$891	$2,139	$4

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 28, 2017 were approximately $27,000.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	47

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$585,266	$423,878

During the six months ended February 28, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized (Depreciation)
$1,521,544	$31,998	$35,661	$(3,663)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt instruments.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Fund did not utilize the Credit Facility during the six months ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had one affiliated omnibus account which represented 45.3% of the Fund’s net assets.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 28, 2017, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund invests in debt securities that have preferred stock characteristics. These characteristics include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as forward foreign currency exchange contracts and TBA securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s (s) financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	49

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Global Bond Opportunities Fund
Class A
Actual	$1,000.00	$1,016.40	$4.50	0.90%
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class C
Actual	1,000.00	1,013.50	6.44	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class R6
Actual	1,000.00	1,017.40	2.50	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Class I (formerly Select Class)
Actual	1,000.00	1,016.70	3.25	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	SAN-GBO-217

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2017 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

The U.S. economy continued its steady expansion over the past six months and by the end of February 2017, the world’s leading economies were growing in a more synchronized manner that could accelerate global growth.

“In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017.”

By early 2017, the World Bank estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s (ECB) target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose in the latter half of 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its continuing majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the six months ended February 2017, there also emerged political uncertainties in the U.S. and Europe. Britain’s planned exit from the European Union — and its immigration and trade policies — brought investor uncertainty and was seen as a drag on the U.K. economy. In November 2016, Donald Trump won the U.S. presidency after campaigning on a platform that included new restrictions on immigration and protective trade policies. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were also vying for power in Italy, France, Germany and elsewhere.

Each of these parties and their leaders – both in the U.S. and elsewhere – share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the six months through February 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	3.37%
Credit Suisse Leveraged Loan Index	4.30%
Bloomberg Barclays U.S. Aggregate Index	(2.19)%

Net Assets as of 2/28/2017 (In Thousands)	$2,143,505

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. financial markets overall provided positive returns for the six months ended February 28, 2017. Equity markets rose along with bond yields amid a backdrop of low but rising interest rates and price inflation, as well as improved corporate profits.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

The November 8, 2016 election handed Donald Trump the U.S. presidency and the Republican Party majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple closing record highs. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high-yield bonds (also known as “junk bonds”) posted positive returns.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Benchmark”) for the six months ended February 28, 2017. The Fund’s security selection — mostly in loan assignments — in the health care and service sectors was a leading detractor from performance relative to the Benchmark. The Fund’s cash position, which was used to manage the Fund’s day-to-day operations and was not part of the Fund’s investment strategy, also detracted from performance. The Fund’s security selection — mostly in loan assignments — in the utilities and financial sectors was a leading positive contributor to relative performance.

Relative to the Bloomberg Barclays U.S. Aggregate Index, the Fund’s allocation to high yield bonds (also known as “junk bonds”) helped performance as high yield bonds generally outperformed other sectors of the bond market during the reporting period.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark during the six month reporting period, the Fund was overweight in securities rated BBB and BB and was underweight in securities rated B, CCC and CC to D. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to higher quality loan assignments and bonds mainly by investing in floating rate loan facilities issued by corporations and, to a lesser extent, fixed rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***
Loan Assignments	70.5%
Corporate Bonds	12.5
Others (each less than 1.0%)	2.1
Short-Term Investment	14.9

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 1, 2011
With Sales Charge**		0.88%	9.10%	2.82%	2.54%
Without Sales Charge		3.25	11.56	3.61	3.23
CLASS C SHARES	June 1, 2011
With CDSC***		2.00	10.03	3.06	2.71
Without CDSC		3.00	11.03	3.06	2.71
CLASS R6 SHARES	October 31, 2013	3.42	11.94	3.92	3.54
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 1, 2011	3.37	11.82	3.85	3.48

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 28, 2017. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The perform-

ance of the Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.8%
9,648	Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.125%, 04/29/18	10,058
	Continental Airlines Pass-Through Trust,
204	Series 2003-ERJ1, 7.875%, 07/02/18	212
3,331	Series 2004-ERJ1, 9.558%, 09/01/19	3,565
772	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	826
2,262	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	2,268

	Total Asset-Backed Securities (Cost $16,720)	16,929

Corporate Bonds — 13.8%
	Consumer Discretionary — 2.3%
	Automobiles — 0.2%
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,486

	Hotels, Restaurants & Leisure — 1.3%
	GLP Capital LP,
2,000	4.375%, 04/15/21	2,082
3,000	4.875%, 11/01/20	3,150
5,000	International Game Technology, 7.500%, 06/15/19	5,513
5,000	International Game Technology plc, 5.625%, 02/15/20 (e)	5,288
4,780	MGM Resorts International, 5.250%, 03/31/20	5,031
7,627	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	7,789

		28,853

	Media — 0.7%
	Cablevision Systems Corp.,
892	8.000%, 04/15/20	985
543	8.625%, 09/15/17	560
2,600	Charter Communications Operating LLC, 3.579%, 07/23/20	2,673
1,486	CSC Holdings LLC, 8.625%, 02/15/19	1,643
7,000	DISH DBS Corp., 7.875%, 09/01/19	7,805
1,500	Nielsen Finance LLC, 4.500%, 10/01/20	1,530

		15,196

	Specialty Retail — 0.1%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	789
4,000	9.000%, 03/15/19 (e)	1,840

		2,629

	Total Consumer Discretionary	50,164

	Consumer Staples — 0.2%
	Beverages — 0.1%
1,600	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	1,736

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.1%
2,277	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,268

	Total Consumer Staples	4,004

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
1,788	SESI LLC, 7.125%, 12/15/21	1,837

	Oil, Gas & Consumable Fuels — 2.0%
3,000	Antero Resources Corp., 5.375%, 11/01/21	3,067
	NGPL PipeCo LLC,
9,750	7.119%, 12/15/17 (e)	10,103
5,000	9.625%, 06/01/19 (e)	5,200
1,750	Oasis Petroleum, Inc., 6.500%, 11/01/21	1,781
6,000	Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	6,315
4,000	Sunoco LP, 5.500%, 08/01/20	4,030
4,000	Targa Resources Partners LP, 5.000%, 01/15/18	4,058
4,000	Tesoro Logistics LP, 5.500%, 10/15/19	4,240
4,000	Whiting Petroleum Corp., 5.000%, 03/15/19	4,035

		42,829

	Total Energy	44,666

	Financials — 1.0%
	Consumer Finance — 0.7%
12,050	Ally Financial, Inc., 8.000%, 03/15/20	13,781

	Thrifts & Mortgage Finance — 0.3%
6,940	Radian Group, Inc., 5.250%, 06/15/20	7,304

	Total Financials	21,085

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.1%
3,000	Mallinckrodt International Finance SA, 3.500%, 04/15/18	3,008

	Health Care Providers & Services — 1.7%
	HCA, Inc.,
7,000	4.250%, 10/15/19	7,280
6,000	6.500%, 02/15/20	6,584
	Tenet Healthcare Corp.,
4,000	4.375%, 10/01/21	4,030
18,273	VAR, 4.463%, 06/15/20	18,501

		36,395

	Health Care Technology — 0.3%
6,000	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	6,165

	Total Health Care	45,568

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrials — 1.2%
	Aerospace & Defense — 0.1%
2,272	Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)	2,332

	Airlines — 0.3%
5,523	Allegiant Travel Co., 5.500%, 07/15/19	5,689

	Commercial Services & Supplies — 0.5%
11,745	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	11,040

	Machinery — 0.1%
3,200	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	2,336

	Marine — 0.2%
4,256	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	4,043

	Total Industrials	25,440

	Information Technology — 1.5%
	Electronic Equipment, Instruments & Components — 0.2%
3,400	Anixter, Inc., 5.625%, 05/01/19	3,587

	IT Services — 0.3%
5,000	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	5,175

	Semiconductors & Semiconductor Equipment — 0.1%
2,615	NXP BV, (Netherlands), 4.125%, 06/01/21 (e)	2,712

	Software — 0.4%
4,350	Infor US, Inc., 5.750%, 08/15/20 (e)	4,513
2,143	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	2,193
1,860	Symantec Corp., 4.200%, 09/15/20	1,922

		8,628

	Technology Hardware, Storage & Peripherals — 0.5%
	Diamond 1 Finance Corp.,
5,838	4.420%, 06/15/21 (e)	6,126
5,000	5.875%, 06/15/21 (e)	5,290

		11,416

	Total Information Technology	31,518

	Materials — 1.4%
	Chemicals — 0.5%
9,000	CF Industries, Inc., 3.400%, 12/01/21 (e)	9,023
1,000	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	999

		10,022

	Construction Materials — 0.5%
9,545	Cemex SAB de CV, (Mexico), VAR, 5.773%, 10/15/18 (e)	9,951

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 0.4%
5,000	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	5,075
4,195	Reynolds Group Issuer, Inc., (New Zealand), VAR, 4.523%, 07/15/21 (e)	4,305

		9,380

	Metals & Mining — 0.0% (g)
897	United States Steel Corp., 8.375%, 07/01/21 (e)	1,009

	Total Materials	30,362

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
3,000	Equinix, Inc., 5.375%, 01/01/22	3,168
4,330	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	4,548

	Total Real Estate	7,716

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.6%
	Frontier Communications Corp.,
6,570	7.125%, 03/15/19	6,981
1,250	8.125%, 10/01/18	1,338
2,750	8.500%, 04/15/20	2,918
2,135	Level 3 Financing, Inc., VAR, 4.762%, 01/15/18	2,140

		13,377

	Wireless Telecommunication Services — 0.3%
6,000	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	6,202

	Total Telecommunication Services	19,579

	Utilities — 0.7%
	Electric Utilities — 0.0% (g)
75,000	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	240

	Independent Power & Renewable Electricity Producers — 0.7%
	AES Corp.,
4,000	7.375%, 07/01/21	4,510
4,216	VAR, 3.931%, 06/01/19	4,218
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	2,205
4,460	NRG Energy, Inc., 7.875%, 05/15/21	4,627

		15,560

	Total Utilities	15,800

	Total Corporate Bonds (Cost $293,748)	295,902

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 0.8%
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Southcross Holdco Equity (a)	486

	Utilities — 0.8%
	Electric Utilities — 0.8%
1,056	Vistra Energy Corp.	17,067

	Total Common Stocks (Cost $17,933)	17,553

Preferred Stock — 0.7%
	Financials — 0.7%
	Insurance — 0.7%
16	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par VALUE($)) @ (Cost $13,587)	14,203

PRINCIPAL AMOUNT($)
Loan Assignments — 77.8%
	Consumer Discretionary — 17.1%
	Auto Components — 0.1%
816	Key Safety Systems, Inc., Initial Term Loan, VAR, 5.540%, 08/29/21	824
1,237	Metaldyne Performance Group (MPG Holdco I, Inc.), Initial Term Loan, VAR, 3.750%, 10/20/21	1,237

		2,061

	Automobiles — 0.1%
2,844	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.280%, 12/31/18	2,846

	Diversified Consumer Services — 0.8%
16,586	Spin Holdco, Inc., Initial Term Loan, VAR, 4.285%, 11/14/19	16,518

	Hotels, Restaurants & Leisure — 4.1%
6,622	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.250%, 07/07/22	6,669
3,154	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.500%, 02/07/24 ^	3,107
9,653	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	9,677
4,140	Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan B, (Canada), VAR, 02/15/23 ^	4,163
6,694	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 4.500%, 11/21/19	6,769
2,869	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 4.500%, 11/21/19	2,901
7,023	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.779%, 09/01/22	7,093

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
562	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	566
7,646	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.278%, 10/25/23	7,678
12,634	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	12,729
3,263	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	3,297
12,548	Penn National Gaming, Inc., Term Loan, VAR, 3.250%, 01/19/24 ^	12,644
10,836	Scientific Games Corp., Initial Term Loan, VAR, 4.845%, 10/18/20	11,003

		88,296

	Internet & Direct Marketing Retail — 0.5%
13,564	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	10,064

	Leisure Products — 1.6%
14,475	Delta 2 Sarl, USD Facility B-3, VAR, 5.068%, 07/30/21	14,509
20,479	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19 ^	19,694

		34,203

	Media — 7.1%
660	Altice US Finance I Corp., Senior Secured Term Loan B, VAR, 3.781%, 01/20/25	667
5,318	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.521%, 12/15/22	5,374
2,400	AMC Entertainment, Inc., Term Loan B, VAR, 3.528%, 10/31/23	2,425
2,583	Charter Communications Operating LLC, 1st Lien Term Loan H, VAR, 2.790%, 01/15/22 ^	2,592
1,884	Charter Communications Operating LLC, 1st Lien Term Loan I, VAR, 3.030%, 01/15/24	1,896
13,641	CSC Holdings LLC, Term Loan B, VAR, 3.772%, 10/11/24	13,772
2,939	Entercom Communications Corp., 1st Lien Term Loan B, VAR, 4.511%, 11/01/23	2,950
9,834	Gray Television, Inc., 1st Lien Term Loan B, VAR, 3.276%, 02/28/24	9,908
11,961	iHeartCommunications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	10,380
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	2,418
718	Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.772%, 09/26/23	729
9,147	MTL Publishing LLC, Term B-4 Loan, VAR, 3.527%, 08/22/22	9,186

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
7,560	Nexstar Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.772%, 09/22/23	7,676
7,907	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	7,946
2,518	NVA Holdings, Inc., 1st Lien Term Loan B, VAR, 08/13/21 ^	2,543
8,293	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.040%, 01/03/24	8,300
7,506	Tribune Media Co., 1st Lien Term Loan B, VAR, 3.781%, 01/18/24 ^	7,569
5,740	Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	5,740
6,748	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,766
25,506	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	25,597
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)
10,825	WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 11/01/23	10,852
7,242	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.250%, 08/18/23	7,291

		152,577

	Multiline Retail — 0.4%
11,394	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	9,169

	Specialty Retail — 1.5%
9,075	Bass Pro Group LLC, Senior Secured Term Loan B, VAR, 5.970%, 11/04/23	8,706
3,831	Culligan Holding, Inc., 1st Lien Term Loan, VAR, 5.000%, 12/13/23	3,893
8,084	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 3.778%, 08/11/23	8,089
12,807	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	7,307
4,139	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	4,075

		32,070

	Textiles, Apparel & Luxury Goods — 0.9%
6,373	Cole Haan LLC, Term B-1 Loan, VAR, 5.060%, 01/31/20	5,608
4,875	Nine West Holdings, Inc., Initial Loan, VAR, 4.755%, 10/08/19	3,246
9,776	SAMSONITE IP Holdings, 1st Lien Term Loan B, VAR, 3.031%, 08/01/23	9,865

		18,719

	Total Consumer Discretionary	366,523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 8.5%
	Food & Staples Retailing — 4.0%
10,547	Albertson’s LLC, Term Loan B-4, VAR, 3.781%, 08/25/21	10,672
25,109	Albertson’s LLC, Term Loan B-5, VAR, 4.247%, 12/21/22	25,452
6,016	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24	5,967
2,075	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 01/27/25	2,072
15,800	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23 ^	15,662
13,000	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	13,044
13,565	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	13,667

		86,536

	Food Products — 3.3%
20,527	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	20,589
18,310	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.000%, 06/21/21	18,401
10,894	JBS USA LLC, Term Loan B, VAR, 3.279%, 10/30/22	10,953
19,407	Pinnacle Foods Finance LLC, Term Loan B, VAR, 2.780%, 01/27/24 ^	19,496

		69,439

	Personal Products — 1.2%
13,930	NBTY, Inc., Term Loan, VAR, 5.000%, 05/05/23	14,017
8,540	Prestige Brands, Inc., 1st Lien Term Loan B-4, VAR, 3.531%, 01/24/24 ^	8,643
2,723	Revlon Consumer Products Corp., Term Loan B, VAR, 4.281%, 09/07/23	2,738

		25,398

	Total Consumer Staples	181,373

	Energy — 5.4%
	Energy Equipment & Services — 0.5%
3,389	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.063%, 03/31/21	2,772
3,510	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	3,068
4,500	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.022%, 12/14/23	4,526

		10,366

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — 4.9%
1,280	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,280
5,210	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	5,870
2,693	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	2,736
5,929	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	5,961
14,338	Energy Transfer Equity LP, Term Loan, VAR, 3.529%, 02/02/24	14,373
19,162	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	19,441
39,200	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.540%, 12/31/23 ^	39,410
8,313	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	8,408
6,083	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	167
1,263	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	1,058
6,854	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	6,880

		105,584

	Total Energy	115,950

	Financials — 1.6%
	Capital Markets — 0.5%
3,121	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	3,141
6,227	Lightstone Group LLC, Term Loan B, VAR, 6.539%, 12/31/23	6,315
593	Lightstone Group LLC, Term Loan C, VAR, 6.539%, 12/31/23	602

		10,058

	Consumer Finance — 0.8%
17,503	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,316

	Diversified Financial Services — 0.3%
2,060	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	2,071
3,193	Tkc Holdings Inc., 1st Lien Term Loan, VAR, 4.750%, 02/01/23	3,217
1,611	Tkc Holdings Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/01/24 ^	1,614

		6,902

	Total Financials	34,276

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 9.1%
	Health Care Equipment & Supplies — 1.2%
8,740	Auris Luxembourg III Sarl, Facility B-4, (Luxembourg), VAR, 4.250%, 01/17/22	8,812
8,050	Mallinckrodt International Finance SA, Incremental Term B-1 Loan, VAR, 3.748%, 03/19/21	8,065
8,655	Mallinckrodt International Finance SA, Initial Term B Loan, VAR, 3.498%, 03/19/21	8,663

		25,540

	Health Care Providers & Services — 5.0%
5,673	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.781%, 02/16/23	5,717
16,386	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	16,591
14,525	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.180%, 12/31/18 ^	14,482
7,324	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	7,195
12,481	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	12,476
6,280	inVentiv Health, Inc., Term Loan B, VAR, 4.804%, 09/28/23	6,318
12,444	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	12,633
21,463	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	21,470
10,800	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, VAR, 3.750%, 01/12/24 ^	10,766

		107,648

	Health Care Technology — 0.4%
7,890	Press Ganey Holdings Inc., 1st Lien Term Loan, VAR, 4.250%, 09/29/23	7,900

	Pharmaceuticals — 2.5%
20,968	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	17,100
15,000	Grifols Worldwide Operations Ltd., Term Loan B, (Spain), VAR, 2.969%, 01/19/25 ^	15,049
15,899	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, (Canada), VAR, 5.030%, 02/13/19	15,969
6,671	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.530%, 04/01/22	6,712

		54,830

	Total Health Care	195,918

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Industrials — 9.3%
	Aerospace & Defense — 0.6%
2,722	Transdigm Group, Inc., 1st Lien Term Loan D, VAR, 3.983%, 06/04/21	2,732
2,724	Transdigm Group, Inc., 1st Lien Term Loan E, VAR, 3.852%, 05/16/22	2,734
6,971	Transdigm Group, Inc., Tranche F Term Loan, VAR, 3.781%, 06/09/23	7,005

		12,471

	Air Freight & Logistics — 0.5%
10,123	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	10,205

	Airlines — 1.0%
19,250	American Airlines, Inc., Term Loan B, VAR, 3.270%, 12/14/23	19,346
1,429	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.273%, 10/18/18	1,437

		20,783

	Building Products — 1.1%
8,826	Continental Building Products, Inc., Term Loan B, VAR, 3.281%, 08/18/23	8,892
5,318	Jeld-Wen, Inc., Consolidated Term Loan B, VAR, 4.750%, 07/01/22	5,351
10,023	Summit Materials Co. I LLC, Term Loan, VAR, 3.853%, 07/18/22	10,132

		24,375

	Commercial Services & Supplies — 3.4%
3,292	Advanced Disposal Services, Inc., Term Loan B, VAR, 3.500%, 11/10/23	3,324
7,078	Camelot Finance LP, 1st Lien Term Loan B, VAR, 4.750%, 10/03/23	7,157
2,018	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.000%, 11/06/20	2,025
12,633	Garda World Security Corp., Term B Loan, (Canada), VAR, 4.000%, 11/06/20	12,680
4,200	Harland Clarke Holdings Corp., 1st Lien Term Loan B5, VAR, 7.000%, 12/31/21 ^	4,239
1,168	Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21	1,186
29,689	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.250%, 05/02/22	29,962
5,100	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.500%, 02/08/24	5,074
2,200	Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.000%, 02/08/25	2,156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
5,933	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/06/22 ^	5,999

		73,802

	Electrical Equipment — 0.3%
7,760	Cortes NP Acquisition Corp., 1st Lien Term Loan B, VAR, 6.030%, 11/30/23	7,815

	Industrial Conglomerates — 0.4%
8,747	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	8,398

	Machinery — 1.9%
16,286	Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/06/21	16,288
9,864	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.000%, 03/11/22	9,969
4,740	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.500%, 12/12/23	4,773
9,502	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 3.770%, 08/21/23	9,554

		40,584

	Marine — 0.1%
1,867	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	1,726

	Total Industrials	200,159

	Information Technology — 10.0%
	Communications Equipment — 1.2%
3,370	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	3,477
26,626	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20 (d)	21,255

		24,732

	Internet Software & Services — 0.5%
4,455	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.025%, 12/01/23	4,506
6,625	GoDaddy, Inc., Term Loan B, VAR, 3.270%, 02/03/24 ^	6,639

		11,145

	IT Services — 2.6%
	First Data Corp., Term Loan,
28,142	VAR, 3.779%, 03/24/21	28,384
11,106	VAR, 3.779%, 07/08/22	11,178
1,980	Global Payments, Inc., Term Loan B, VAR, 3.281%, 04/22/23	2,000
4,904	Optiv Security, Inc., 1st Lien Term Loan, VAR, 4.250%, 01/13/24	4,933

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	IT Services — continued
4,000	Optiv Security, Inc., 2nd Lien Term Loan, VAR, 8.250%, 01/13/25	4,048
5,225	SMS Systems Maintenance Services, Inc., Term Loan B, VAR, 6.000%, 10/30/23 ^	5,234

		55,777

	Semiconductors & Semiconductor Equipment — 1.7%
9,995	Micron Technology, Inc., Term Loan B, VAR, 4.540%, 04/26/22	10,121
8,043	Microsemi Corp., Closing Date Term B Loan, VAR, 3.031%, 01/15/23 ^	8,098
13,606	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 4.031%, 03/31/23	13,722
5,277	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.498%, 09/22/23	5,339

		37,280

	Software — 2.5%
7,265	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23	7,342
9,722	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.750%, 02/01/22	9,729
5,911	Landesk Software Group, Inc., 1st Lien Term Loan, VAR, 5.250%, 01/18/24	5,940
1,885	Landesk Software Group, Inc., 2nd Lien Term Loan, VAR, 10.000%, 01/18/25	1,863
5,250	Salient CRGT, Inc., Term Loan B, VAR, 6.750%, 02/24/22 ^	5,158
13,571	SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.500%, 02/03/23 ^	13,633
4,566	Solera LLC, Dollar Term Loan, VAR, 5.750%, 03/03/23	4,590
5,345	SS&C Technologies Holdings, Inc., Term B-1 Loan, VAR, 4.031%, 07/08/22	5,370
513	SS&C Technologies Holdings, Inc., Term B-2 Loan, VAR, 4.031%, 07/08/22	515

		54,140

	Technology Hardware, Storage & Peripherals — 1.5%
16,658	Dell Inc. 1st Lien Term Loan B, VAR, 4.040%, 06/02/23	16,760
5,471	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	5,564
5,420	Radiate Holdco LLC, Term Loan, VAR, 3.781%, 12/12/23	5,460
4,677	Western Digital Corp., Term Loan B, VAR, 4.529%, 04/29/23	4,701

		32,485

	Total Information Technology	215,559

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 5.1%
	Chemicals — 1.1%
2,075	Axalta Coating Systems US Holdings, Inc., Term Loan, VAR, 3.498%, 02/01/20	2,101
3,682	GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.248%, 02/03/22	3,721
4,237	Gemini HDPE LLC, Advance, VAR, 4.039%, 08/06/21	4,290
4,054	New Arclin US Holding Corp., Term Loan, VAR, 5.250%, 02/15/24	4,100
9,175	PolyOne Corp., Term B-2 Loan, VAR, 3.030%, 11/11/22	9,232

		23,444

	Construction Materials — 1.6%
18,529	Forterra Finance LLC, 1st Lien Term Loan, VAR, 4.500%, 10/18/23	18,705
8,953	Headwaters, Inc., Term Loan B, VAR, 4.000%, 03/24/22	8,977
7,471	Quikrete Holdings, Inc., Term Loan B, VAR, 4.022%, 11/15/23	7,557

		35,239

	Containers & Packaging — 1.9%
3,557	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.009%, 12/17/19	3,566
7,070	Berry Plastics Corp., Term Loan I, VAR, 3.281%, 10/01/22	7,118
6,364	Berry Plastics Corp., Term Loan J, VAR, 3.281%, 01/20/24	6,402
2,509	Berry Plastics Corp., Term Loan K, VAR, 3.022%, 02/08/20	2,521
3,226	Berry Plastics Corp., Term Loan L, VAR, 3.022%, 01/06/21	3,241
1,590	HLX PLY Holdings, Inc., Term Loan, VAR, 4.250%, 12/29/23	1,601
10,301	Reynolds Group Holdings, Inc., Term Loan, VAR, 3.781%, 02/05/23	10,378
7,070	Viskase Corp., Inc., Initial Term Loan, VAR, 4.377%, 01/30/21	6,822

		41,649

	Metals & Mining — 0.4%
7,542	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 3.750%, 06/30/19	7,586

	Paper & Forest Products — 0.1%
2,314	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 3.250%, 11/28/18	2,307

	Total Materials	110,225

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
7,632	MGM Growth Properties, Term Loan B, VAR, 3.281%, 04/25/23	7,692

	Real Estate Management & Development — 0.0% (g)
222	CityCenter Holdings LLC, Term B Loan, VAR, 3.750%, 10/16/20	224

	Total Real Estate	7,916

	Telecommunication Services — 4.6%
	Diversified Telecommunication Services — 3.8%
3,588	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,616
9,037	Consolidated Communications, Inc., Term Loan B, VAR, 4.000%, 09/27/23	9,089
2,033	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	2,045
22,005	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19 ^	21,855
27,300	Level 3 Financing, Inc., Tranche B Term Loan, VAR, 02/15/24 ^	27,427
11,846	Zayo Group LLC, 1st Lien Term Loan B, VAR, 3.500%, 01/12/24 ^	11,957
5,704	Zayo Group LLC, Term B-3 Loan, VAR, 3.500%, 01/29/24 ^	5,757

		81,746

	Wireless Telecommunication Services — 0.8%
10,075	Sprint Communications, Inc., 1st Lien Term Loan B, VAR, 3.313%, 02/02/24 ^	10,089
1,192	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.039%, 04/23/19	1,086
6,066	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	5,481

		16,656

	Total Telecommunication Services	98,402

	Utilities — 6.7%
	Electric Utilities — 3.6%
31,507	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.030%, 05/03/20	31,494
5,000	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	5,013
4,350	Homer City Generation LP, 1st Lien Term Loan B, VAR, 9.250%, 02/15/23 ^	4,263
8,729	InterGen NV, Term Advance, VAR, 5.500%, 06/15/20	8,718

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
22,189	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	22,289
5,061	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	5,083

		76,860

	Independent Power & Renewable Electricity Producers — 3.1%
	Calpine Corp., Term Loan,
17,049	VAR, 2.600%, 12/26/19	17,031
9,468	VAR, 3.750%, 05/27/22	9,512
20,870	Dynegy, Inc., Term Loan, VAR, 4.250%, 01/12/24 ^	21,077
18,155	NRG Energy, Inc., Term Loan, VAR, 3.031%, 06/30/23 ^	18,213

		65,833

	Total Utilities	142,693

	Total Loan Assignments (Cost $1,686,605)	1,668,994

NUMBER OF RIGHT
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,250	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	1,502

SHARES
Short-Term Investment — 16.5%
	Investment Company — 16.5%
352,644	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $352,644)	352,644

	Total Investments — 110.4% (Cost $2,381,237)	2,367,727
	Liabilities in Excess of Other Assets — (10.4)%	(224,222)

	NET ASSETS — 100.0%	$2,143,505

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Floating Rate Income Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

DIP	— Debtor-in-possession
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of February 28, 2017.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2017.
^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

Floating Rate Income Fund
ASSETS:
Investments in non-affiliates, at value	$2,015,083
Investments in affiliates, at value	352,644

Total investment securities, at value	2,367,727
Cash	2,378
Foreign currency, at value	1
Receivables:
Investment securities sold	13,150
Fund shares sold	20,376
Interest from non-affiliates	9,432
Dividends from affiliates	119
Tax reclaims	354
Unrealized appreciation on unfunded commitments	99

Total Assets	2,413,636

LIABILITIES:
Payables:
Investment securities purchased	267,862
Fund shares redeemed	1,023
Accrued liabilities:
Investment advisory fees	827
Administration fees	126
Distribution fees	37
Shareholder servicing fees	86
Custodian and accounting fees	25
Trustees’ and Chief Compliance Officer’s fees	5
Other	140

Total Liabilities	270,131

Net Assets	$2,143,505

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Floating Rate Income Fund
NET ASSETS:
Paid-in-Capital	$2,317,853
Accumulated undistributed (distributions in excess of) net investment income	271
Accumulated net realized gains (losses)	(161,208)
Net unrealized appreciation (depreciation)	(13,411)

Total Net Assets	$2,143,505

Net Assets:
Class A	$106,878
Class C	28,630
Class R6	915,277
Class I (formerly Select Class)	1,092,720

Total	$2,143,505

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,275
Class C	3,029
Class R6	96,523
Class I (formerly Select Class)	115,233

Net Asset Value (a):
Class A — Redemption price per share	$9.48
Class C — Offering price per share (b)	9.45
Class R6 — Offering and redemption price per share	9.48
Class I (formerly Select Class) — Offering and redemption price per share	9.48
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.70

Cost of investments in non-affiliates	$2,028,593
Cost of investments in affiliates	352,644
Cost of foreign currency	2

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS PERIOD ENDED FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

Floating Rate Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$43,330
Interest income from affiliates	1
Dividend income from non-affiliates	3,235
Dividend income from affiliates	381

Total investment income	46,947

EXPENSES:
Investment advisory fees	5,086
Administration fees	757
Distribution fees:
Class A	113
Class C	93
Shareholder servicing fees:
Class A	113
Class C	31
Class I (formerly Select Class)	1,131
Custodian and accounting fees	93
Professional fees	61
Trustees’ and Chief Compliance Officer’s fees	19
Printing and mailing costs	18
Transfer agency fees (See Note 2.G.)	13
Sub-transfer agency fees (See Note 2.G.)	28
Other	24

Total expenses	7,580

Less fees waived	(989)
Less earnings credits	(1)

Net expenses	6,590

Net investment income (loss)	40,357

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(42,745)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	65,572
Foreign currency translations	— (a)
Unfunded commitments	99

Change in net unrealized appreciation/depreciation	65,671

Net realized/unrealized gains (losses)	22,926

Change in net assets resulting from operations	$63,283

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Floating Rate Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,357	$89,591
Net realized gain (loss)	(42,745)	(86,271)
Change in net unrealized appreciation/depreciation	65,671	27,758

Change in net assets resulting from operations	63,283	31,078

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,883)	(3,571)
Class C
From net investment income	(452)	(902)
Class R6
From net investment income	(18,379)	(35,032)
Class I (formerly Select Class)
From net investment income	(19,797)	(50,890)

Total distributions to shareholders	(40,511)	(90,395)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	309,434	(580,069)

NET ASSETS:
Change in net assets	332,206	(639,386)
Beginning of period	1,811,299	2,450,685

End of period	$2,143,505	$1,811,299

Accumulated undistributed (distributions in excess of) net investment income	$271	$425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Floating Rate Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$44,364	$41,079
Distributions reinvested	1,882	3,571
Cost of shares redeemed	(23,821)	(45,374)

Change in net assets resulting from Class A capital transactions	$22,425	$(724)

Class C
Proceeds from shares issued	$9,427	$5,536
Distributions reinvested	443	889
Cost of shares redeemed	(3,478)	(10,483)

Change in net assets resulting from Class C capital transactions	$6,392	$(4,058)

Class R6
Proceeds from shares issued	$111,153	$560,102
Distributions reinvested	16,268	29,261
Cost of shares redeemed	(60,102)	(135,113)

Change in net assets resulting from Class R6 capital transactions	$67,319	$454,250

Class I (formerly Select Class)
Proceeds from shares issued	$320,240	$171,842
Distributions reinvested	1,840	7,700
Cost of shares redeemed	(108,782)	(1,209,079)

Change in net assets resulting from Class I capital transactions	$213,298	$(1,029,537)

Total change in net assets resulting from capital transactions	$309,434	$(580,069)

SHARE TRANSACTIONS:
Class A
Issued	4,713	4,441
Reinvested	200	388
Redeemed	(2,528)	(4,916)

Change in Class A Shares	2,385	(87)

Class C
Issued	1,002	598
Reinvested	47	97
Redeemed	(370)	(1,138)

Change in Class C Shares	679	(443)

Class R6
Issued	11,734	60,095
Reinvested	1,726	3,189
Redeemed	(6,365)	(14,781)

Change in Class R6 Shares	7,095	48,503

Class I (formerly Select Class)
Issued	33,835	18,718
Reinvested	195	829
Redeemed	(11,521)	(130,329)

Change in Class I Shares	22,509	(110,782)

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

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FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
Floating Rate Income Fund
Class A
Six Months Ended February 28, 2017 (Unaudited)	$9.36	$0.19	(f)	$0.12		$0.31	$(0.19)	$—		$(0.19)
Year Ended August 31, 2016	9.56	0.40	(f)	(0.20)		0.20	(0.40)	—		(0.40)
Year Ended August 31, 2015	10.04	0.38	(f)	(0.47)		(0.09)	(0.39)	—	(g)	(0.39)
Year Ended August 31, 2014	10.02	0.39	(h)	0.02		0.41	(0.38)	(0.01)		(0.39)
Year Ended August 31, 2013	9.89	0.43		0.14		0.57	(0.43)	(0.01)		(0.44)
Year Ended August 31, 2012	9.41	0.47	(f)	0.44		0.91	(0.43)	—	(g)	(0.43)

Class C
Six Months Ended February 28, 2017 (Unaudited)	9.34	0.17	(f)	0.11		0.28	(0.17)	—		(0.17)
Year Ended August 31, 2016	9.54	0.35	(f)	(0.19)		0.16	(0.36)	—		(0.36)
Year Ended August 31, 2015	10.02	0.33	(f)	(0.46)		(0.13)	(0.35)	—	(g)	(0.35)
Year Ended August 31, 2014	10.01	0.34	(h)	0.02		0.36	(0.34)	(0.01)		(0.35)
Year Ended August 31, 2013	9.88	0.40		0.13		0.53	(0.39)	(0.01)		(0.40)
Year Ended August 31, 2012	9.41	0.44	(f)	0.42		0.86	(0.39)	—	(g)	(0.39)

Class R6
Six Months Ended February 28, 2017 (Unaudited)	9.37	0.21	(f)	0.11		0.32	(0.21)	—		(0.21)
Year Ended August 31, 2016	9.57	0.43	(f)	(0.19)		0.24	(0.44)	—		(0.44)
Year Ended August 31, 2015	10.05	0.41	(f)	(0.46)		(0.05)	(0.43)	—	(g)	(0.43)
October 31, 2013 (i) through August 31, 2014	10.10	0.34	(h)	(0.03	)(j)	0.31	(0.35)	(0.01)		(0.36)

Class I (formerly Select Class)
Six Months Ended February 28, 2017 (Unaudited)	9.37	0.20	(f)	0.11		0.31	(0.20)	—		(0.20)
Year Ended August 31, 2016	9.57	0.42	(f)	(0.19)		0.23	(0.43)	—		(0.43)
Year Ended August 31, 2015	10.05	0.40	(f)	(0.46)		(0.06)	(0.42)	—	(g)	(0.42)
Year Ended August 31, 2014	10.03	0.42	(h)	0.02		0.44	(0.41)	(0.01)		(0.42)
Year Ended August 31, 2013	9.89	0.46		0.15		0.61	(0.46)	(0.01)		(0.47)
Year Ended August 31, 2012	9.41	0.50	(f)	0.43		0.93	(0.45)	—	(g)	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Commencement of offering of class of shares.
(j)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.48	3.36%	$106,878	0.98%	4.11%		1.19%	29%
9.36	2.30	83,254	0.99	4.29		1.22	41
9.56	(0.92)	85,854	0.99	3.85		1.25	16
10.04	4.15	168,575	0.98	3.85	(h)	1.15	61
10.02	5.90	158,323	0.97	4.64		1.16	42
9.89	9.82	63,811	0.97	4.80		1.20	65

9.45	3.00	28,630	1.48	3.58		1.71	29
9.34	1.78	21,937	1.49	3.79		1.73	41
9.54	(1.37)	26,637	1.49	3.35		1.73	16
10.02	3.59	22,738	1.48	3.35	(h)	1.65	61
10.01	5.50	15,323	1.47	4.07		1.65	42
9.88	9.24	2,408	1.47	4.45		1.68	65

9.48	3.42	915,277	0.63	4.43		0.65	29
9.37	2.65	837,611	0.64	4.67		0.66	41
9.57	(0.49)	391,548	0.64	4.18		0.67	16
10.05	3.05	916,404	0.63	4.11	(h)	0.66	61

9.48	3.37	1,092,720	0.73	4.33		0.91	29
9.37	2.55	868,497	0.74	4.51		0.91	41
9.57	(0.61)	1,946,646	0.74	4.09		0.92	16
10.05	4.40	2,930,115	0.73	4.10	(h)	0.90	61
10.03	6.25	3,158,706	0.72	4.85		0.91	42
9.89	10.09	781,827	0.72	5.12		0.94	65

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Floating Rate Income Fund	Class A, Class C, Class R6 and Class I^	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$16,929	$—	$16,929
Corporate Bonds
Consumer Discretionary	—	50,164	—	50,164
Consumer Staples	—	4,004	—	4,004
Energy	—	44,666	—	44,666
Financials	—	21,085	—	21,085
Health Care	—	45,568	—	45,568
Industrials	—	25,440	—	25,440
Information Technology	—	31,518	—	31,518
Materials	—	30,362	—	30,362
Real Estate	—	7,716	—	7,716
Telecommunication Services	—	19,579	—	19,579
Utilities	—	15,560	240	15,800

Total Corporate Bonds	—	295,662	240	295,902

Common Stocks
Energy	—	—	486	486
Utilities	17,067	—	—	17,067

Total Common Stocks	17,067	—	486	17,553

Preferred Stock
Financials	—	14,203	—	14,203

Loan Assignments
Consumer Discretionary	—	356,846	9,677	366,523
Consumer Staples	—	181,373	—	181,373
Energy	—	115,950	—	115,950
Financials	—	34,276	—	34,276
Health Care	—	195,918	—	195,918
Industrials	—	200,159	—	200,159
Information Technology	—	215,559	—	215,559
Materials	—	110,225	—	110,225
Real Estate	—	7,916	—	7,916
Telecommunication Services	—	98,402	—	98,402
Utilities	—	142,693	—	142,693

Total Loan Assignments	—	1,659,317	9,677	1,668,994

Right
Utilities	—	—	1,502	1,502
Short-Term Investment
Investment Company	352,644	—	—	352,644

Total Investments in Securities	$369,711	$1,986,111	$11,905	$2,367,727

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Corporate Bonds — Utilities	$—		$—	$240	$—	$—	$—	$—	$—	$240
Common Stocks — Energy	494		—	(8)	—	—	—	—	—	486
Preferred Stock — Financials	12,849		—	—	—	—	—	—	(12,849)	—
Loan Assignments — Consumer Discretionary	—	(a)	—	258	8	—	(48)	9,459	—	9,677
Right — Utilities	—		—	1,502	—	—	—	—	—	1,502

	$13,343		$—	$1,992	$8	$—	$(48)	$9,459	$(12,849)	$11,905

(a)	Amount rounds to less than 500.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine price for the six months ended February 28, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,991,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$	—(a)	Discounted Cash Flow	Cash flows from operations	0.00% (0.00%)

Loan Assignments		—(a)

Total	$	—(a)

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $11,905,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

C. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

D. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which they acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 28, 2017, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse International	15.9%
Bank of America, N.A.	11.4
Deutsche Bank AG	10.9
Barclays Bank plc	9.6
Citibank, N.A	6.2
Goldman Sachs International	5.9
Morgan Stanley Capital Services	5.0

E. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$2,356	$2,455	$3,370	$3,477	$5,726	$5,932

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Certain Funds may receive other

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer-agency and sub-transfer agency fees charged to each class of the Fund for the six months ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class R6	Class I	Total
Transfer agency fees	$5	$2	$2	$4	$13
Sub-transfer agency fees	13	5	—	10	28

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2017, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class R6 and Class I do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2017, JPMDS retained the following (amounts in thousands):

Front-End Sales Charge	CDSC
$4	$—

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Class I Shares, respectively.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R6	Class I
1.00%	1.50%	0.65%	0.75%

The expense limitation agreement was in effect for the six months ended February 28, 2017 and is in place until at least December 31, 2017.

For the six months ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$32	$22	$801	$855	$—

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2016, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 28, 2017 was approximately $134,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

4. Investment Transactions

During the six months ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$798,522	$512,844

During the six months ended February 28, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized (Depreciation)
$2,381,237	$25,352	$38,862	$(13,510)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Fund did not utilize the Credit Facility during the six months ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had one affiliated omnibus account, which represented 51.9% of the Fund’s net assets.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

As of February 28, 2017, the JPMorgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:

J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
22.8%	10.4%

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s (s) financial statements and related disclosures.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Floating Rate Income Fund
Class A
Actual	$1,000.00	$1,033.60	$4.94	0.98%
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class C
Actual	1,000.00	1,030.00	7.45	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class R6
Actual	1,000.00	1,034.20	3.18	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63
Class I (formerly Select Class)
Actual	1,000.00	1,033.70	3.68	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	SAN-FRI-217

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 4, 2017